                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2007
                         -------------------------

Item 1. Reports to Stockholders

SunAmerica 2007
---------------

[PHOTO]



Semi-annual Report

                                    [GRAPHIC]



Equity Funds

[LOGO] AIG SunAmerica
           Mutual Funds

        March 31, 2007                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

Tax Managed Equity Fund* (TXMAX)

SunAmerica International Small-Cap Fund (SAESX)

* As of May 15, 2007, the name of the SunAmerica Tax Managed Equity Fund was changed to the SunAmerica Disciplined Growth Fund.

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
EXPENSE EXAMPLE.............................................................  3
STATEMENT OF ASSETS AND LIABILITIES.........................................  6
STATEMENT OF OPERATIONS..................................................... 10
STATEMENT OF CHANGES IN NET ASSETS.......................................... 13
FINANCIAL HIGHLIGHTS........................................................ 18
PORTFOLIO OF INVESTMENTS.................................................... 27
NOTES TO FINANCIAL STATEMENTS............................................... 68
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS.................................. 90
TRUSTEE AND OFFICER INFORMATION............................................. 91

        Shareholder Letter

Dear Shareholder:

We are pleased to present the semi-annual report for the SunAmerica Equity Funds. This report contains investment portfolio information and financial statements for the six-month period ending March 31, 2007.

During the past six months, domestic equities rose across the board, as the Dow Jones Industrial Average, S&P 500 and NASDAQ Composite returned 7.01%, 7.38%, and 7.62%, respectively. International equities remained strong with the MSCI EAFE* Index returning 14.85% for the six-month period

The market appreciation during the six-month period was broad-based, as all industry sectors and asset classes posted positive returns. Overall, market leadership was provided by the mid-cap and small-cap categories, and value indices generally outperformed their growth counterparts. In terms of sectors, three of the smallest S&P 500 constituents, the Materials, Utilities and Telecommunications sectors, were the top contributors, while three of the largest industry segments, the Information Technology, Healthcare and Financial categories were the principal laggards during the six-month period.

The semi-annual period began on a strong note as the Federal Open Market Committee (FOMC) continued to keep its key monetary target unchanged at its regularly scheduled meetings in October and December. Strong corporate earnings reports and a downward slide in oil prices also helped lift U.S. equities to new highs. As we began the New Year, questions remained on both the direction of the economy and the markets. The economic debate centered around the future level of U.S. Gross Domestic Product (G.D.P.) growth and what that meant for Federal Reserve policy. While there were many differing views, the debate broke down into two basic camps. The first believed that the U.S. economy--driven by the housing sector--was slowing down dramatically and that inflation, which is a lagging indicator, was under control and would come down as the economy decelerated. They expected that this would result in the Federal Reserve cutting interest rates. The second camp acknowledged that the economy had slowed down but believed that this was merely a mid-cycle correction. They believed that growth would reaccelerate and that the Fed would need to tighten further in order to slow down the economy and head-off inflation.

The equity market rally continued through January 2007 in anticipation of moderate economic activity and a more benign Federal Reserve. However, market pressures returned as the sub-prime mortgage market continued to deteriorate and fears of a weakening economy increased volatility. After a sell-off in the Chinese equities markets, the U.S. markets experienced a decline in February. However, the domestic markets rebounded in March and the equity and fixed income markets ended the quarter with negligible, yet mostly positive results.

All of our funds provided positive returns over the six-month period. The SunAmerica Growth Opportunities Fund, Tax Managed Equity Fund, and SunAmerica New Century Fund were all in the top quartile of their respective Lipper peer groups for the semi-annual period, while the SunAmerica International Small-Cap Fund was in the top half of its Lipper peer group for this period.

Thank you for your continued investment in our Funds. We encourage you to visit our website www.sunamericafunds.com for more information.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

  AIG SunAmerica Asset Management Corp.           AIG Global Investment Corp.
  -                                               ---------------------------
  John Massey    Ben Barrett      Kara Murphy     Hans Danielsson
  Steven Neimeth Soraya Benitez   Sandra Salas    Robin Thorn
  Paul Ma        Michael Beaulieu Andrew Sheridan Chantal Brennan
  Jay Rushin     Allison Larkin   Brendan Voege   Ming Hsu
  Gregory Parker                                  Noriko Umino

--------
Past performance is no guarantee of future results.

* The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index is a representative benchmark used to measure the performance of the International stock market as a whole, in U.S. dollar terms.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2006 and held until March 31, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended March 31, 2007" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended March 31, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended March 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended March 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended March 31, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended March 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended March 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of International Equity Fund and International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2007 -- (unaudited) (continued)


                                              Actual                                      Hypothetical
                             ----------------------------------------- --------------------------------------------------
                                                                                     Ending Account
                                           Ending Account Expense Paid                Value using
                                            Value Using    During the                a Hypothetical Expense Paid  Expense
                               Beginning       Actual        Period      Beginning     5% Assumed    During the    Ratio
                             Account Value   Return at       Ended     Account Value   Return at    Period Ended   as of
                             at October 1,   March 31,     March 31,   at October 1,   March 31,     March 31,   March 31,
Fund                             2006           2007          2007         2006           2007          2007      2007 *
----                         ------------- -------------- ------------ ------------- -------------- ------------ ---------
Blue Chip Growth Fund@
  Class A# .................   $1,000.00     $1,056.72       $ 8.26      $1,000.00     $1,016.90       $ 8.10      1.61%
  Class B#..................   $1,000.00     $1,051.65       $12.23      $1,000.00     $1,013.15       $12.00      2.39%
  Class C# .................   $1,000.00     $1,050.51       $13.24      $1,000.00     $1,012.15       $12.99      2.59%
  Class I#..................   $1,000.00     $1,057.97       $ 6.72      $1,000.00     $1,018.40       $ 6.59      1.31%
Growth Opportunities Fund@
  Class A# .................   $1,000.00     $1,153.17       $ 8.80      $1,000.00     $1,016.89       $ 8.25      1.64%
  Class B#..................   $1,000.00     $1,149.67       $12.38      $1,000.00     $1,013.55       $11.60      2.31%
  Class C# .................   $1,000.00     $1,148.54       $12.80      $1,000.00     $1,013.01       $11.99      2.39%
  Class I#..................   $1,000.00     $1,157.01       $ 7.10      $1,000.00     $1,018.49       $ 6.64      1.32%
New Century Fund@
  Class A ..................   $1,000.00     $1,148.92       $ 8.46      $1,000.00     $1,017.05       $ 7.95      1.58%
  Class B...................   $1,000.00     $1,144.26       $13.04      $1,000.00     $1,012.76       $12.24      2.44%
  Class C# .................   $1,000.00     $1,145.39       $11.45      $1,000.00     $1,014.26       $10.75      2.14%
Growth and Income Fund@
  Class A# .................   $1,000.00     $1,063.29       $ 7.82      $1,000.00     $1,017.35       $ 7.64      1.52%
  Class B#..................   $1,000.00     $1,059.29       $11.30      $1,000.00     $1,013.96       $11.05      2.20%
  Class C# .................   $1,000.00     $1,060.17       $11.30      $1,000.00     $1,014.10       $11.05      2.20%
  Class I#..................   $1,000.00     $1,064.59       $ 6.69      $1,000.00     $1,018.45       $ 6.54      1.30%
Balanced Assets Fund@
  Class A# .................   $1,000.00     $1,050.00       $ 8.02      $1,000.00     $1,017.10       $ 7.90      1.57%
  Class B#..................   $1,000.00     $1,046.20       $11.78      $1,000.00     $1,013.41       $11.60      2.31%
  Class C# .................   $1,000.00     $1,046.83       $11.63      $1,000.00     $1,013.56       $11.45      2.28%
  Class I#..................   $1,000.00     $1,051.74       $ 6.70      $1,000.00     $1,018.40       $ 6.59      1.31%
International Equity Fund
  Class A# .................   $1,000.00     $1,118.06       $10.03      $1,000.00     $1,015.59       $ 9.55      1.90%
  Class B#..................   $1,000.00     $1,114.48       $13.44      $1,000.00     $1,012.22       $12.79      2.55%
  Class C# .................   $1,000.00     $1,113.88       $13.44      $1,000.00     $1,012.22       $12.79      2.55%
  Class I#..................   $1,000.00     $1,118.42       $ 9.51      $1,000.00     $1,015.96       $ 9.05      1.80%
Value Fund@
  Class A# .................   $1,000.00     $1,066.30       $ 8.40      $1,000.00     $1,016.80       $ 8.20      1.63%
  Class B#..................   $1,000.00     $1,062.97       $11.73      $1,000.00     $1,013.56       $11.45      2.28%
  Class C# .................   $1,000.00     $1,062.97       $11.73      $1,000.00     $1,013.56       $11.45      2.28%
  Class I#..................   $1,000.00     $1,066.42       $ 7.88      $1,000.00     $1,017.44       $ 7.70      1.53%
  Class Z# .................   $1,000.00     $1,069.46       $ 5.47      $1,000.00     $1,019.65       $ 5.34      1.06%
Tax Managed Equity Fund@
  Class A# .................   $1,000.00     $1,093.13       $ 7.57      $1,000.00     $1,017.84       $ 7.29      1.45%
  Class B#..................   $1,000.00     $1,089.83       $10.94      $1,000.00     $1,014.46       $10.55      2.10%
  Class C# .................   $1,000.00     $1,088.89       $10.94      $1,000.00     $1,014.46       $10.55      2.10%
International Small-Cap Fund
  Class A# .................   $1,000.00     $1,196.38       $10.40      $1,000.00     $1,015.46       $ 9.55      1.90%
  Class B#..................   $1,000.00     $1,193.28       $13.94      $1,000.00     $1,012.22       $12.79      2.55%
  Class C# .................   $1,000.00     $1,192.38       $13.94      $1,000.00     $1,012.35       $12.79      2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended March 31, 2007" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2007 -- (unaudited) (continued)


                                           Actual                                 Hypothetical
                          ----------------------------------------- -----------------------------------------
                                                                                  Ending Account
                                        Ending Account Expense Paid                Value using   Expense Paid
                                         Value Using    During the                a Hypothetical  During the   Expense
                            Beginning       Actual        Period      Beginning     5% Assumed      Period      Ratio
                          Account Value   Return at       Ended     Account Value   Return at       Ended       as of
                          at October 1,   March 31,     March 31,   at October 1,   March 31,     March 31,   March 31,
Fund                          2006           2007          2007         2006           2007          2007      2007 *
----                      ------------- -------------- ------------ ------------- -------------- ------------ ---------
Blue Chip Growth Fund
  Class A# ..............   $1,000.00     $1,056.72       $ 8.15      $1,000.00     $1,017.00       $ 8.00      1.59%
  Class B#...............   $1,000.00     $1,051.65       $12.12      $1,000.00     $1,013.11       $11.90      2.37%
  Class C# ..............   $1,000.00     $1,051.51       $13.14      $1,000.00     $1,012.12       $12.89      2.57%
  Class I#...............   $1,000.00     $1,057.97       $ 6.62      $1,000.00     $1,018.50       $ 6.49      1.29%
Growth Opportunities Fund
  Class A# ..............   $1,000.00     $1,153.17       $ 8.59      $1,000.00     $1,016.95       $ 8.05      1.60%
  Class B#...............   $1,000.00     $1,149.67       $12.17      $1,000.00     $1,013.61       $11.40      2.27%
  Class C# ..............   $1,000.00     $1,148.54       $12.59      $1,000.00     $1,013.21       $11.80      2.35%
  Class I#...............   $1,000.00     $1,157.01       $ 6.88      $1,000.00     $1,018.55       $ 6.44      1.28%
New Century Fund
  Class A ...............   $1,000.00     $1,148.92       $ 8.36      $1,000.00     $1,017.15       $ 7.85      1.56%
  Class B................   $1,000.00     $1,144.26       $12.94      $1,000.00     $1,012.86       $12.14      2.42%
  Class C# ..............   $1,000.00     $1,145.39       $11.34      $1,000.00     $1,014.36       $10.65      2.12%
Growth and Income Fund
  Class A# ..............   $1,000.00     $1,063.29       $ 7.77      $1,000.00     $1,017.40       $ 7.59      1.51%
  Class B#...............   $1,000.00     $1,059.29       $11.24      $1,000.00     $1,014.01       $11.00      2.19%
  Class C# ..............   $1,000.00     $1,060.17       $11.25      $1,000.00     $1,014.01       $11.00      2.19%
  Class I#...............   $1,000.00     $1,064.59       $ 6.64      $1,000.00     $1,018.50       $ 6.49      1.29%
Balanced Assets Fund
  Class A# ..............   $1,000.00     $1,050.00       $ 7.97      $1,000.00     $1,017.15       $ 7.85      1.56%
  Class B#...............   $1,000.00     $1,046.20       $11.73      $1,000.00     $1,013.46       $11.55      2.30%
  Class C# ..............   $1,000.00     $1,046.83       $11.58      $1,000.00     $1,013.61       $11.40      2.27%
  Class I#...............   $1,000.00     $1,051.74       $ 6.65      $1,000.00     $1,018.45       $ 6.54      1.30%
Value Fund
  Class A# ..............   $1,000.00     $1,066.30       $ 8.35      $1,000.00     $1,016.85       $ 8.15      1.62%
  Class B#...............   $1,000.00     $1,062.97       $11.68      $1,000.00     $1,013.61       $11.40      2.27%
  Class C# ..............   $1,000.00     $1,062.97       $11.68      $1,000.00     $1,013.61       $11.40      2.27%
  Class I#...............   $1,000.00     $1,066.42       $ 7.83      $1,000.00     $1,017.35       $ 7.64      1.52%
  Class Z# ..............   $1,000.00     $1,069.46       $ 5.42      $1,000.00     $1,019.70       $ 5.29      1.05%
Tax Managed Equity Fund
  Class A# ..............   $1,000.00     $1,093.13       $ 6.52      $1,000.00     $1,018.70       $ 6.29      1.25%
  Class B#...............   $1,000.00     $1,089.83       $ 9.85      $1,000.00     $1,015.51       $ 9.50      1.89%
  Class C# ..............   $1,000.00     $1,088.89       $ 9.95      $1,000.00     $1,015.41       $ 9.60      1.91%

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2007 -- (unaudited)

                                                                             Blue Chip      Growth           New
                                                                              Growth     Opportunities     Century
                                                                               Fund          Fund           Fund
                                                                           ------------  -------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................. $ 65,773,184  $  63,232,879  $ 89,782,984
Short-term investment securities, at value (unaffiliated)*................           --             --            --
Repurchase agreements (cost equals market value)..........................    2,280,000      5,722,000    21,302,000
                                                                           ------------  -------------  ------------
  Total investments.......................................................   68,053,184     68,954,879   111,084,984
                                                                           ------------  -------------  ------------
Cash......................................................................          771          1,912       337,702
Foreign cash*.............................................................           --             --            --
Receivable for:
  Fund shares sold........................................................        5,944         51,468        19,261
  Dividends and interest..................................................       59,197         16,674        93,259
  Investments sold........................................................       68,822      1,988,333     4,368,634
Prepaid expenses and other assets.........................................        9,120         35,198        12,309
Due from investment adviser for expense reimbursements/fee waivers........        3,900          3,005         5,609
                                                                           ------------  -------------  ------------
Total assets..............................................................   68,200,938     71,051,469   115,921,758
                                                                           ------------  -------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................      127,974         52,592       108,550
  Investments purchased...................................................      149,946      1,200,840     4,851,005
  Investment advisory and management fees.................................       43,150         44,245        62,537
  Distribution and service maintenance fees...............................       31,110         37,548        36,704
  Transfer agent fees and expenses........................................       29,947         28,023        35,400
  Trustees' fees and expenses.............................................       29,146         24,909        50,879
  Other accrued expenses..................................................       91,700        118,270       161,263
  Interest on securities sold short.......................................           --             --            --
  Line of credit..........................................................           --             --            --
Securities sold short, at value#..........................................           --             --            --
                                                                           ------------  -------------  ------------
Total liabilities.........................................................      502,973      1,506,427     5,306,338
                                                                           ------------  -------------  ------------
Net Assets................................................................ $ 67,697,965  $  69,545,042  $110,615,420
                                                                           ============  =============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     42,402  $      37,452  $     53,135
Paid-in capital...........................................................  133,383,470    262,168,428   188,911,885
                                                                           ------------  -------------  ------------
                                                                            133,425,872    262,205,880   188,965,020
Accumulated undistributed net investment income (loss)....................     (193,770)      (372,249)      (84,412)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (70,091,746)  (194,258,053)  (80,283,634)
Unrealized appreciation (depreciation) on investments.....................    4,557,512      1,969,464     2,017,935
Unrealized foreign exchange gain (loss) on other assets and liabilities...           97             --           511
Unrealized appreciation (depreciation) on securities sold short...........           --             --            --
Accrued capital gains tax on unrealized appreciation (depreciation).......           --             --            --
                                                                           ------------  -------------  ------------
  Net Assets.............................................................. $ 67,697,965  $  69,545,042  $110,615,420
                                                                           ============  =============  ============
*Cost
  Long-term investment securities (unaffiliated).......................... $ 61,215,672  $  61,263,415  $ 87,765,049
                                                                           ============  =============  ============
  Short-term investment securities (unaffiliated)......................... $         --  $          --  $         --
                                                                           ============  =============  ============
  Foreign cash............................................................ $         --  $          --  $         --
                                                                           ============  =============  ============
#Proceeds from securities sold short...................................... $         --  $          --  $         --
                                                                           ============  =============  ============

                                                                            Growth and     Balanced
                                                                              Income        Assets
                                                                               Fund          Fund
                                                                           ------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*................. $109,535,039  $156,836,643
Short-term investment securities, at value (unaffiliated)*................           --            --
Repurchase agreements (cost equals market value)..........................           --     2,153,000
                                                                           ------------  ------------
  Total investments.......................................................  109,535,039   158,989,643
                                                                           ------------  ------------
Cash......................................................................           --         3,455
Foreign cash*.............................................................           --            --
Receivable for:
  Fund shares sold........................................................       36,207        14,564
  Dividends and interest..................................................      136,588       660,417
  Investments sold........................................................    3,381,713     2,217,159
Prepaid expenses and other assets.........................................       12,826        11,545
Due from investment adviser for expense reimbursements/fee waivers........        2,663         6,392
                                                                           ------------  ------------
Total assets..............................................................  113,105,036   161,903,175
                                                                           ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed....................................................      272,144       109,145
  Investments purchased...................................................    1,519,415     4,687,277
  Investment advisory and management fees.................................       70,158        99,414
  Distribution and service maintenance fees...............................       58,969        64,388
  Transfer agent fees and expenses........................................       45,302        65,596
  Trustees' fees and expenses.............................................       38,754        79,395
  Other accrued expenses..................................................       91,734       160,319
  Interest on securities sold short.......................................           --         1,008
  Line of credit..........................................................      648,482            --
Securities sold short, at value#..........................................           --       637,725
                                                                           ------------  ------------
Total liabilities.........................................................    2,744,958     5,904,267
                                                                           ------------  ------------
Net Assets................................................................ $110,360,078  $155,998,908
                                                                           ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................. $     79,468  $    105,000
Paid-in capital...........................................................  146,305,576   221,279,564
                                                                           ------------  ------------
                                                                            146,385,044   221,384,564
Accumulated undistributed net investment income (loss)....................       46,845       245,300
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions.............................................................  (42,644,072)  (73,536,922)
Unrealized appreciation (depreciation) on investments.....................    6,572,024     7,905,148
Unrealized foreign exchange gain (loss) on other assets and liabilities...          237           199
Unrealized appreciation (depreciation) on securities sold short...........           --           619
Accrued capital gains tax on unrealized appreciation (depreciation).......           --            --
                                                                           ------------  ------------
  Net Assets.............................................................. $110,360,078  $155,998,908
                                                                           ============  ============
*Cost
  Long-term investment securities (unaffiliated).......................... $102,963,015  $148,931,495
                                                                           ============  ============
  Short-term investment securities (unaffiliated)......................... $         --  $         --
                                                                           ============  ============
  Foreign cash............................................................ $         --  $         --
                                                                           ============  ============
#Proceeds from securities sold short...................................... $         --  $    638,344
                                                                           ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2007 -- (unaudited) (continued)


                                                              Blue Chip     Growth         New     Growth and    Balanced
                                                               Growth    Opportunities   Century     Income       Assets
                                                                Fund         Fund         Fund        Fund         Fund
                                                             ----------- ------------- ----------- ----------- ------------
Class A (unlimited shares authorized):
Net assets.................................................. $47,459,732  $39,000,352  $90,360,128 $62,971,916 $122,961,396
Shares of beneficial interest issued and outstanding........   2,863,321    1,985,248    4,228,730   4,409,908    8,273,957
Net asset value and redemption price per share.............. $     16.58  $     19.65  $     21.37 $     14.28 $      14.86
Maximum sales charge (5.75% of offering price)..............        1.01         1.20         1.30        0.87         0.91
                                                             -----------  -----------  ----------- ----------- ------------
Maximum offering price to public............................ $     17.59  $     20.85  $     22.67 $     15.15 $      15.77
                                                             ===========  ===========  =========== =========== ============
Class B (unlimited shares authorized):
Net assets.................................................. $15,568,339  $20,578,138  $13,597,938 $22,398,812 $ 17,679,477
Shares of beneficial interest issued and outstanding........   1,061,657    1,185,617      729,631   1,671,533    1,192,319
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     14.66  $     17.36  $     18.64 $     13.40 $      14.83
                                                             ===========  ===========  =========== =========== ============
Class C (unlimited shares authorized):
Net assets.................................................. $ 4,074,225  $ 9,823,681  $ 6,657,354 $24,677,884 $ 14,649,185
Shares of beneficial interest issued and outstanding........     279,774      567,187      355,100   1,843,598      986,112
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     14.56  $     17.32  $     18.75 $     13.39 $      14.86
                                                             ===========  ===========  =========== =========== ============
Class I (unlimited shares authorized):
Net assets.................................................. $   595,669  $   142,871  $        -- $   311,466 $    708,850
Shares of beneficial interest issued and outstanding........      35,478        7,156           --      21,724       47,614
Net asset value, offering and redemption price per share.... $     16.79  $     19.97  $        -- $     14.34 $      14.89
                                                             ===========  ===========  =========== =========== ============
Class Z (unlimited shares authorized):
Net assets.................................................. $        --  $        --  $        -- $        -- $         --
Shares of beneficial interest issued and outstanding........          --           --           --          --           --
Net asset value, offering and redemption price per share.... $        --  $        --  $        -- $        -- $         --
                                                             ===========  ===========  =========== =========== ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2007 -- (unaudited) (continued)

                                                                                                         International
                                                                                                            Equity
                                                                                                             Fund
                                                                                                         -------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*............................................... $122,004,110
Short-term investment securities, at value (unaffiliated)*..............................................           --
Repurchase agreements (cost equals market value)........................................................    1,840,000
                                                                                                         ------------
  Total investments.....................................................................................  123,844,110
                                                                                                         ------------
Cash....................................................................................................        1,394
Foreign cash*...........................................................................................           --
Receivable for:
  Fund shares sold......................................................................................       83,469
  Dividends and interest................................................................................      437,746
  Investments sold......................................................................................      332,571
Prepaid expenses and other assets.......................................................................        3,750
Due from investment adviser for expense reimbursements/fee waivers......................................       28,681
                                                                                                         ------------
Total assets............................................................................................  124,731,721
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................      141,663
  Investments purchased.................................................................................      335,552
  Investment advisory and management fees...............................................................      102,547
  Distribution and service maintenance fees.............................................................       59,673
  Transfer agent fees and expenses......................................................................       36,482
  Trustees' fees and expenses...........................................................................       18,381
  Other accrued expenses................................................................................      144,833
  Interest on securities sold short.....................................................................           --
  Line of credit........................................................................................           --
Due to custodian for foreign cash.......................................................................      898,884
Securities sold short, at value#........................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................    1,738,015
                                                                                                         ------------
Net Assets.............................................................................................. $122,993,706
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $     71,213
Paid-in capital.........................................................................................  119,371,771
                                                                                                         ------------
                                                                                                          119,442,984
Accumulated undistributed net investment income (loss)..................................................     (683,237)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions................................................  (10,181,139)
Unrealized appreciation (depreciation) on investments...................................................   14,406,398
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................        8,700
Unrealized appreciation (depreciation) on securities sold short.........................................           --
Accrued capital gains tax on unrealized appreciation (depreciation).....................................           --
                                                                                                         ------------
  Net Assets............................................................................................ $122,993,706
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $107,597,712
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $   (900,694)
                                                                                                         ============
#Proceeds from securities sold short.................................................................... $         --
                                                                                                         ============

                                                                                                            Value
                                                                                                            Fund
                                                                                                         ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*............................................... $224,717,006
Short-term investment securities, at value (unaffiliated)*..............................................           --
Repurchase agreements (cost equals market value)........................................................    3,125,000
                                                                                                         ------------
  Total investments.....................................................................................  227,842,006
                                                                                                         ------------
Cash....................................................................................................          164
Foreign cash*...........................................................................................           --
Receivable for:
  Fund shares sold......................................................................................      396,679
  Dividends and interest................................................................................      310,789
  Investments sold......................................................................................    2,386,931
Prepaid expenses and other assets.......................................................................       30,131
Due from investment adviser for expense reimbursements/fee waivers......................................       56,371
                                                                                                         ------------
Total assets............................................................................................  231,023,071
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................      331,672
  Investments purchased.................................................................................           --
  Investment advisory and management fees...............................................................      194,090
  Distribution and service maintenance fees.............................................................      101,349
  Transfer agent fees and expenses......................................................................       64,796
  Trustees' fees and expenses...........................................................................       32,184
  Other accrued expenses................................................................................      125,054
  Interest on securities sold short.....................................................................           --
  Line of credit........................................................................................           --
Due to custodian for foreign cash.......................................................................           --
Securities sold short, at value#........................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................      849,145
                                                                                                         ------------
Net Assets.............................................................................................. $230,173,926
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $    131,093
Paid-in capital.........................................................................................  198,898,994
                                                                                                         ------------
                                                                                                          199,030,087
Accumulated undistributed net investment income (loss)..................................................      605,550
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions................................................   11,728,628
Unrealized appreciation (depreciation) on investments...................................................   18,809,027
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................          634
Unrealized appreciation (depreciation) on securities sold short.........................................           --
Accrued capital gains tax on unrealized appreciation (depreciation).....................................           --
                                                                                                         ------------
  Net Assets............................................................................................ $230,173,926
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $205,907,979
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $         --
                                                                                                         ============
#Proceeds from securities sold short.................................................................... $         --
                                                                                                         ============

                                                                                                          Tax Managed
                                                                                                            Equity
                                                                                                             Fund
                                                                                                         ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*............................................... $ 53,851,037
Short-term investment securities, at value (unaffiliated)*..............................................           --
Repurchase agreements (cost equals market value)........................................................    1,005,000
                                                                                                         ------------
  Total investments.....................................................................................   54,856,037
                                                                                                         ------------
Cash....................................................................................................          847
Foreign cash*...........................................................................................       32,567
Receivable for:
  Fund shares sold......................................................................................       30,645
  Dividends and interest................................................................................       46,879
  Investments sold......................................................................................    1,425,477
Prepaid expenses and other assets.......................................................................       64,834
Due from investment adviser for expense reimbursements/fee waivers......................................       57,472
                                                                                                         ------------
Total assets............................................................................................   56,514,758
                                                                                                         ------------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................       31,119
  Investments purchased.................................................................................    1,427,804
  Investment advisory and management fees...............................................................       39,615
  Distribution and service maintenance fees.............................................................       34,643
  Transfer agent fees and expenses......................................................................       14,589
  Trustees' fees and expenses...........................................................................       10,916
  Other accrued expenses................................................................................       95,316
  Interest on securities sold short.....................................................................           --
  Line of credit........................................................................................           --
Due to custodian for foreign cash.......................................................................           --
Securities sold short, at value#........................................................................           --
                                                                                                         ------------
Total liabilities.......................................................................................    1,654,002
                                                                                                         ------------
Net Assets.............................................................................................. $ 54,860,756
                                                                                                         ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value........................................................... $     39,312
Paid-in capital.........................................................................................   76,142,227
                                                                                                         ------------
                                                                                                           76,181,539
Accumulated undistributed net investment income (loss)..................................................     (235,689)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions................................................  (24,285,008)
Unrealized appreciation (depreciation) on investments...................................................    3,198,444
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................        1,470
Unrealized appreciation (depreciation) on securities sold short.........................................           --
Accrued capital gains tax on unrealized appreciation (depreciation).....................................           --
                                                                                                         ------------
  Net Assets............................................................................................ $ 54,860,756
                                                                                                         ============
*Cost
  Long-term investment securities (unaffiliated)........................................................ $ 50,652,593
                                                                                                         ============
  Short-term investment securities (unaffiliated)....................................................... $         --
                                                                                                         ============
  Foreign cash.......................................................................................... $     31,121
                                                                                                         ============
#Proceeds from securities sold short.................................................................... $         --
                                                                                                         ============

                                                                                                         International
                                                                                                           Small-Cap
                                                                                                             Fund
                                                                                                         -------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*...............................................  $30,969,659
Short-term investment securities, at value (unaffiliated)*..............................................      809,000
Repurchase agreements (cost equals market value)........................................................           --
                                                                                                          -----------
  Total investments.....................................................................................   31,778,659
                                                                                                          -----------
Cash....................................................................................................          839
Foreign cash*...........................................................................................      394,044
Receivable for:
  Fund shares sold......................................................................................       74,974
  Dividends and interest................................................................................       48,820
  Investments sold......................................................................................      445,568
Prepaid expenses and other assets.......................................................................        3,300
Due from investment adviser for expense reimbursements/fee waivers......................................       17,629
                                                                                                          -----------
Total assets............................................................................................   32,763,833
                                                                                                          -----------
LIABILITIES:
Payable for:
  Fund shares redeemed..................................................................................       22,165
  Investments purchased.................................................................................      520,684
  Investment advisory and management fees...............................................................       30,008
  Distribution and service maintenance fees.............................................................       11,551
  Transfer agent fees and expenses......................................................................        7,196
  Trustees' fees and expenses...........................................................................          291
  Other accrued expenses................................................................................       95,949
  Interest on securities sold short.....................................................................           --
  Line of credit........................................................................................           --
Due to custodian for foreign cash.......................................................................           --
Securities sold short, at value#........................................................................           --
                                                                                                          -----------
Total liabilities.......................................................................................      687,844
                                                                                                          -----------
Net Assets..............................................................................................  $32,075,989
                                                                                                          ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value...........................................................  $    24,284
Paid-in capital.........................................................................................   29,582,793
                                                                                                          -----------
                                                                                                           29,607,077
Accumulated undistributed net investment income (loss)..................................................     (158,297)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions................................................     (952,256)
Unrealized appreciation (depreciation) on investments...................................................    3,579,877
Unrealized foreign exchange gain (loss) on other assets and liabilities.................................         (412)
Unrealized appreciation (depreciation) on securities sold short.........................................           --
Accrued capital gains tax on unrealized appreciation (depreciation).....................................           --
                                                                                                          -----------
  Net Assets............................................................................................  $32,075,989
                                                                                                          ===========
*Cost
  Long-term investment securities (unaffiliated)........................................................  $27,389,782
                                                                                                          ===========
  Short-term investment securities (unaffiliated).......................................................  $   809,000
                                                                                                          ===========
  Foreign cash..........................................................................................  $   393,845
                                                                                                          ===========
#Proceeds from securities sold short....................................................................  $        --
                                                                                                          ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2007 -- (unaudited) (continued)

                                                             International              Tax Managed International
                                                                Equity        Value       Equity      Small-Cap
                                                                 Fund         Fund         Fund         Fund
                                                             ------------- ------------ ----------- -------------
Class A (unlimited shares authorized):
Net assets..................................................  $68,720,293  $124,810,964 $22,039,223  $27,488,161
Shares of beneficial interest issued and outstanding........    3,880,688     7,015,412   1,539,417    2,079,383
Net asset value and redemption price per share..............  $     17.71  $      17.79 $     14.32  $     13.22
Maximum sales charge (5.75% of offering price)..............         1.08          1.09        0.87         0.81
                                                              -----------  ------------ -----------  -----------
Maximum offering price to public............................  $     18.79  $      18.88 $     15.19  $     14.03
                                                              ===========  ============ ===========  ===========
Class B (unlimited shares authorized):
Net assets..................................................  $21,121,173  $ 43,509,555 $ 6,542,963  $   880,108
Shares of beneficial interest issued and outstanding........    1,276,270     2,581,619     477,172       66,936
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     16.55  $      16.85 $     13.71  $     13.15
                                                              ===========  ============ ===========  ===========
Class C (unlimited shares authorized):
Net assets..................................................  $23,945,384  $ 32,044,588 $26,278,570  $ 3,707,720
Shares of beneficial interest issued and outstanding........    1,448,454     1,901,689   1,914,656      282,084
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     16.53  $      16.85 $     13.72  $     13.14
                                                              ===========  ============ ===========  ===========
Class I (unlimited shares authorized):
Net assets..................................................  $ 9,206,856  $     33,055 $        --  $        --
Shares of beneficial interest issued and outstanding........      515,878         1,860          --           --
Net asset value, offering and redemption price per share....  $     17.85  $      17.77 $        --  $        --
                                                              ===========  ============ ===========  ===========
Class Z (unlimited shares authorized):
Net assets..................................................  $        --  $ 29,775,764 $        --  $        --
Shares of beneficial interest issued and outstanding........           --     1,608,681          --           --
Net asset value, offering and redemption price per share....  $        --  $      18.51 $        --  $        --
                                                              ===========  ============ ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2007 -- (unaudited)

                                           Blue Chip     Growth         New      Growth and
                                            Growth    Opportunities   Century      Income
                                             Fund         Fund         Fund         Fund
                                          ----------  ------------- -----------  ----------
INVESTMENT INCOME:
 Dividends (unaffiliated)................ $  447,135   $   121,590  $   354,400  $1,066,929
 Interest (unaffiliated).................     38,569       204,878      350,461      58,472
                                          ----------   -----------  -----------  ----------
   Total investment income*..............    485,704       326,468      704,861   1,125,401
                                          ----------   -----------  -----------  ----------
EXPENSES:
 Investment advisory and management fees.    265,287       264,840      337,311     430,668
 Distribution and service maintenance
   fees
   Class A...............................     85,335        68,155      139,871     110,187
   Class B...............................     85,251       108,811       39,464     127,317
   Class C...............................     21,489        48,217       10,652     130,544
 Service fees Class I....................        791           341           --         386
 Transfer agent fees and expenses
   Class A...............................     65,205        53,664      103,636      85,922
   Class B...............................     26,990        32,250       11,568      35,262
   Class C...............................      6,664        14,141        3,443      34,415
   Class I...............................        314           369           --          --
 Registration fees
   Class A...............................     10,695        13,198       17,013      10,520
   Class B...............................     10,368         6,867        8,877       8,272
   Class C...............................      7,200         7,429        9,342       9,843
   Class I...............................      6,968         6,759           --       6,851
   Class Z...............................         --            --           --          --
 Custodian and accounting fees...........     26,584        32,637       31,512      25,877
 Reports to shareholders.................     18,266         5,949       19,141      17,269
 Audit and tax fees......................     15,856        18,863       13,264      15,863
 Legal fees..............................      6,417         6,206        6,797       6,565
 Trustees' fees and expenses.............      2,506         2,533        3,093       3,895
 Interest expense........................         56            --           --         710
 Other expenses..........................      7,423         7,041        7,274       8,585
                                          ----------   -----------  -----------  ----------
   Total expenses before fee waivers,
    expense reimbursements, expense
    recoupments, custody credits and
    fees paid indirectly.................    669,665       698,270      762,258   1,068,951
   Net (fees waived and expenses
    reimbursed)/recouped by investment
    adviser (Note 4).....................    (13,997)      (10,533)     (10,473)    (21,249)
   Custody credits earned on cash
    balances.............................       (117)         (622)        (990)        (22)
   Fees paid indirectly (Note 5).........     (5,500)      (13,795)      (8,635)     (7,805)
                                          ----------   -----------  -----------  ----------
   Net expenses..........................    650,051       673,320      742,160   1,039,875
                                          ----------   -----------  -----------  ----------
Net investment income (loss).............   (164,347)     (346,852)     (37,299)     85,526
                                          ----------   -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
 (unaffiliated)**........................  2,263,355    10,581,797   13,292,608   6,706,797
Net realized foreign exchange gain
 (loss) on other assets and liabilities..         --            --         (193)         --
Net realized gain (loss) on securities
 sold short..............................         --            --           --          --
                                          ----------   -----------  -----------  ----------
Net realized gain (loss) on investments
 and foreign currencies..................  2,263,355    10,581,797   13,292,415   6,706,797
                                          ----------   -----------  -----------  ----------
Change in unrealized appreciation
 (depreciation) on investments
 (unaffiliated)..........................  1,762,901      (301,914)    (224,143)    207,795
Change in unrealized foreign exchange
 gain (loss) on other assets and
 liabilities.............................         97            --          511         237
Change in unrealized appreciation
 (depreciation) on securities sold short.         --            --           --          --
Change in accrued capital gains tax on
 unrealized appreciation (depreciation)..         --            --           --          --
                                          ----------   -----------  -----------  ----------
Net unrealized gain (loss) on
 investments and foreign currencies......  1,762,998      (301,914)    (223,632)    208,032
                                          ----------   -----------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments and foreign currencies...  4,026,353    10,279,883   13,068,783   6,914,829
                                          ----------   -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $3,862,006   $ 9,933,031  $13,031,484  $7,000,355
                                          ==========   ===========  ===========  ==========
--------
*Net of foreign withholding taxes on
 interest and dividends of............... $    2,681   $        --  $     9,200  $    6,234
                                          ==========   ===========  ===========  ==========
**Net of foreign withholding taxes on
 capital gains of........................ $       --   $        --  $        --  $       --
                                          ==========   ===========  ===========  ==========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2007 -- (unaudited) (continued)

                                                                                        Balanced   International
                                                                                         Assets       Equity        Value
                                                                                          Fund         Fund         Fund
                                                                                       ----------  ------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $  967,307   $   706,035  $ 2,766,707
  Interest (unaffiliated).............................................................  1,920,417        11,892      212,097
                                                                                       ----------   -----------  -----------
   Total investment income*...........................................................  2,887,724       717,927    2,978,804
                                                                                       ----------   -----------  -----------
EXPENSES:
  Investment advisory and management fees.............................................    605,069       602,003    1,169,883
  Distribution and service maintenance fees
   Class A............................................................................    220,734       116,795      219,926
   Class B............................................................................     97,308       108,903      234,947
   Class C............................................................................     75,072       115,164      171,222
  Service fees Class I................................................................        928        11,059           78
  Transfer agent fees and expenses
   Class A............................................................................    169,488        86,957      155,545
   Class B............................................................................     27,725        32,247       63,217
   Class C............................................................................     19,183        30,640       41,537
   Class I............................................................................      1,264         9,741           27
  Registration fees
   Class A............................................................................     13,444        13,427       13,941
   Class B............................................................................      8,903         8,924       10,123
   Class C............................................................................      7,284        10,297       10,655
   Class I............................................................................      6,903         7,588        7,940
   Class Z............................................................................         --            --        9,159
  Custodian and accounting fees.......................................................     74,221        88,928       40,669
  Reports to shareholders.............................................................     38,244        20,431       27,905
  Audit and tax fees..................................................................     24,471        16,708       18,514
  Legal fees..........................................................................      9,356         7,813        8,589
  Trustees' fees and expenses.........................................................      5,483         4,378        7,994
  Interest expense....................................................................        244         1,049           --
  Other expenses......................................................................      9,956         8,194       11,268
                                                                                       ----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................  1,415,280     1,301,246    2,223,139
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..    (23,821)      (15,825)    (129,187)
   Custody credits earned on cash balances............................................       (280)         (396)         (38)
   Fees paid indirectly (Note 5)......................................................     (7,481)           --      (11,588)
                                                                                       ----------   -----------  -----------
   Net expenses.......................................................................  1,383,698     1,285,025    2,082,326
                                                                                       ----------   -----------  -----------
Net investment income (loss)..........................................................  1,504,026      (567,098)     896,478
                                                                                       ----------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  5,326,584     8,945,313   14,960,547
Net realized foreign exchange gain (loss) on other assets and liabilities.............        (10)       33,135           --
Net realized gain (loss) on securities sold short.....................................     10,759            --           --
                                                                                       ----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies........................  5,337,333     8,978,448   14,960,547
                                                                                       ----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  1,034,821     4,771,582   (1,069,928)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....        199         8,106          634
Change in unrealized appreciation (depreciation) on securities sold short.............        467            --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........         --            --           --
                                                                                       ----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................  1,035,487     4,779,688   (1,069,294)
                                                                                       ----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  6,372,820    13,758,136   13,891,253
                                                                                       ----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $7,876,846   $13,191,038  $14,787,731
                                                                                       ==========   ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $    5,563   $    41,376  $    14,686
                                                                                       ==========   ===========  ===========
**Net of foreign withholding taxes on capital gains of................................ $       --   $         6  $        --
                                                                                       ==========   ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2007 -- (unaudited) (continued)

                                                                                       Tax Managed International
                                                                                         Equity      Small-Cap
                                                                                          Fund         Fund
                                                                                       ----------- -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $  267,929   $  120,254
  Interest (unaffiliated).............................................................     32,542        4,669
                                                                                       ----------   ----------
   Total investment income*...........................................................    300,471      124,923
                                                                                       ----------   ----------
EXPENSES:
  Investment advisory and management fees.............................................    243,558      163,497
  Distribution and service maintenance fees
   Class A............................................................................     38,588       42,710
   Class B............................................................................     41,147        3,371
   Class C............................................................................    135,141       16,773
  Service fees Class I................................................................         --           --
  Transfer agent fees and expenses
   Class A............................................................................     28,414       27,038
   Class B............................................................................     11,123          300
   Class C............................................................................     33,107        3,560
   Class I............................................................................         --           --
  Registration fees
   Class A............................................................................     18,082       11,502
   Class B............................................................................     11,608       11,398
   Class C............................................................................     16,779       11,779
   Class I............................................................................         --           --
   Class Z............................................................................         --           --
  Custodian and accounting fees.......................................................     26,158       58,059
  Reports to shareholders.............................................................      2,702          702
  Audit and tax fees..................................................................     21,634       19,446
  Legal fees..........................................................................      6,293        7,046
  Trustees' fees and expenses.........................................................      2,371          500
  Interest expense....................................................................     10,923           --
  Other expenses......................................................................     12,496        4,640
                                                                                       ----------   ----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments,
    custody credits and fees paid indirectly..........................................    660,124      382,321
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..   (128,867)     (98,946)
   Custody credits earned on cash balances............................................     (1,188)        (155)
   Fees paid indirectly (Note 5)......................................................    (56,488)          --
                                                                                       ----------   ----------
   Net expenses.......................................................................    473,581      283,220
                                                                                       ----------   ----------
Net investment income (loss)..........................................................   (173,110)    (158,297)
                                                                                       ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  4,985,431      254,231
Net realized foreign exchange gain (loss) on other assets and liabilities.............      5,370        1,096
Net realized gain (loss) on securities sold short.....................................         --           --
                                                                                       ----------   ----------
Net realized gain (loss) on investments and foreign currencies........................  4,990,801      255,327
                                                                                       ----------   ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........    226,434    4,946,110
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....        165        2,687
Change in unrealized appreciation (depreciation) on securities sold short.............         --           --
Change in accrued capital gains tax on unrealized appreciation (depreciation).........         --          149
                                                                                       ----------   ----------
Net unrealized gain (loss) on investments and foreign currencies......................    226,599    4,948,946
                                                                                       ----------   ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  5,217,400    5,204,273
                                                                                       ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $5,044,290   $5,045,976
                                                                                       ==========   ==========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $    2,985   $    8,315
                                                                                       ==========   ==========
**Net of foreign withholding taxes on capital gains of................................ $       --   $      641
                                                                                       ==========   ==========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                     Blue Chip Growth Fund    Growth Opportunities Fund
                                                   -------------------------  -------------------------
                                                     For the                    For the
                                                   six months                 six months
                                                      ended     For the year     ended     For the year
                                                    March 31,       ended      March 31,       ended
                                                      2007      September 30,    2007      September 30,
                                                   (unaudited)      2006      (unaudited)      2006
                                                   -----------  ------------- -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)..................... $  (164,347) $   (532,478) $  (346,852) $   (791,253)
 Net realized gain (loss) on investments and
   foreign currencies.............................   2,263,355     5,198,168   10,581,797    13,948,650
 Net unrealized gain (loss) on investments and
   foreign currencies.............................   1,762,998    (2,357,467)    (301,914)   (9,975,076)
                                                   -----------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................   3,862,006     2,308,223    9,933,031     3,182,321
                                                   -----------  ------------  -----------  ------------

Distributions to shareholders from:
 Net investment income (Class A)..................          --            --           --            --
 Net investment income (Class B)..................          --            --           --            --
 Net investment income (Class C)..................          --            --           --            --
 Net investment income (Class I)..................          --            --           --            --
 Net investment income (Class Z)..................          --            --           --            --
 Net realized gain on securities (Class A)........          --            --           --            --
 Net realized gain on securities (Class B)........          --            --           --            --
 Net realized gain on securities (Class C)........          --            --           --            --
 Net realized gain on securities (Class I)........          --            --           --            --
 Net realized gain on securities (Class Z)........          --            --           --            --
                                                   -----------  ------------  -----------  ------------
Total distributions to shareholders...............          --            --           --            --
                                                   -----------  ------------  -----------  ------------
Net increase (decrease) in net assets resulting
 from capital share transactions (Note 8).........  (8,352,052)  (16,165,295)  (8,972,470)  (20,760,692)
                                                   -----------  ------------  -----------  ------------
Total increase (decrease) in net assets...........  (4,490,046)  (13,857,072)     960,561   (17,578,371)

NET ASSETS:
Beginning of period...............................  72,188,011    86,045,083   68,584,481    86,162,852
                                                   -----------  ------------  -----------  ------------
End of period+.................................... $67,697,965  $ 72,188,011  $69,545,042  $ 68,584,481
                                                   ===========  ============  ===========  ============
--------
+Includes accumulated undistributed net
 investment income (loss)......................... $  (193,770) $    (29,423) $  (372,249) $    (25,937)
                                                   ===========  ============  ===========  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                              New Century Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2007      September 30,
                                                                                          (unaudited)      2006
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    (37,299) $   (439,624)
  Net realized gain (loss) on investments and foreign currencies........................   13,292,415    11,815,681
  Net unrealized gain (loss) on investments and foreign currencies......................     (223,632)   (8,389,295)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   13,031,484     2,986,762
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   12,618,473   (17,643,382)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   25,649,957   (14,656,620)

NET ASSETS:
Beginning of period.....................................................................   84,965,463    99,622,083
                                                                                         ============  ============
End of period+.......................................................................... $110,615,420  $ 84,965,463
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (84,412)  $    (47,113)
                                                                                         ============  ============

                                                                                           Growth and Income Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2007      September 30,
                                                                                          (unaudited)      2006
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $     85,526  $    (32,741)
  Net realized gain (loss) on investments and foreign currencies........................    6,706,797    14,027,002
  Net unrealized gain (loss) on investments and foreign currencies......................      208,032    (4,359,123)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    7,000,355     9,635,138
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --       (99,245)
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --        (2,121)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --      (101,366)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (12,721,967)  (38,443,036)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (5,721,612)  (28,909,264)

NET ASSETS:
Beginning of period.....................................................................  116,081,690   144,990,954
                                                                                         ============  ============
End of period+.......................................................................... $110,360,078  $116,081,690
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $     46,845  $    (38,681)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                Balanced Assets Fund      International Equity Fund
                                                             --------------------------  --------------------------
                                                                For the                     For the
                                                              six months                  six months
                                                                 ended     For the year      ended     For the year
                                                               March 31,       ended       March 31,       ended
                                                                 2007      September 30,     2007      September 30,
                                                              (unaudited)      2006       (unaudited)      2006
                                                             ------------  ------------- ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)............................... $  1,504,026  $  2,524,412  $   (567,098) $   (372,437)
 Net realized gain (loss) on investments and foreign
   currencies...............................................    5,337,333     5,408,614     8,978,448    22,221,354
 Net unrealized gain (loss) on investments and foreign
   currencies...............................................    1,035,487     1,638,175     4,779,688    (2,823,314)
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................    7,876,846     9,571,201    13,191,038    19,025,603
                                                             ------------  ------------  ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)............................   (1,034,446)   (2,367,072)           --            --
 Net investment income (Class B)............................      (71,511)     (256,828)           --            --
 Net investment income (Class C)............................      (57,121)     (176,512)           --            --
 Net investment income (Class I)............................       (6,754)      (15,164)           --            --
 Net investment income (Class Z)............................           --            --            --            --
 Net realized gain on securities (Class A)..................           --            --            --            --
 Net realized gain on securities (Class B)..................           --            --            --            --
 Net realized gain on securities (Class C)..................           --            --            --            --
 Net realized gain on securities (Class I)..................           --            --            --            --
 Net realized gain on securities (Class Z)..................           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Total distributions to shareholders.........................   (1,169,832)   (2,815,576)           --            --
                                                             ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 8)........................  (14,402,755)  (35,679,423)   (4,754,564)    8,501,813
                                                             ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.....................   (7,695,741)  (28,923,798)    8,436,474    27,527,416

NET ASSETS:
Beginning of period.........................................  163,694,649   192,618,447   114,557,232    87,029,816
                                                             ------------  ------------  ------------  ------------
End of period+.............................................. $155,998,908  $163,694,649  $122,993,706  $114,557,232
                                                             ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)..................................................... $    245,300  $    (88,894) $   (683,237) $   (116,139)
                                                             ============  ============  ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                 Value Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2007      September 30,
                                                                                          (unaudited)      2006
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    896,478  $  1,551,527
  Net realized gain (loss) on investments and foreign currencies........................   14,960,547    22,506,011
  Net unrealized gain (loss) on investments and foreign currencies......................   (1,069,294)    1,434,818
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   14,787,731    25,492,356
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,037,323)     (937,019)
  Net investment income (Class B).......................................................     (138,581)      (80,387)
  Net investment income (Class C).......................................................     (102,287)      (58,523)
  Net investment income (Class I).......................................................         (285)      (27,586)
  Net investment income (Class Z).......................................................     (294,735)     (189,399)
  Net realized gain on securities (Class A).............................................  (13,182,325)   (8,311,112)
  Net realized gain on securities (Class B).............................................   (5,278,693)   (3,719,250)
  Net realized gain on securities (Class C).............................................   (3,896,204)   (2,707,693)
  Net realized gain on securities (Class I).............................................       (3,186)     (214,316)
  Net realized gain on securities (Class Z).............................................   (2,693,654)   (1,144,085)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (26,627,273)  (17,389,370)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   16,308,699   (32,363,644)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................    4,469,157   (24,260,658)

NET ASSETS:
Beginning of period.....................................................................  225,704,769   249,965,427
                                                                                         ------------  ------------
End of period+.......................................................................... $230,173,926  $225,704,769
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    605,550  $  1,282,283
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                          Tax Managed Equity Fund
                                                                                         -------------------------
                                                                                           For the
                                                                                         six months
                                                                                            ended     For the year
                                                                                          March 31,       ended
                                                                                            2007      September 30,
                                                                                         (unaudited)      2006
                                                                                         -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (173,110)  $  (247,089)
  Net realized gain (loss) on investments and foreign currencies........................   4,990,801     2,537,901
  Net unrealized gain (loss) on investments and foreign currencies......................     226,599       950,584
                                                                                         -----------   -----------
Net increase (decrease) in net assets resulting from operations.........................   5,044,290     3,241,396
                                                                                         -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................          --       (51,047)
  Net investment income (Class B).......................................................          --        (1,497)
  Net investment income (Class C).......................................................          --        (1,412)
  Net investment income (Class I).......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net realized gain on securities (Class A).............................................          --            --
  Net realized gain on securities (Class B).............................................          --            --
  Net realized gain on securities (Class C).............................................          --            --
  Net realized gain on securities (Class I).............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
                                                                                         -----------   -----------
Total distributions to shareholders.....................................................          --       (53,956)
                                                                                         -----------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)  (8,962,672)   15,240,310
                                                                                         -----------   -----------
Total increase (decrease) in net assets.................................................  (3,918,382)   18,427,750

NET ASSETS:
Beginning of period.....................................................................  58,779,138    40,351,388
                                                                                         -----------   -----------
End of period+.......................................................................... $54,860,756   $58,779,138
                                                                                         ===========   ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $  (235,689)  $   (62,579)
                                                                                         ===========   ===========

                                                                                         International Small-Cap Fund
                                                                                         --------------------------
                                                                                           For the
                                                                                         six months    For the period
                                                                                            ended       May 2, 2006@
                                                                                          March 31,       through
                                                                                            2007       September 30,
                                                                                         (unaudited)        2006
                                                                                         -----------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (158,297)   $    (4,779)
  Net realized gain (loss) on investments and foreign currencies........................     255,327     (1,276,207)
  Net unrealized gain (loss) on investments and foreign currencies......................   4,948,946     (1,369,481)
                                                                                         -----------    -----------
Net increase (decrease) in net assets resulting from operations.........................   5,045,976     (2,650,467)
                                                                                         -----------    -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................          --             --
  Net investment income (Class B).......................................................          --             --
  Net investment income (Class C).......................................................          --             --
  Net investment income (Class I).......................................................          --             --
  Net investment income (Class Z).......................................................          --             --
  Net realized gain on securities (Class A).............................................          --             --
  Net realized gain on securities (Class B).............................................          --             --
  Net realized gain on securities (Class C).............................................          --             --
  Net realized gain on securities (Class I).............................................          --             --
  Net realized gain on securities (Class Z).............................................          --             --
                                                                                         -----------    -----------
Total distributions to shareholders.....................................................          --             --
                                                                                         -----------    -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)   1,526,089     28,154,391
                                                                                         -----------    -----------
Total increase (decrease) in net assets.................................................   6,572,065     25,503,924

NET ASSETS:
Beginning of period.....................................................................  25,503,924             --
                                                                                         -----------    -----------
End of period+.......................................................................... $32,075,989    $25,503,924
                                                                                         ===========    ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $  (158,297)   $        --
                                                                                         ===========    ===========

@  Commencement of operations

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                        BLUE CHIP GROWTH FUND
                                                                        ---------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-----------------    --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                               Class A
-
09/30/02              $14.35     $(0.07)    $(3.13)     $(3.20)     $--       $--     $--   $11.15  (22.30)% $59,812
09/30/03               11.15      (0.06)      2.03        1.97       --        --      --    13.12   17.67    64,672
09/30/04               13.12      (0.08)      1.05        0.97       --        --      --    14.09    7.39    62,316
09/30/05               14.09      (0.01)      1.13        1.12       --        --      --    15.21    7.95    56,755
09/30/06               15.21      (0.07)      0.55        0.48       --        --      --    15.69    3.16    49,539
03/31/07(7)            15.69      (0.01)      0.90        0.89       --        --      --    16.58    5.67    47,460
                                                                               Class B
-
09/30/02              $13.22     $(0.16)    $(2.86)     $(3.02)     $--       $--     $--   $10.20  (22.84)% $31,203
09/30/03               10.20      (0.14)      1.84        1.70       --        --      --    11.90   16.67    30,263
09/30/04               11.90      (0.16)      0.96        0.80       --        --      --    12.70    6.72    27,946
09/30/05               12.70      (0.11)      1.02        0.91       --        --      --    13.61    7.17    22,558
09/30/06               13.61      (0.17)      0.50        0.33       --        --      --    13.94    2.42    17,479
03/31/07(7)            13.94      (0.07)      0.79        0.72       --        --      --    14.66    5.17    15,568
                                                                              Class C+
-
09/30/02              $13.21     $(0.16)    $(2.87)     $(3.03)     $--       $--     $--   $10.18  (22.94)% $ 7,687
09/30/03               10.18      (0.16)      1.85        1.69       --        --      --    11.87   16.60     7,286
09/30/04               11.87      (0.18)      0.96        0.78       --        --      --    12.65    6.57     6,458
09/30/05               12.65      (0.13)      1.01        0.88       --        --      --    13.53    6.96     5,278
09/30/06               13.53      (0.17)      0.50        0.33       --        --      --    13.86    2.44     4,528
03/31/07(7)            13.86      (0.08)      0.78        0.70       --        --      --    14.56    5.05     4,074
                                                                               Class I
-
11/16/01-09/30/02(3)  $16.30     $(0.04)    $(5.10)     $(5.14)     $--       $--     $--   $11.16  (31.53)% $15,612
09/30/03               11.16      (0.04)      2.04        2.00       --        --      --    13.16   17.92    19,778
09/30/04               13.16      (0.04)      1.05        1.01       --        --      --    14.17    7.67     2,164
09/30/05               14.17       0.03       1.14        1.17       --        --      --    15.34    8.26     1,454
09/30/06               15.34      (0.04)      0.57        0.53       --        --      --    15.87    3.45       642
03/31/07(7)            15.87       0.01       0.91        0.92       --        --      --    16.79    5.80       596



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.47%(6)           (0.47)%(6)          107%
   1.54               (0.50)              114
   1.60               (0.59)              145
   1.59               (0.09)              120
   1.55(5)(6)         (0.45)(5)(6)        154
   1.61(4)(5)(6)      (0.24)(4)(5)(6)      48


   2.18%(6)           (1.18)%(6)          107%
   2.32               (1.28)              114
   2.26               (1.25)              145
   2.32               (0.80)              120
   2.29(5)(6)         (1.20)(5)(6)        154
   2.39(4)(5)(6)      (1.02)(4)(5)(6)      48


   2.23%(6)           (1.25)%(6)          107%
   2.44               (1.40)              114
   2.37               (1.37)              145
   2.49               (0.98)              120
   2.30(5)(6)         (1.21)(5)(6)        154
   2.59(4)(5)(6)      (1.22)(4)(5)(6)      48


   1.33%(4)(5)(6)     (0.32)%(4)(5)(6)    107%
   1.33(5)            (0.29)(5)           114
   1.33(5)            (0.26)(5)           145
   1.33(5)             0.22(5)            120
   1.28(5)(6)         (0.22)(5)(6)        154
   1.31(4)(5)(6)       0.06(4)(5)(6)       48

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                          09/30/02  09/30/03 09/30/04 09/30/05 09/30/06 03/31/07(4)
                          --------  -------- -------- -------- -------- -----------
Blue Chip Growth Class A.    -- %      -- %     -- %     -- %    0.05%     0.02%
Blue Chip Growth Class B.     --        --       --       --     0.05      0.02
Blue Chip Growth Class C+     --        --       --       --     0.05      0.02
Blue Chip Growth Class I.   0.08(4)   0.33     0.13     0.49     1.15      2.42

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                      09/30/02 09/30/06 03/31/07(4)
                                      -------- -------- -----------
            Blue Chip Growth Class A.   0.01%    0.01%     0.02%
            Blue Chip Growth Class B.   0.01     0.01      0.02
            Blue Chip Growth Class C+   0.01     0.01      0.02
            Blue Chip Growth Class I.   0.01     0.01      0.02

(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH OPPORTUNITIES FUND
                                                                       -------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net                 Net
                       Asset      Net        (both               Dividends  butions         Asset              Assets
                       Value   investment  realized   Total from  from net   from    Total  Value              end of
                     beginning   income       and     investment investment capital distri- end of   Total     period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------
                                                                                Class A
-
09/30/02              $15.42     $(0.17)    $(5.26)     $(5.43)     $--       $--     $--   $ 9.99  (35.21)%   $50,018
09/30/03                9.99      (0.13)      3.88        3.75       --        --      --    13.74   37.54      62,600
09/30/04               13.74      (0.16)      0.07       (0.09)      --        --      --    13.65   (0.66)(7)  49,918
09/30/05               13.65      (0.17)      2.79        2.62       --        --      --    16.27   19.19      44,641
09/30/06               16.27      (0.12)      0.89        0.77       --        --      --    17.04    4.73      37,382
03/31/07(8)            17.04      (0.06)      2.67        2.61       --        --      --    19.65   15.32      39,000
                                                                                Class B
-
09/30/02              $14.16     $(0.26)    $(4.79)     $(5.05)     $--       $--     $--   $ 9.11  (35.66)%   $33,221
09/30/03                9.11      (0.20)      3.53        3.33       --        --      --    12.44   36.55      38,870
09/30/04               12.44      (0.24)      0.07       (0.17)      --        --      --    12.27   (1.37)(7)  31,429
09/30/05               12.27      (0.25)      2.50        2.25       --        --      --    14.52   18.34      27,673
09/30/06               14.52      (0.21)      0.79        0.58       --        --      --    15.10    3.99      21,500
03/31/07(8)            15.10      (0.11)      2.37        2.26       --        --      --    17.36   14.97      20,578
                                                                               Class C+
-
09/30/02              $14.15     $(0.26)    $(4.79)     $(5.05)     $--       $--     $--   $ 9.10  (35.69)%   $17,484
09/30/03                9.10      (0.20)      3.53        3.33       --        --      --    12.43   36.59      19,808
09/30/04               12.43      (0.24)      0.06       (0.18)      --        --      --    12.25   (1.45)(7)  14,599
09/30/05               12.25      (0.26)      2.51        2.25       --        --      --    14.50   18.37      12,089
09/30/06               14.50      (0.21)      0.79        0.58       --        --      --    15.08    4.00       9,281
03/31/07(8)            15.08      (0.12)      2.36        2.24       --        --      --    17.32   14.85       9,824
                                                                                Class I
-
11/16/01-09/30/02(3)  $18.09     $(0.14)    $(7.95)     $(8.09)     $--       $--     $--   $10.00  (44.72)%   $ 3,054
09/30/03               10.00      (0.10)      3.90        3.80       --        --      --    13.80   38.00       4,404
09/30/04               13.80      (0.13)      0.08       (0.05)      --        --      --    13.75   (0.36)(7)   3,493
09/30/05               13.75      (0.13)      2.82        2.69       --        --      --    16.44   19.56       1,759
09/30/06               16.44      (0.06)      0.88        0.82       --        --      --    17.26    4.99         422
03/31/07(8)            17.26      (0.02)      2.73        2.71       --        --      --    19.97   15.70         143



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.49%(6)           (1.11)%(6)          344%
   1.63               (1.11)              204
   1.58               (1.09)              170
   1.65               (1.15)               86
   1.59(5)(6)         (0.76)(5)(6)        278
   1.64(4)(5)(6)      (0.72)(4)(5)(6)     187


   2.18%(6)           (1.80)%(6)          344%
   2.36               (1.85)              204
   2.27               (1.78)              170
   2.32               (1.82)               86
   2.30(5)(6)         (1.46)(5)(6)        278
   2.31(4)(5)(6)      (1.38)(4)(5)(6)     187


   2.21%(6)           (1.82)%(6)          344%
   2.33               (1.82)              204
   2.29               (1.80)              170
   2.39               (1.89)               86
   2.28(5)(6)         (1.44)(5)(6)        278
   2.39(4)(5)(6)      (1.47)(4)(5)(6)     187


   1.33%(4)(5)(6)     (0.95)%(4)(5)(6)    344%
   1.33(5)            (0.82)(5)           204
   1.33(5)            (0.85)(5)           170
   1.33(5)            (0.85)(5)            86
   1.28(5)(6)         (0.35)(5)(6)        278
   1.32(4)(5)(6)      (0.21)(4)(5)(6)     187

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                              09/30/02  09/30/03 09/30/04 09/30/05 09/30/06 03/31/07(4)
                              --------  -------- -------- -------- -------- -----------
Growth Opportunities Class A.    -- %      -- %     -- %     -- %    0.05%     0.01%
Growth Opportunities Class B.     --        --       --       --     0.05      0.01
Growth Opportunities Class C+     --        --       --       --     0.05      0.01
Growth Opportunities Class I.   0.18(4)   0.50     0.18     0.49     1.59      5.11

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                        09/30/02 09/30/06 03/31/07(4)
                                        -------- -------- -----------
          Growth Opportunities Class A.   0.00%    0.04%     0.04%
          Growth Opportunities Class B.   0.00     0.04      0.04
          Growth Opportunities Class C+   0.00     0.04      0.04
          Growth Opportunities Class I.   0.00     0.03      0.04

(7)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     NEW CENTURY FUND
                                                                     ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                          Class A
-
09/30/02      $13.21     $(0.13)    $(1.86)     $(1.99)     $--       $--     $--   $11.22  (15.06)% $74,710    1.50%
09/30/03       11.22      (0.13)      2.35        2.22       --        --      --    13.44   19.79    85,685    1.57
09/30/04       13.44      (0.17)      1.50        1.33       --        --      --    14.77    9.90    80,872    1.57
09/30/05       14.77      (0.15)      3.38        3.23       --        --      --    18.00   21.87    87,314    1.58
09/30/06       18.00      (0.07)      0.67        0.60       --        --      --    18.60    3.33    75,682    1.55(4)
03/31/07(5)    18.60       0.01       2.76        2.77       --        --      --    21.37   14.89    90,360    1.58(4)(6)
                                                                          Class B
-
09/30/02      $11.99     $(0.20)    $(1.68)     $(1.88)     $--       $--     $--   $10.11  (15.68)% $23,271    2.18%
09/30/03       10.11      (0.20)      2.12        1.92       --        --      --    12.03   18.99    16,078    2.28
09/30/04       12.03      (0.25)      1.35        1.10       --        --      --    13.13    9.14    11,415    2.29
09/30/05       13.13      (0.25)      3.00        2.75       --        --      --    15.88   20.94    10,344    2.32
09/30/06       15.88      (0.19)      0.60        0.41       --        --      --    16.29    2.58     7,528    2.29(4)
03/31/07(5)    16.29      (0.06)      2.41        2.35       --        --      --    18.64   14.43    13,598    2.44(4)(6)
                                                                         Class C+
-
09/30/02      $11.96     $(0.20)    $(1.67)     $(1.87)     $--       $--     $--   $10.09  (15.64)% $ 2,447    2.14%(3)
09/30/03       10.09      (0.18)      2.11        1.93       --        --      --    12.02   19.13     2,183    2.14(3)
09/30/04       12.02      (0.22)      1.34        1.12       --        --      --    13.14    9.32     2,180    2.10(3)
09/30/05       13.14      (0.22)      3.02        2.80       --        --      --    15.94   21.31     1,964    2.14(3)
09/30/06       15.94      (0.16)      0.59        0.43       --        --      --    16.37    2.70     1,756    2.14(3)(4)
03/31/07(5)    16.37      (0.04)      2.42        2.38       --        --      --    18.75   14.54     6,657    2.14(3)(4)(6)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (0.92)%            199%
    (1.08)             123
    (1.20)             110
    (0.89)              80
    (0.39)(4)          235
    (0.02)(4)(6)       186


    (1.60)%            199%
    (1.77)             123
    (1.91)             110
    (1.64)              80
    (1.14)(4)          235
    (0.86)(4)(6)       186


    (1.56)%(3)         199%
    (1.63)(3)          123
    (1.73)(3)          110
    (1.45)(3)           80
    (0.98)(3)(4)       235
    (0.52)(3)(4)(6)    186

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                      09/30/02 09/30/03 09/30/04 09/30/05 09/30/06 03/31/07(6)
                      -------- -------- -------- -------- -------- -----------
 New Century Class C+   0.27%    0.66%    0.48%    0.66%    0.44%     0.99%

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                        09/30/06 03/31/07(6)
                                        -------- -----------
                    New Century Class A   0.01%     0.02%
                    New Century Class B   0.01      0.02
                    New Century Class C   0.01      0.02

(5)Unaudited
(6)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH AND INCOME FUND
                                                                       ----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                              Class A
-
09/30/02              $11.11     $   --     $(2.24)     $(2.24)    $   --     $--   $   --  $ 8.87  (20.16)% $71,482
09/30/03                8.87       0.01       1.31        1.32         --      --       --   10.19   14.88    70,826
09/30/04               10.19       0.00       1.19        1.19         --      --       --   11.38   11.68    69,069
09/30/05               11.38       0.10       1.03        1.13      (0.11)     --    (0.11)  12.40    9.89    65,666
09/30/06               12.40       0.04       1.01        1.05      (0.02)     --    (0.02)  13.43    8.47    61,872
03/31/07(7)            13.43       0.03       0.82        0.85         --      --       --   14.28    6.33    62,972
                                                                              Class B
-
09/30/02              $10.70     $(0.07)    $(2.14)     $(2.21)    $   --     $--   $   --  $ 8.49  (20.65)% $81,686
09/30/03                8.49      (0.06)      1.26        1.20         --      --       --    9.69   14.13    66,378
09/30/04                9.69      (0.07)      1.13        1.06         --      --       --   10.75   10.94    54,199
09/30/05               10.75       0.02       0.97        0.99         --      --       --   11.74    9.21    41,120
09/30/06               11.74      (0.05)      0.96        0.91         --      --       --   12.65    7.75    27,100
03/31/07(7)            12.65      (0.02)      0.77        0.75         --      --       --   13.40    5.93    22,399
                                                                              Class C+
-
09/30/02              $10.68     $(0.07)    $(2.13)     $(2.20)    $   --     $--   $   --  $ 8.48  (20.60)% $60,174
09/30/03                8.48      (0.06)      1.25        1.19         --      --       --    9.67   14.03    49,593
09/30/04                9.67      (0.07)      1.13        1.06         --      --       --   10.73   10.96    43,993
09/30/05               10.73       0.02       0.97        0.99         --      --       --   11.72    9.23    37,448
09/30/06               11.72      (0.04)      0.95        0.91         --      --       --   12.63    7.76    26,821
03/31/07(7)            12.63      (0.02)      0.78        0.76         --      --       --   13.39    6.02    24,678
                                                                              Class I
-
11/16/01-09/30/02(3)  $12.29     $ 0.02     $(3.43)     $(3.41)    $   --     $--   $   --  $ 8.88  (27.75)% $ 9,877
09/30/03                8.88       0.02       1.31        1.33         --      --       --   10.21   14.98    12,899
09/30/04               10.21       0.02       1.18        1.20         --      --       --   11.41   11.75       769
09/30/05               11.41       0.12       1.04        1.16      (0.14)     --    (0.14)  12.43   10.18       758
09/30/06               12.43       0.07       1.01        1.08      (0.04)     --    (0.04)  13.47    8.69       288
03/31/07(7)            13.47       0.05       0.82        0.87         --      --       --   14.34    6.46       311



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average        Portfolio
  net assets        net assets        Turnover
----------        -------------       ---------


   1.50%(6)           (0.01)%(6)         118%
   1.50                0.06              123
   1.50                0.01              139
   1.55                0.78               79
   1.54(5)(6)          0.31(5)(6)        152
   1.52(4)(5)(6)       0.44(4)(5)(6)      84


   2.13%(6)           (0.66)%(6)         118%
   2.16               (0.59)             123
   2.17               (0.67)             139
   2.20                0.16               79
   2.22(5)(6)         (0.39)(5)(6)       152
   2.20(4)(5)(6)      (0.25)(4)(5)(6)     84


   2.17%(6)           (0.68)%(6)         118%
   2.16               (0.60)             123
   2.14               (0.64)             139
   2.18                0.17               79
   2.19(5)(6)         (0.36)(5)(6)       152
   2.20(4)(5)(6)      (0.24)(4)(5)(6)     84


   1.32%(4)(5)(6)      0.21%(4)(5)(6)    118%
   1.32(5)             0.23(5)           123
   1.32(5)             0.19(5)           139
   1.31(5)             1.00(5)            79
   1.32(5)(6)          0.48(5)(6)        152
   1.30(4)(5)(6)       0.67(4)(5)(6)      84

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                           09/30/02  09/30/03 09/30/04 09/30/05 09/30/06 03/31/07(4)
                           --------  -------- -------- -------- -------- -----------
Growth and Income Class A.    -- %      -- %     -- %      --     0.00%     0.03%
Growth and Income Class B.     --        --       --       --     0.00      0.02
Growth and Income Class C+     --        --       --       --     0.00      0.03
Growth and Income Class I.   0.12(4)   0.37     0.14     0.96     2.23      4.06

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                       09/30/02 09/30/06 03/31/07(4)
                                       -------- -------- -----------
            Growth and Income Class A.   0.02%    0.01%     0.01%
            Growth and Income Class B.   0.02     0.01      0.01
            Growth and Income Class C+   0.02     0.01      0.01
            Growth and Income Class I.   0.02     0.01      0.01

(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         BALANCED ASSETS FUND
                                                                         --------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                                Class A
-
09/30/02(7)              $13.24     $0.19      $(1.45)     $(1.26)    $(0.19)    $--   $(0.19) $11.79   (9.65)% $183,652
09/30/03                  11.79      0.10        0.68        0.78      (0.12)     --    (0.12)  12.45    6.65    175,324
09/30/04                  12.45      0.12        0.78        0.90      (0.16)     --    (0.16)  13.19    7.27    160,269
09/30/05                  13.19      0.21        0.56        0.77      (0.24)     --    (0.24)  13.72    5.84    142,573
09/30/06                  13.72      0.22        0.58        0.80      (0.25)     --    (0.25)  14.27    5.90    127,313
03/31/07(8)               14.27      0.13        0.58        0.71      (0.12)     --    (0.12)  14.86    5.00    122,961
                                                                                Class B
-
09/30/02(7)              $13.20     $0.10      $(1.45)     $(1.35)    $(0.11)    $--   $(0.11) $11.74  (10.29)% $ 64,452
09/30/03                  11.74      0.03        0.68        0.71      (0.04)     --    (0.04)  12.41    6.07     47,496
09/30/04                  12.41      0.03        0.77        0.80      (0.07)     --    (0.07)  13.14    6.45     38,687
09/30/05                  13.14      0.13        0.55        0.68      (0.15)     --    (0.15)  13.67    5.16     30,002
09/30/06                  13.67      0.13        0.58        0.71      (0.15)     --    (0.15)  14.23    5.23     20,464
03/31/07(8)               14.23      0.07        0.59        0.66      (0.06)     --    (0.06)  14.83    4.62     17,679
                                                                               Class C+
-
09/30/02(7)              $13.21     $0.09      $(1.43)     $(1.34)    $(0.11)    $--   $(0.11) $11.76  (10.21)% $ 31,894
09/30/03                  11.76      0.03        0.67        0.70      (0.04)     --    (0.04)  12.42    5.97     25,784
09/30/04                  12.42      0.03        0.78        0.81      (0.07)     --    (0.07)  13.16    6.53     22,781
09/30/05                  13.16      0.13        0.55        0.68      (0.15)     --    (0.15)  13.69    5.15     19,298
09/30/06                  13.69      0.13        0.58        0.71      (0.15)     --    (0.15)  14.25    5.22     15,164
03/31/07(8)               14.25      0.08        0.59        0.67      (0.06)     --    (0.06)  14.86    4.68     14,649
                                                                                Class I
-
11/16/01-09/30/02(3)(7)  $14.29     $0.19      $(2.48)     $(2.29)    $(0.21)    $--   $(0.21) $11.79  (16.18)% $  4,457
09/30/03                  11.79      0.12        0.69        0.81      (0.14)     --    (0.14)  12.46    6.89      4,574
09/30/04                  12.46      0.16        0.77        0.93      (0.18)     --    (0.18)  13.21    7.44        679
09/30/05                  13.21      0.25        0.55        0.80      (0.28)     --    (0.28)  13.73    6.10        746
09/30/06                  13.73      0.26        0.59        0.85      (0.29)     --    (0.29)  14.29    6.24        754
03/31/07(8)               14.29      0.15        0.58        0.73      (0.13)     --    (0.13)  14.89    5.17        709



                      Ratio
                     of net
   Ratio of        investment
   expenses       income (loss)
  to average       to average        Portfolio
  net assets       net assets        Turnover
----------        -------------      ---------


   1.47%(6)           1.39%(6)          485%
   1.49               0.86              409
   1.50               0.89              181
   1.62               1.56              160
   1.52(5)(6)         1.59(5)(6)        154
   1.57(4)(5)(6)      1.71(4)(5)(6)      72


   2.12%(6)           0.73%(6)          485%
   2.16               0.22              409
   2.18               0.20              181
   2.27               0.91              160
   2.20(5)(6)         0.91(5)(6)        154
   2.31(4)(5)(6)      0.97(4)(5)(6)      72


   2.13%(6)           0.72%(6)          485%
   2.15               0.22              409
   2.18               0.21              181
   2.26               0.92              160
   2.18(5)(6)         0.93(5)(6)        154
   2.28(4)(5)(6)      1.00(4)(5)(6)      72


   1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
   1.33(5)            1.02(5)           409
   1.29(5)            1.10(5)           181
   1.32(5)            1.84(5)           160
   1.28(5)(6)         1.84(5)(6)        154
   1.31(4)(5)(6)      1.97(4)(5)(6)      72

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                         09/30/02  09/30/03 09/30/04 09/30/05 09/30/06 03/31/07(4)
                         --------  -------- -------- -------- -------- -----------
Balanced Assets Class A.    -- %      -- %     -- %     -- %    0.05%     0.02%
Balanced Assets Class B.     --        --       --       --     0.05      0.02
Balanced Assets Class C+     --        --       --       --     0.05      0.02
Balanced Assets Class I.   0.19(4)   0.19     0.24     1.47     1.38      2.10

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                      09/30/02 09/30/06 03/31/07(4)
                                      -------- -------- -----------
             Balanced Assets Class A.   0.01%    0.00%     0.01%
             Balanced Assets Class B.   0.01     0.00      0.01
             Balanced Assets Class C+   0.01     0.00      0.01
             Balanced Assets Class I.   0.01     0.00      0.01

(7)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
--------------------    --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                                Class A
-
10/31/01                 $14.44     $(0.05)    $(4.40)     $(4.45)    $   --   $(1.11) $(1.11) $ 8.88  (33.17)% $24,408
11/01/01-09/30/02(8)       8.88       0.00      (1.88)      (1.88)        --       --      --    7.00  (21.17)   30,896
09/30/03                   7.00       0.03       1.70        1.73         --       --      --    8.73   24.71    28,720
09/30/04                   8.73       0.01       1.46        1.47       0.00       --    0.00   10.20   16.88    32,221
09/30/05                  10.20       0.02       2.82        2.84         --       --      --   13.04   27.84    43,527
09/30/06                  13.04      (0.01)      2.81        2.80         --       --      --   15.84   21.47    62,190
03/31/07(9)               15.84      (0.05)      1.92        1.87         --       --      --   17.71   11.81    68,720
                                                                                Class B
-
10/31/01                 $14.07     $(0.13)    $(4.26)     $(4.39)    $   --   $(1.11) $(1.11) $ 8.57  (33.64)% $26,747
11/01/01-09/30/02(8)       8.57      (0.06)     (1.78)      (1.84)        --       --      --    6.73  (21.47)   25,509
09/30/03                   6.73      (0.03)      1.64        1.61         --       --      --    8.34   23.92    24,799
09/30/04                   8.34      (0.06)      1.41        1.35         --       --      --    9.69   16.19    20,673
09/30/05                   9.69      (0.06)      2.68        2.62         --       --      --   12.31   27.04    19,546
09/30/06                  12.31      (0.11)      2.65        2.54         --       --      --   14.85   20.63    21,240
03/31/07(9)               14.85      (0.10)      1.80        1.70         --       --      --   16.55   11.45    21,121
                                                                               Class C+
-
10/31/01                 $14.08     $(0.12)    $(4.28)     $(4.40)    $   --   $(1.11) $(1.11) $ 8.57  (33.69)% $12,949
11/01/01-09/30/02(8)       8.57      (0.06)     (1.79)      (1.85)        --       --      --    6.72  (21.59)   15,067
09/30/03                   6.72      (0.03)      1.64        1.61         --       --      --    8.33   23.96    14,787
09/30/04                   8.33      (0.06)      1.41        1.35         --       --      --    9.68   16.21    15,798
09/30/05                   9.68      (0.06)      2.67        2.61         --       --      --   12.29   26.96    16,892
09/30/06                  12.29      (0.11)      2.66        2.55         --       --      --   14.84   20.75    21,646
03/31/07(9)               14.84      (0.10)      1.79        1.69         --       --      --   16.53   11.39    23,945
                                                                                Class I
-
11/16/01-09/30/02(6)(8)  $ 9.09     $ 0.01     $(2.08)     $(2.07)    $   --   $   --  $   --  $ 7.02  (22.77)% $15,802
09/30/03                   7.02       0.03       1.72        1.75         --       --      --    8.77   24.93    20,499
09/30/04                   8.77      (0.04)      1.53        1.49      (0.01)      --   (0.01)  10.25   16.96     4,233
09/30/05                  10.25       0.05       2.82        2.87         --       --      --   13.12   28.00     7,065
09/30/06                  13.12       0.00       2.84        2.84         --       --      --   15.96   21.65     9,482
03/31/07(9)               15.96      (0.04)      1.93        1.89         --       --      --   17.85   11.84     9,207



                       Ratio
   Ratio of           of net
   expenses         investment
  to average       income (loss)
     net            to average        Portfolio
  assets(4)        net assets(4)      Turnover
----------        -------------       ---------


   2.03%              (0.42)%            272%
   1.93(3)(5)(7)      (0.06)(3)(5)(7)    230
   1.90                0.35              209
   1.90                0.06              202
   1.90                0.17              126
   1.90               (0.09)             152
   1.90(3)            (0.61)(3)           65


   2.68%              (1.14)%            272%
   2.56(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.41)             209
   2.55               (0.62)             202
   2.55               (0.51)             126
   2.55               (0.80)             152
   2.55(3)            (1.29)(3)           65


   2.68%              (1.13)%            272%
   2.55(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.38)             209
   2.55               (0.60)             202
   2.55               (0.49)             126
   2.55               (0.76)             152
   2.55(3)            (1.25)(3)           65


   1.80%(3)(5)(7)      0.16%(3)(5)(7)    230%
   1.80                0.43              209
   1.80               (0.34)             202
   1.80                0.43              126
   1.80               (0.01)             152
   1.80(3)            (0.51)(3)           65

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/01 09/30/02(3) 09/30/03 09/30/04 09/30/05 09/30/06 3/31/07(3)
                              -------- ----------- -------- -------- -------- -------- ----------
International Equity Class A.   0.03%     0.08%      0.18%    0.10%    0.09%   (0.04)%   (0.00)%
International Equity Class B.   0.06      0.14       0.13     0.11     0.17     0.02      0.07
International Equity Class C+   0.14      0.13       0.28     0.06     0.14    (0.01)     0.05
International Equity Class I.     --      0.11       0.16     0.12     0.14     0.00      0.09

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)%.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements (recoupments), but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(8)The Fund changed its fiscal year end from October 31 to September 30.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         VALUE FUND
                                                                         ----------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                           Class A
-
10/31/01              $17.77     $0.11      $(0.83)     $(0.72)    $   --   $(1.95) $(1.95) $15.10   (4.42)% $ 51,150
10/31/02               15.10      0.18        0.07        0.25      (0.09)   (0.63)  (0.72)  14.63    1.44     50,975
10/31/03               14.63      0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59     60,701
11/1/03-09/30/04(8)    16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05               17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
09/30/06               18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729
03/31/07(9)            18.75      0.08        1.16        1.24      (0.16)   (2.04)  (2.20)  17.79    6.63    124,811
                                                                           Class B
-
10/31/01              $17.31     $0.00      $(0.80)     $(0.80)    $   --   $(1.95) $(1.95) $14.56   (5.06)% $ 77,667
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     78,584
10/31/03               14.06      0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     83,935
11/1/03-09/30/04(8)    15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05               16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100
03/31/07(9)            17.82      0.02        1.10        1.12      (0.05)   (2.04)  (2.09)  16.85    6.30     43,510
                                                                          Class C+
-
10/31/01              $17.30     $0.00      $(0.79)     $(0.79)    $   --   $(1.95) $(1.95) $14.56   (5.01)% $ 17,805
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     18,504
10/31/03               14.06      0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     23,208
11/1/03-09/30/04(8)    15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05               16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
09/30/06               17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849
03/31/07(9)            17.82      0.02        1.10        1.12      (0.05)   (2.04)  (2.09)  16.85    6.30     32,045
                                                                           Class I
-
11/16/01-10/31/02(6)  $15.93     $0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $  4,726
10/31/03               14.63      0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72      6,629
11/1/03-09/30/04(8)    16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05               17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
09/30/06               18.00      0.16        1.91        2.07      (0.15)   (1.17)  (1.32)  18.75   12.20        174
03/31/07(9)            18.75      0.10        1.14        1.24      (0.18)   (2.04)  (2.22)  17.77    6.64         33
                                                                           Class Z
-
10/31/01              $18.02     $0.21      $(0.85)     $(0.64)    $   --   $(1.95) $(1.95) $15.43   (3.86)% $    487
10/31/02               15.43      0.27        0.06        0.33      (0.16)   (0.63)  (0.79)  14.97    1.98        360
10/31/03               14.97      0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36      4,532
11/1/03-09/30/04(8)    16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05               18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307
09/30/06               18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853
03/31/07(9)            19.43      0.14        1.20        1.34      (0.22)   (2.04)  (2.26)  18.51    6.95     29,776



                   Ratio
                  of net
  Ratio of      investment
  expenses     income (loss)
 to average     to average    Portfolio
net assets(4)  net assets(4)  Turnover
-------------  -------------  ---------


    1.78%(5)       0.68%(5)      146%
    1.78           1.15          188
    1.78(7)        1.94(7)       138
    1.73(3)        2.12(3)       204
    1.63           1.00           82
    1.63(7)        0.88(7)       140
    1.63(3)(7)     0.94(3)(7)     73


    2.43%(5)       0.03%(5)      146%
    2.43           0.49          188
    2.41(7)        1.32(7)       138
    2.40(3)        1.58(3)       204
    2.28           0.38           82
    2.28(7)        0.23(7)       140
    2.28(3)(7)     0.28(3)(7)     73


    2.43%(5)       0.02%(5)      146%
    2.43           0.49          188
    2.43(7)        1.28(7)       138
    2.41(3)        1.48(3)       204
    2.28           0.36           82
    2.28(7)        0.23(7)       140
    2.28(3)(7)     0.28(3)(7)     73


    1.68%(3)       1.26%(3)      188%
    1.68(7)        2.02(7)       138
    1.67(3)        2.31(3)       204
    1.53           1.11           82
    1.53(7)        0.90(7)       140
    1.53(3)(7)     1.04(3)(7)     73


    1.21%(5)       1.26%(5)      146%
    1.21           1.69          188
    1.21(7)        2.33(7)       138
    1.19(3)        2.58(3)       204
    1.06           1.54           82
    1.06(7)        1.45(7)       140
    1.06(3)(7)     1.51(3)(7)     73

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

               10/31/01 10/31/02  10/31/03 09/30/04(3) 09/30/05 09/30/06 03/31/07(3)
               -------- --------  -------- ----------- -------- -------- -----------
Value Class A.   0.00%    0.01%    (0.01)%    0.04%      0.08%    0.08%      0.09%
Value Class B.     --    (0.02)    (0.01)     0.02       0.14     0.10       0.13
Value Class C+   0.05     0.03      0.02      0.06       0.08     0.08       0.12
Value Class I.     --     0.19(3)     --      0.10       0.25     0.30      25.82
Value Class Z.   6.55     5.52      1.00      0.16       0.10     0.07       0.10

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)%.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                 10/31/03 09/30/06 03/31/07(3)
                                 -------- -------- -----------
                  Value Class A.   0.01%    0.01%     0.01%
                  Value Class B.   0.01     0.01      0.01
                  Value Class C+   0.01     0.01      0.01
                  Value Class I.   0.01     0.01      0.01
                  Value Class Z.   0.00     0.01      0.01

(8)The Fund changed its fiscal year end from October 31 to September 30.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                   TAX MANAGED EQUITY FUND
                                                                   -----------------------
                                           Net Gain
                                           (loss) on
                                          investments                       Distri-          Net               Net
                     Net Asset    Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                           Class A
-
10/31/01              $14.54     $ 0.00     $(3.50)     $(3.50)    $   --     $--   $   --  $11.04  (24.07)% $28,739
10/31/02               11.04       0.01      (2.05)      (2.04)        --      --       --    9.00  (18.48)   16,587
10/31/03                9.00       0.03       1.46        1.49         --      --       --   10.49   16.56    14,877
11/01/03-09/30/04(3)   10.49       0.03       0.75        0.78         --      --       --   11.27    7.44    13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --    (0.06)  11.83    5.51    11,251
09/30/06               11.83      (0.01)      1.34        1.33      (0.06)     --    (0.06)  13.10   11.25    22,554
03/31/07(8)            13.10      (0.01)      1.23        1.22         --      --       --   14.32    9.31    22,039
                                                                           Class B
-
10/31/01              $14.38     $(0.08)    $(3.45)     $(3.53)    $   --     $--   $   --  $10.85  (24.55)% $40,677
10/31/02               10.85      (0.06)     (2.00)      (2.06)        --      --       --    8.79  (18.99)   25,703
10/31/03                8.79      (0.03)      1.41        1.38         --      --       --   10.17   15.70    22,694
11/01/03-09/30/04(3)   10.17      (0.04)      0.73        0.69         --      --       --   10.86    6.78    19,669
09/30/05               10.86       0.01       0.52        0.53         --      --       --   11.39    4.88    15,117
09/30/06               11.39      (0.10)      1.29        1.19       0.00      --     0.00   12.58   10.46     9,299
03/31/07(8)            12.58      (0.06)      1.19        1.13         --      --       --   13.71    8.98     6,543
                                                                           Class C+
-
10/31/01              $14.40     $(0.08)    $(3.46)     $(3.54)    $   --     $--   $   --  $10.86  (24.58)% $43,610
10/31/02               10.86      (0.06)     (2.00)      (2.06)        --      --       --    8.80  (18.97)   26,430
10/31/03                8.80      (0.03)      1.42        1.39         --      --       --   10.19   15.80    23,036
11/01/03-09/30/04(3)   10.19      (0.04)      0.73        0.69         --      --       --   10.88    6.77    18,295
09/30/05               10.88       0.01       0.51        0.52         --      --       --   11.40    4.78    13,983
09/30/06               11.40      (0.09)      1.29        1.20       0.00      --     0.00   12.60   10.54    26,927
03/31/07(8)            12.60      (0.06)      1.18        1.12         --      --       --   13.72    8.89    26,279



                   Ratio
                  of net
  Ratio of      investment
  expenses     income (loss)
 to average     to average      Portfolio
net assets(5)  net assets(5)    Turnover
-------------  -------------    ---------


    1.45%(6)       (0.03)%(6)       19%
    1.45            0.09            16
    1.45            0.35            13
    1.45(4)         0.25(4)         20
    1.45            0.74            32
    1.45(7)        (0.02)(7)       999
    1.45(4)(7)     (0.02)(4)(7)    281


    2.10%(6)       (0.68)%(6)       19%
    2.10           (0.56)           16
    2.10           (0.30)           13
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(7)        (0.77)(7)       999
    2.10(4)(7)     (0.67)(4)(7)    281


    2.10%(6)       (0.68)%(6)       19%
    2.10           (0.56)           16
    2.10           (0.30)           13
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(7)        (0.68)(7)       999
    2.10(4)(7)     (0.67)(4)(7)    281

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund changed its fiscal year end from October 31 to September 30.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                            10/31/01 10/31/02 10/31/03 09/30/04(4) 09/30/05 09/30/06 03/31/07(4)
                            -------- -------- -------- ----------- -------- -------- -----------
Tax Managed Equity Class A.   0.15%    0.00%    0.26%     0.24%      0.38%    0.31%     0.45%
Tax Managed Equity Class B.   0.15     0.20     0.23      0.25       0.35     0.37      0.58
Tax Managed Equity Class C+   0.14     0.21     0.23      0.24       0.33     0.30      0.40

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%.
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                           09/30/06 03/31/07(4)
                                           -------- -----------
                Tax Managed Equity Class A   0.04%     0.20%
                Tax Managed Equity Class B   0.02      0.21
                Tax Managed Equity Class C   0.03      0.19

(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                INTERNATIONAL SMALL-CAP FUND
                                                                ----------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                           Class A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)     $--       $--     $--   $11.05  (11.60)% $21,557
03/31/07(6)            11.05      (0.07)      2.24        2.17       --        --      --    13.22   19.64    27,488
                                                                           Class B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--       $--     $--   $11.02  (11.84)% $   583
03/31/07(6)            11.02      (0.10)      2.23        2.13       --        --      --    13.15   19.33       880
                                                                           Class C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)     $--       $--     $--   $11.02  (11.84)% $ 3,363
03/31/07(6)            11.02      (0.11)      2.23        2.12       --        --      --    13.14   19.24     3,708


                     Ratio
                    of net
                  investment
    Ratio of     income (loss)
    expenses      to average
   to average         net      Portfolio
net assets(4)(5) assets(4)(5)  Turnover
---------------- ------------- ---------

      1.90%           0.08%       55%
      1.90           (1.17)       38

      2.55%           (0.93)%     55%
      2.55           (1.78)       38

      2.55%          (1.07)%      55%
      2.55           (1.83)       38

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                                            09/30/06(4) 03/31/07(4)
                                            ----------- -----------
            International Small-Cap Class A     1.27%      0.55%
            International Small-Cap Class B    12.63       3.92
            International Small-Cap Class C     2.88       1.18

(6)Unaudited

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                  Diversified Manufactured Operations.   6.6%
                  Computers...........................   4.8
                  Finance-Investment Banker/Broker....   4.8
                  Medical-Biomedical/Gene.............   4.6
                  Web Portals/ISP.....................   4.2
                  Retail-Discount.....................   3.6
                  Repurchase Agreements...............   3.4
                  Applications Software...............   3.1
                  Cosmetics & Toiletries..............   3.1
                  Electronic Components-Semiconductors   3.1
                  Electric Products-Misc..............   2.8
                  Medical-HMO.........................   2.8
                  Beverages-Non-alcoholic.............   2.7
                  Medical Products....................   2.7
                  Networking Products.................   2.2
                  Retail-Drug Store...................   2.1
                  Finance-Credit Card.................   2.0
                  Aerospace/Defense...................   1.8
                  Medical-Drugs.......................   1.8
                  Wireless Equipment..................   1.8
                  Multimedia..........................   1.7
                  Oil-Field Services..................   1.7
                  Medical Instruments.................   1.6
                  Aerospace/Defense-Equipment.........   1.4
                  Pharmacy Services...................   1.3
                  Cable TV............................   1.2
                  Therapeutics........................   1.2
                  E-Commerce/Services.................   1.1
                  Electronic Measurement Instruments..   1.1
                  Enterprise Software/Service.........   1.1
                  Machinery-Construction & Mining.....   1.1
                  Retail-Building Products............   1.1
                  Telecom Equipment-Fiber Optics......   1.1
                  Telecom Services....................   1.1
                  Agricultural Chemicals..............   1.0
                  Banks-Fiduciary.....................   1.0
                  Cellular Telecom....................   1.0
                  Coal................................   1.0
                  Computer Aided Design...............   1.0
                  Electronics-Military................   1.0
                  Finance-Consumer Loans..............   1.0
                  Industrial Automated/Robotic........   1.0
                  Oil Companies-Integrated............   1.0
                  Oil Refining & Marketing............   1.0
                  Retail-Office Supplies..............   1.0
                  Casino Services.....................   0.9
                  Commercial Services.................   0.9
                  Entertainment Software..............   0.9
                  Machinery-General Industrial........   0.9
                  Retail-Regional Department Stores...   0.9
                  Retail-Consumer Electronics.........   0.7
                  Beverages-Wine/Spirits..............   0.5
                  Insurance-Property/Casualty.........   0.5
                  Medical-Generic Drugs...............   0.5
                  Radio...............................   0.5
                  Retail-Jewelry......................   0.5
                                                       -----
                                                       100.5%
                                                       =====

--------
* Calculated as a percentage of Net Assets

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)

                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------
        COMMON STOCK -- 97.1%
        Aerospace/Defense -- 1.8%
          Boeing Co...................................  9,300 $  826,863
          Spirit Aerosystems Holdings, Inc., Class A+. 11,700    372,645
                                                              ----------
                                                               1,199,508
                                                              ----------
        Aerospace/Defense-Equipment -- 1.4%
          United Technologies Corp.................... 14,700    955,500
                                                              ----------
        Agricultural Chemicals -- 1.0%
          Monsanto Co................................. 11,800    648,528
                                                              ----------
        Applications Software -- 3.1%
          Microsoft Corp.............................. 76,200  2,123,694
                                                              ----------
        Banks-Fiduciary -- 1.0%
          The Bank of New York Co., Inc............... 16,800    681,240
                                                              ----------
        Beverages-Non-alcoholic -- 2.7%
          PepsiCo, Inc................................ 28,700  1,824,172
                                                              ----------
        Beverages-Wine/Spirits -- 0.5%
          Constellation Brands, Inc., Class A+........ 17,000    360,060
                                                              ----------
        Cable TV -- 1.2%
          Comcast Corp., Class A+..................... 31,200    809,640
                                                              ----------
        Casino Services -- 0.9%
          International Game Technology............... 15,700    633,966
                                                              ----------
        Cellular Telecom -- 1.0%
          NII Holdings, Inc.+.........................  9,600    712,128
                                                              ----------
        Coal -- 1.0%
          Peabody Energy Corp......................... 17,300    696,152
                                                              ----------
        Commercial Services -- 0.9%
          AerCap Holdings NV+......................... 20,300    590,933
                                                              ----------
        Computer Aided Design -- 1.0%
          Autodesk, Inc.+............................. 17,600    661,760
                                                              ----------
        Computers -- 4.8%
          Apple Computer, Inc.+....................... 12,400  1,152,084
          Hewlett-Packard Co.......................... 19,600    786,744
          International Business Machines Corp........ 14,100  1,329,066
                                                              ----------
                                                               3,267,894
                                                              ----------
        Cosmetics & Toiletries -- 3.1%
          Procter & Gamble Co......................... 33,000  2,084,280
                                                              ----------
        Diversified Manufactured Operations -- 6.6%
          3M Co.......................................  9,200    703,156
          Danaher Corp................................ 12,600    900,270
          Dover Corp.................................. 15,200    741,912
          General Electric Co......................... 60,600  2,142,816
                                                              ----------
                                                               4,488,154
                                                              ----------
        E-Commerce/Services -- 1.1%
          eBay, Inc.+................................. 21,900    725,985
                                                              ----------
        Electric Products-Misc. -- 2.8%
          AMETEK, Inc................................. 32,000  1,105,280
          Emerson Electric Co......................... 17,900    771,311
                                                              ----------
                                                               1,876,591
                                                              ----------

                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         Electronic Components-Semiconductors -- 3.1%
           Intel Corp................................ 34,804 $  665,801
           Intersil Corp., Class A................... 28,100    744,369
           Texas Instruments, Inc.................... 23,200    698,320
                                                             ----------
                                                              2,108,490
                                                             ----------
         Electronic Measurement Instruments -- 1.1%
           Agilent Technologies, Inc.+............... 21,700    731,073
                                                             ----------
         Electronics-Military -- 1.0%
           L-3 Communications Holdings, Inc..........  8,100    708,507
                                                             ----------
         Enterprise Software/Service -- 1.1%
           Oracle Corp.+............................. 41,000    743,330
                                                             ----------
         Entertainment Software -- 0.9%
           Electronic Arts, Inc.+.................... 12,100    609,356
                                                             ----------
         Finance-Consumer Loans -- 1.0%
           SLM Corp.................................. 16,400    670,760
                                                             ----------
         Finance-Credit Card -- 2.0%
           American Express Co....................... 24,000  1,353,600
                                                             ----------
         Finance-Investment Banker/Broker -- 4.8%
           Citigroup, Inc............................ 13,900    713,626
           Goldman Sachs Group, Inc..................  5,300  1,095,139
           Merrill Lynch & Co., Inc..................  8,800    718,696
           TD Ameritrade Holding Corp.+.............. 49,200    732,096
                                                             ----------
                                                              3,259,557
                                                             ----------
         Industrial Automated/Robotic -- 1.0%
           Rockwell Automation, Inc.................. 11,800    706,466
                                                             ----------
         Insurance-Property/Casualty -- 0.5%
           OneBeacon Insurance Group, Ltd............ 12,400    310,000
                                                             ----------
         Machinery-Construction & Mining -- 1.1%
           Caterpillar, Inc.......................... 11,000    737,330
                                                             ----------
         Machinery-General Industrial -- 0.9%
           IDEX Corp................................. 11,421    581,100
                                                             ----------
         Medical Instruments -- 1.6%
           Medtronic, Inc............................ 22,500  1,103,850
                                                             ----------
         Medical Products -- 2.7%
           Johnson & Johnson......................... 30,500  1,837,930
                                                             ----------
         Medical-Biomedical/Gene -- 4.6%
           Amgen, Inc.+.............................. 12,000    670,560
           Celgene Corp.+............................  8,300    435,418
           Genentech, Inc.+..........................  8,600    706,232
           Genzyme Corp.+............................ 10,500    630,210
           MedImmune, Inc.+.......................... 18,400    669,576
                                                             ----------
                                                              3,111,996
                                                             ----------
         Medical-Drugs -- 1.8%
           Abbott Laboratories.......................  7,600    424,080
           Allergan, Inc.............................  1,600    177,312
           Novartis AG ADR........................... 11,300    617,319
                                                             ----------
                                                              1,218,711
                                                             ----------
         Medical-Generic Drugs -- 0.5%
           Barr Pharmaceuticals, Inc.+...............  6,900    319,815
                                                             ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                               Value
                   Security Description               Shares  (Note 3)
       ----------------------------------------------------------------
       COMMON STOCK (continued)
       Medical-HMO -- 2.8%
         Coventry Health Care, Inc.+................. 11,900 $   666,995
         UnitedHealth Group, Inc..................... 23,700   1,255,389
                                                             -----------
                                                               1,922,384
                                                             -----------
       Multimedia -- 1.7%
         News Corp., Class A......................... 48,500   1,121,320
                                                             -----------
       Networking Products -- 2.2%
         Cisco Systems, Inc.+........................ 59,500   1,519,035
                                                             -----------
       Oil Companies-Integrated -- 1.0%
         Exxon Mobil Corp............................  9,400     709,230
                                                             -----------
       Oil Refining & Marketing -- 1.0%
         Valero Energy Corp.......................... 11,000     709,390
                                                             -----------
       Oil-Field Services -- 1.7%
         Schlumberger, Ltd........................... 16,600   1,147,060
                                                             -----------
       Pharmacy Services -- 1.3%
         Express Scripts, Inc.+...................... 10,500     847,560
                                                             -----------
       Radio -- 0.5%
         XM Satellite Radio Holdings, Inc., Class A+. 23,900     308,788
                                                             -----------
       Retail-Building Products -- 1.1%
         Home Depot, Inc............................. 19,900     731,126
                                                             -----------
       Retail-Consumer Electronics -- 0.7%
         Best Buy Co., Inc........................... 10,100     492,072
                                                             -----------
       Retail-Discount -- 3.6%
         Target Corp................................. 18,700   1,108,162
         Wal-Mart Stores, Inc........................ 28,000   1,314,600
                                                             -----------
                                                               2,422,762
                                                             -----------
       Retail-Drug Store -- 2.1%
         CVS Corp.................................... 41,602   1,420,292
                                                             -----------
       Retail-Jewelry -- 0.5%
         Tiffany & Co................................  7,300     332,004
                                                             -----------
       Retail-Office Supplies -- 1.0%
         Staples, Inc................................ 26,900     695,096
                                                             -----------
       Retail-Regional Department Stores -- 0.9%
         Kohl's Corp.+...............................  8,100     620,541
                                                             -----------
       Telecom Equipment-Fiber Optics -- 1.1%
         Corning, Inc.+.............................. 31,500     716,310
                                                             -----------
       Telecom Services -- 1.1%
         BCE, Inc.................................... 26,300     743,764
                                                             -----------
       Therapeutics -- 1.2%
         Gilead Sciences, Inc.+...................... 10,200     780,300
                                                             -----------
       Web Portals/ISP -- 4.2%
         Google, Inc., Class A+......................  3,650   1,672,284
         Yahoo!, Inc.+............................... 38,500   1,204,665
                                                             -----------
                                                               2,876,949
                                                             -----------
       Wireless Equipment -- 1.8%
         QUALCOMM, Inc............................... 28,250   1,205,145
                                                             -----------
       Total Long-Term Investment Securities
          (cost $61,215,672).........................         65,773,184
                                                             -----------

                                                 Shares/
                                                Principal     Value
                 Security Description            Amount      (Note 3)
         --------------------------------------------------------------
         REPURCHASE AGREEMENT -- 3.4%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $2,280,000)................. $2,280,000  $ 2,280,000
                                                           -----------
         TOTAL INVESTMENTS --
            (cost $63,495,672)(2).............      100.5%  68,053,184
         Liabilities in excess of other assets       (0.5)    (355,219)
                                               ----------  -----------
         NET ASSETS --                              100.0% $67,697,965
                                               ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreements
(2)  See Note 7 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financials Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

              Repurchase Agreements.........................  8.3%
              Banks-Commercial..............................  4.8
              Consulting Services...........................  4.4
              Telecom Services..............................  3.7
              E-Commerce/Products...........................  3.6
              Metal Processors & Fabrication................  3.3
              Retail-Apparel/Shoe...........................  2.8
              Insurance-Multi-line..........................  2.7
              Oil Field Machinery & Equipment...............  2.7
              Casino Services...............................  2.6
              Building-MobileHome/Manufactured Housing......  2.2
              Advanced Materials............................  2.1
              Aerospace/Defense-Equipment...................  2.1
              Transactional Software........................  2.1
              Distribution/Wholesale........................  2.0
              Internet Financial Services...................  2.0
              Retail-Petroleum Products.....................  2.0
              Aerospace/Defense.............................  1.9
              Commercial Services...........................  1.7
              Research & Development........................  1.7
              Commercial Services-Finance...................  1.6
              Finance-Investment Banker/Broker..............  1.6
              Finance-Other Services........................  1.6
              Medical Instruments...........................  1.6
              Diagnostic Equipment..........................  1.5
              Footwear & Related Apparel....................  1.5
              Internet Security.............................  1.5
              Networking Products...........................  1.5
              Wireless Equipment............................  1.5
              Casino Hotels.................................  1.4
              Internet Connectivity Services................  1.4
              Internet Infrastructure Equipment.............  1.4
              Machinery-General Industrial..................  1.4
              Circuit Boards................................  1.3
              Computer Aided Design.........................  1.3
              Medical Products..............................  1.3
              Medical-Hospitals.............................  1.3
              Music.........................................  1.3
              Internet Application Software.................  1.2
              Semiconductors Components-Intergrated Circuits  1.2
              Telecommunication Equipment...................  1.2
              Transport-Truck...............................  1.1
              Medical-HMO...................................  1.0
              Oil Companies-Exploration & Production........  1.0
              Retail-Catalog Shopping.......................  1.0
              Electronic Connectors.........................  0.9
              Office Supplies & Forms.......................  0.9
              Building & Construction Products-Misc.........  0.8
              Human Resources...............................  0.7
              Semiconductor Equipment.......................  0.7
              Medical-Drugs.................................  0.6
              Electronic Components-Semiconductors..........  0.5
              Transport-Services............................  0.5
              Cosmetics & Toiletries........................  0.4
              Entertainment Software........................  0.4
              Patient Monitoring Equipment..................  0.4
                                                             ----
                                                             99.2%
                                                             ====

--------
* Calculated as a percentage of Net Assets

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)


                                                                Value
                     Security Description              Shares  (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 90.9%
        Advanced Materials -- 2.1%
          Ceradyne, Inc.+............................. 26,500 $1,450,610
                                                              ----------
        Aerospace/Defense -- 1.9%
          Spirit Aerosystems Holdings, Inc., Class A+. 41,900  1,334,515
                                                              ----------
        Aerospace/Defense-Equipment -- 2.1%
          LMI Aerospace, Inc.+........................ 76,800  1,430,784
                                                              ----------
        Banks-Commercial -- 4.8%
          Center Financial Corp....................... 63,600  1,257,372
          Dearborn Bancorp, Inc.+..................... 33,170    579,480
          SVB Financial Group......................... 18,900    918,351
          Western Alliance Bancorp.+.................. 19,200    595,968
                                                              ----------
                                                               3,351,171
                                                              ----------
        Building & Construction Products-Misc. -- 0.8%
          NCI Building Systems, Inc.+................. 11,200    534,688
                                                              ----------
        Building-MobileHome/Manufactured Housing -- 2.2%
          Williams Scotsman International, Inc.+...... 78,500  1,543,310
                                                              ----------
        Casino Hotel -- 1.4%
          Trump Entertainment Resorts, Inc.+.......... 53,800    972,166
                                                              ----------
        Casino Services -- 2.6%
          Scientific Games Corp., Class A+............ 21,500    705,845
          Shuffle Master, Inc.+....................... 61,100  1,115,075
                                                              ----------
                                                               1,820,920
                                                              ----------
        Circuit Boards -- 1.3%
          Park Electrochemical Corp................... 32,200    873,264
                                                              ----------
        Commercial Services -- 1.7%
          AerCap Holdings NV+......................... 16,800    489,048
          ICT Group, Inc.+............................ 41,200    721,000
                                                              ----------
                                                               1,210,048
                                                              ----------
        Commercial Services-Finance -- 1.6%
          Heartland Payment Systems, Inc.............. 47,800  1,129,992
                                                              ----------
        Computer Aided Design -- 1.3%
          Aspen Technology, Inc.+..................... 68,600    891,800
                                                              ----------
        Consulting Services -- 4.4%
          ICF International, Inc.+.................... 43,700    825,930
          LECG Corp.+................................. 79,400  1,149,712
          Navigant Consulting, Inc.+.................. 55,000  1,086,800
                                                              ----------
                                                               3,062,442
                                                              ----------
        Cosmetics & Toiletries -- 0.4%
          Physicians Formula Holdings, Inc.+.......... 14,435    272,533
                                                              ----------
        Diagnostic Equipment -- 1.5%
          Home Diagnostics, Inc.+..................... 98,200  1,060,560
                                                              ----------
        Distribution/Wholesale -- 2.0%
          WESCO International, Inc.+.................. 22,300  1,399,994
                                                              ----------
        E-Commerce/Products -- 3.6%
          NutriSystem, Inc.+.......................... 47,500  2,489,475
                                                              ----------
        Electronic Components-Semiconductors -- 0.5%
          QLogic Corp.+............................... 20,500    348,500
                                                              ----------
        Electronic Connectors -- 0.9%
          Thomas & Betts Corp.+....................... 13,400    654,188
                                                              ----------

                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       Entertainment Software -- 0.4%
         Glu Mobile, Inc.+...........................  29,792 $  297,920
                                                              ----------
       Finance-Investment Banker/Broker -- 1.6%
         optionsXpress Holdings, Inc.................  48,300  1,136,982
                                                              ----------
       Finance-Other Services -- 1.6%
         Nasdaq Stock Market, Inc.+..................  37,300  1,096,993
                                                              ----------
       Footwear & Related Apparel -- 1.5%
         Steven Madden, Ltd.+........................  36,600  1,068,720
                                                              ----------
       Human Resources -- 0.7%
         Barrett Business Services, Inc..............  21,500    495,575
                                                              ----------
       Insurance-Multi-line -- 2.7%
         HCC Insurance Holdings, Inc.................  59,900  1,844,920
                                                              ----------
       Internet Application Software -- 1.2%
         Art Technology Group, Inc.+................. 346,700    804,344
                                                              ----------
       Internet Connectivity Services -- 1.4%
         NDS Group PLC ADR+..........................  19,900    993,806
                                                              ----------
       Internet Financial Services -- 2.0%
         Online Resources Corp.+..................... 120,300  1,379,841
                                                              ----------
       Internet Infrastructure Equipment -- 1.4%
         Avocent Corp.+..............................  36,300    979,011
                                                              ----------
       Internet Security -- 1.5%
         CheckFree Corp.+............................  28,400  1,053,356
                                                              ----------
       Machinery-General Industrial -- 1.4%
         Flow International Corp.+...................  89,200    958,008
                                                              ----------
       Medical Instruments -- 1.6%
         ArthroCare Corp.+...........................  30,700  1,106,428
                                                              ----------
       Medical Products -- 1.3%
         Northstar Neuroscience, Inc.+...............  73,100    935,680
                                                              ----------
       Medical-Drugs -- 0.6%
         Adams Respiratory Therapeutics, Inc.+.......  12,600    423,738
                                                              ----------
       Medical-HMO -- 1.0%
         Magellan Health Services, Inc.+.............  16,600    697,200
                                                              ----------
       Medical-Hospitals -- 1.3%
         Health Management Assoc., Inc.,Class A......  80,600    876,122
                                                              ----------
       Metal Processors & Fabrication -- 3.3%
         Dynamic Materials Corp.+....................  69,900  2,287,128
                                                              ----------
       Music -- 1.3%
         Warner Music Group Corp.....................  55,100    940,006
                                                              ----------
       Networking Products -- 1.5%
         Anixter International, Inc.+................  15,600  1,028,664
                                                              ----------
       Office Supplies & Forms -- 0.9%
         The Standard Register Co....................  47,800    604,670
                                                              ----------
       Oil Companies-Exploration & Production -- 1.0%
         Edge Petroleum Corp.+.......................  54,000    676,080
                                                              ----------
       Oil Field Machinery & Equipment -- 2.7%
         Metretek Technologies, Inc.+................ 140,600  1,875,604
                                                              ----------
       Patient Monitoring Equipment -- 0.4%
         Aspect Medical Systems, Inc.+...............  17,876    278,687
                                                              ----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                     Shares/
                                                    Principal    Value
                 Security Description                Amount     (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Research & Development -- 1.7%
        Pharmaceutical Product Development, Inc...     34,100  $ 1,148,829
                                                               -----------
      Retail-Apparel/Shoe -- 2.8%
        The Children's Place Retail Stores, Inc.+.     22,500    1,254,600
        Tween Brands, Inc.+.......................     19,000      678,680
                                                               -----------
                                                                 1,933,280
                                                               -----------
      Retail-Catalog Shopping -- 1.0%
        Coldwater Creek, Inc.+....................     34,500      699,660
                                                               -----------
      Retail-Petroleum Products -- 2.0%
        World Fuel Services Corp..................     30,400    1,406,304
                                                               -----------
      Semiconductor Equipment -- 0.7%
        Rudolph Technologies, Inc.+...............     29,000      505,760
                                                               -----------
      Semiconductors Components-Intergrated Circuits -- 1.2%
        Integrated Device Technology, Inc.+.......     54,100      834,222
                                                               -----------
      Telecom Services -- 3.7%
        Allot Communications, Ltd.+...............    109,600    1,002,840
        NeuStar Inc., Class A+....................     55,400    1,575,576
                                                               -----------
                                                                 2,578,416
                                                               -----------
      Telecommunication Equipment -- 1.2%
        Sirenza Microdevices, Inc.+...............     97,400      839,588
                                                               -----------
      Transactional Software -- 2.1%
        Transaction Systems Architects, Inc.+.....     44,800    1,451,072
                                                               -----------
      Transport-Services -- 0.5%
        UTI Worldwide, Inc........................     14,300      351,494
                                                               -----------
      Transport-Truck -- 1.1%
        Forward Air Corp..........................     23,877      785,075
                                                               -----------
      Wireless Equipment -- 1.5%
        Radyne Corp.+.............................    112,800    1,028,736
                                                               -----------
      Total Long-Term Investment Securities
        (cost $61,263,415)........................              63,232,879
                                                               -----------
      REPURCHASE AGREEMENT -- 8.3%
        State Street Bank & Trust Co.,
         Joint Repurchase Agreement(1)
         (cost $5,722,000)........................ $5,722,000    5,722,000
                                                               -----------
      TOTAL INVESTMENTS --
        (cost $66,985,415)(2).....................       99.2%  68,954,879
      Other assets less liabilities...............        0.8      590,163
                                                   ----------  -----------
      NET ASSETS --                                     100.0% $69,545,042
                                                   ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investment on a tax basis.
ADR --American Depository Receipt

See Notes to Financials Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

             Repurchase Agreements.........................  19.2%
             Telecom Services..............................   5.6
             Finance-Investment Banker/Broker..............   4.0
             E-Commerce/Products...........................   3.3
             Casino Services...............................   2.7
             Insurance-Multi-line..........................   2.7
             Retail-Apparel/Shoe...........................   2.6
             Industrial Automated/Robotic..................   2.5
             Electronic Measurement Instruments............   2.4
             Distribution/Wholesale........................   2.1
             Semiconductor Equipment.......................   2.1
             Advanced Materials............................   1.9
             Transactional Software........................   1.9
             Building-MobileHome/Manufactured Housing......   1.8
             Medical Instruments...........................   1.8
             Medical-Generic Drugs.........................   1.8
             Research & Development........................   1.8
             Banks-Commercial..............................   1.7
             Data Processing/Management....................   1.7
             Footwear & Related Apparel....................   1.6
             Retail-Petroleum Products.....................   1.6
             Aerospace/Defense.............................   1.5
             Electric Products-Misc........................   1.5
             Finance-Other Services........................   1.5
             Internet Security.............................   1.5
             Retirement/Aged Care..........................   1.5
             Networking Products...........................   1.4
             Finance-Consumer Loans........................   1.3
             Internet Infrastructure Equipment.............   1.3
             Medical-Biomedical/Gene.......................   1.3
             Medical-Hospitals.............................   1.3
             Music.........................................   1.3
             Commercial Services...........................   1.2
             Food-Confectionery............................   1.2
             Retail-Consumer Electronics...................   1.2
             Internet Connectivity Services................   1.1
             Cable TV......................................   1.0
             Medical-HMO...................................   1.0
             Publishing-Newspapers.........................   1.0
             Retail-Catalog Shopping.......................   1.0
             Semiconductors Components-Intergrated Circuits   0.9
             Telecom Equipment-Fiber Optics................   0.9
             Transport-Truck...............................   0.9
             Building & Construction Products-Misc.........   0.8
             Electronic Connectors.........................   0.8
             Disposable Medical Products...................   0.8
             Pharmacy Services.............................   0.7
             Retail-Office Supplies........................   0.6
             Water.........................................   0.6
             Electronic Components-Semiconductors..........   0.5
             Medical Information Systems...................   0.5
             Medical-Drugs.................................   0.5
             Therapeutics..................................   0.5
             Transport-Services............................   0.5
                                                            -----
                                                            100.4%
                                                            =====

--------
* Calculated as a percentage of Net Assets

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)

                                                                Value
                    Security Description              Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 81.2%
       Advanced Materials -- 1.9%
         Ceradyne, Inc.+.............................  38,900 $2,129,386
                                                              ----------
       Aerospace/Defense -- 1.5%
         Spirit Aerosystems Holdings, Inc., Class A+.  52,300  1,665,755
                                                              ----------
       Banks-Commercial -- 1.7%
         SVB Financial Group+........................  28,700  1,394,533
         Whitney Holding Corp........................  14,400    440,352
                                                              ----------
                                                               1,834,885
                                                              ----------
       Building & Construction Products-Misc. -- 0.8%
         NCI Building Systems, Inc.+.................  18,000    859,320
                                                              ----------
       Building-MobileHome/Manufactured Housing -- 1.8%
         Williams Scotsman International, Inc.+...... 101,700  1,999,422
                                                              ----------
       Cable TV -- 1.0%
         Time Warner Cable, Inc. Class A+............  28,500  1,067,895
                                                              ----------
       Casino Services -- 2.7%
         Scientific Games Corp., Class A+............  35,500  1,165,465
         Shuffle Master, Inc.+.......................  97,600  1,781,200
                                                              ----------
                                                               2,946,665
                                                              ----------
       Commercial Services -- 1.2%
         AerCap Holdings NV+.........................  28,300    823,813
         Alliance Data Systems Corp.+................   7,900    486,798
                                                              ----------
                                                               1,310,611
                                                              ----------
       Data Processing/Management -- 1.7%
         Global Payments, Inc........................  53,800  1,832,428
                                                              ----------
       Disposable Medical Products -- 0.8%
         C.R. Bard, Inc..............................  11,400    906,414
                                                              ----------
       Distribution/Wholesale -- 2.1%
         WESCO International, Inc.+..................  36,800  2,310,304
                                                              ----------
       E-Commerce/Products -- 3.3%
         NutriSystem, Inc.+..........................  70,400  3,689,664
                                                              ----------
       Electric Products-Misc. -- 1.5%
         Molex, Inc..................................  60,800  1,714,560
                                                              ----------
       Electronic Components-Semiconductors -- 0.5%
         QLogic Corp.+...............................  34,600    588,200
                                                              ----------
       Electronic Connectors -- 0.8%
         Thomas & Betts Corp.+.......................  17,100    834,822
                                                              ----------
       Electronic Measurement Instruments -- 2.4%
         Agilent Technologies, Inc.+.................  77,700  2,617,713
                                                              ----------
       Finance-Consumer Loans -- 1.3%
         SLM Corp....................................  34,200  1,398,780
                                                              ----------
       Finance-Investment Banker/Broker -- 4.0%
         optionsXpress Holdings, Inc.................  71,600  1,685,464
         TD Ameritrade Holding Corp.+................ 185,500  2,760,240
                                                              ----------
                                                               4,445,704
                                                              ----------
       Finance-Other Services -- 1.5%
         Nasdaq Stock Market, Inc.+..................  55,200  1,623,432
                                                              ----------
       Food-Confectionery -- 1.2%
         Hershey Co..................................  24,800  1,355,568
                                                              ----------

                                                               Value
                   Security Description              Shares   (Note 3)
        --------------------------------------------------------------
        Footwear & Related Apparel -- 1.6%
          Steven Madden, Ltd.+......................  59,000 $1,722,800
                                                             ----------
        Industrial Automated/Robotic -- 2.5%
          Rockwell Automation, Inc..................  45,900  2,748,033
                                                             ----------
        Insurance-Multi-line -- 2.7%
          HCC Insurance Holdings, Inc...............  97,500  3,003,000
                                                             ----------
        Internet Connectivity Services -- 1.1%
          NDS Group PLC ADR+........................  25,200  1,258,488
                                                             ----------
        Internet Infrastructure Equipment -- 1.3%
          Avocent Corp.+............................  55,200  1,488,744
                                                             ----------
        Internet Security -- 1.5%
          CheckFree Corp.+..........................  45,500  1,687,595
                                                             ----------
        Medical Information Systems -- 0.5%
          Allscripts Heathcare Solutions, Inc.+.....  22,000    589,820
                                                             ----------
        Medical Instruments -- 1.8%
          ArthroCare Corp.+.........................  39,100  1,409,164
          Ventana Medical Systems, Inc.+............  15,000    628,500
                                                             ----------
                                                              2,037,664
                                                             ----------
        Medical-Biomedical/Gene -- 1.3%
          Genzyme Corp.+............................  23,400  1,404,468
                                                             ----------
        Medical-Drugs -- 0.5%
          Adams Respiratory Therapeutics, Inc.+.....  16,300    548,169
                                                             ----------
        Medical-Generic Drugs -- 1.8%
          Barr Pharmaceuticals, Inc.+...............  42,300  1,960,605
                                                             ----------
        Medical-HMO -- 1.0%
          Magellan Health Services, Inc.+...........  26,500  1,113,000
                                                             ----------
        Medical-Hospitals -- 1.3%
          Health Management Assoc., Inc., Class A... 127,800  1,389,186
                                                             ----------
        Music -- 1.3%
          Warner Music Group Corp...................  87,300  1,489,338
                                                             ----------
        Networking Products -- 1.4%
          Anixter International, Inc.+..............  24,100  1,589,154
                                                             ----------
        Pharmacy Services -- 0.7%
          Express Scripts, Inc.+....................  10,000    807,200
                                                             ----------
        Publishing-Newspapers -- 1.0%
          Dow Jones & Co., Inc......................  30,800  1,061,676
                                                             ----------
        Research & Development -- 1.8%
          Pharmaceutical Product Development, Inc...  57,700  1,943,913
                                                             ----------
        Retail-Apparel/Shoe -- 2.6%
          The Children's Place Retail Stores, Inc.+.  33,700  1,879,112
          Tween Brands, Inc.+.......................  28,800  1,028,736
                                                             ----------
                                                              2,907,848
                                                             ----------
        Retail-Catalog Shopping -- 1.0%
          Coldwater Creek, Inc.+....................  54,600  1,107,288
                                                             ----------
        Retail-Consumer Electronics -- 1.2%
          Best Buy Co., Inc.........................  28,300  1,378,776
                                                             ----------
        Retail-Office Supplies -- 0.6%
          Office Depot, Inc.+.......................  19,800    695,772
                                                             ----------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                  Shares/
                                                 Principal      Value
               Security Description               Amount       (Note 3)
      ------------------------------------------------------------------
      COMMON STOCK (continued)
      Retail-Petroleum Products -- 1.6%
        World Fuel Services Corp..............       38,300  $  1,771,758
                                                             ------------
      Retirement/Aged Care -- 1.5%
        Brookdale Senior Living, Inc..........       37,100     1,656,886
                                                             ------------
      Semiconductor Equipment -- 2.1%
        Lam Research Corp.+...................       48,500     2,295,990
                                                             ------------
      Semiconductors Components-Intergrated Circuits -- 0.9%
        Integrated Device Technology, Inc.+....      67,300     1,037,766
                                                             ------------
      Telecom Equipment-Fiber Optics -- 0.9%
        Corning, Inc.+.........................      42,700       970,998
                                                             ------------
      Telecom Services -- 5.6%
        BCE, Inc...............................      46,700     1,320,676
        NeuStar Inc., Class A+.................      87,700     2,494,188
        TELUS Corp.............................      47,400     2,370,000
                                                             ------------
                                                                6,184,864
                                                             ------------
      Therapeutics -- 0.5%
        BioMarin Pharmaceutical, Inc.+.........      31,500       543,690
                                                             ------------
      Transactional Software -- 1.9%
        Transaction Systems Architects, Inc.+..      64,200     2,079,438
                                                             ------------
      Transport-Services -- 0.5%
        UTI Worldwide, Inc.....................      23,000       565,340
                                                             ------------
      Transport-Truck -- 0.9%
        Forward Air Corp.......................      29,300       963,384
                                                             ------------
      Water -- 0.6%
        Aqua America, Inc......................      28,900       648,805
                                                             ------------
      Total Long-Term Investment Securities
         (cost $87,765,049)....................                89,782,984
                                                             ------------
      REPURCHASE AGREEMENTS -- 19.2%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement............ $18,068,000    18,068,000
        UBS Securities, LLC
         Joint Repurchase Agreement............   3,234,000     3,234,000
                                                             ------------
      Total Repurchase Agreements
         (cost $21,302,000)(1).................                21,302,000
                                                             ------------
      TOTAL INVESTMENTS --
        (cost $109,067,049)(2).................       100.4%  111,084,984
      Liabilities in excess of other assets....        (0.4)     (469,564)
                                                -----------  ------------
      NET ASSETS --                                   100.0% $110,615,420
                                                ===========  ============

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreements
(2)  See Note 7 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financials Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                   Finance-Investment Banker/Broker....  9.3%
                   Diversified Manufactured Operations.  7.7
                   Oil Companies-Integrated............  7.5
                   Banks-Super Regional................  5.6
                   Medical-Drugs.......................  4.4
                   Telephone-Integrated................  3.7
                   Computers...........................  3.3
                   Medical-Biomedical/Gene.............  2.6
                   Oil-Field Services..................  2.6
                   Electric-Integrated.................  2.3
                   Electronic Components-Semiconductors  2.3
                   Retail-Building Products............  2.2
                   Applications Software...............  2.0
                   Finance-Credit Card.................  2.0
                   Networking Products.................  1.9
                   Multimedia..........................  1.7
                   Telecom Services....................  1.7
                   Tobacco.............................  1.7
                   Beverages-Non-alcoholic.............  1.6
                   Medical-HMO.........................  1.6
                   Retail-Discount.....................  1.6
                   Aerospace/Defense-Equipment.........  1.5
                   Cosmetics & Toiletries..............  1.5
                   Finance-Mortgage Loan/Banker........  1.5
                   Food-Confectionery..................  1.5
                   Food-Misc...........................  1.5
                   Oil Refining & Marketing............  1.5
                   Retail-Office Supplies..............  1.5
                   Wireless Equipment..................  1.5
                   Cable TV............................  1.4
                   Medical Products....................  1.4
                   Chemicals-Diversified...............  1.2
                   E-Commerce/Services.................  1.1
                   Paper & Related Products............  1.1
                   Aerospace/Defense...................  1.0
                   Distribution/Wholesale..............  1.0
                   Enterprise Software/Service.........  1.0
                   Finance-Consumer Loans..............  1.0
                   Food-Wholesale/Distribution.........  1.0
                   Industrial Automated/Robotic........  1.0
                   Medical Instruments.................  1.0
                   Medical-Wholesale Drug Distribution.  1.0
                   Retail-Drug Store...................  1.0
                   Transport-Services..................  1.0
                   Web Portals/ISP.....................  1.0
                   Metal-Aluminum......................  0.8
                                                        ----
                                                        99.3%
                                                        ====

--------
* Calculated as a percentage of Net Assets

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)

                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         COMMON STOCK -- 99.3%
         Aerospace/Defense -- 1.0%
           Boeing Co................................. 13,000 $1,155,830
                                                             ----------
         Aerospace/Defense-Equipment -- 1.5%
           United Technologies Corp.................. 25,100  1,631,500
                                                             ----------
         Applications Software -- 2.0%
           Microsoft Corp............................ 77,400  2,157,138
                                                             ----------
         Banks-Super Regional -- 5.6%
           Bank of America Corp...................... 44,200  2,255,084
           Wachovia Corp............................. 40,500  2,229,525
           Wells Fargo & Co.......................... 49,200  1,693,956
                                                             ----------
                                                              6,178,565
                                                             ----------
         Beverages-Non-alcoholic -- 1.6%
           PepsiCo, Inc.............................. 27,100  1,722,476
                                                             ----------
         Cable TV -- 1.4%
           Comcast Corp., Class A+................... 59,700  1,549,215
                                                             ----------
         Chemicals-Diversified -- 1.2%
           Dow Chemical Co........................... 28,400  1,302,424
                                                             ----------
         Computers -- 3.3%
           Apple Computer, Inc.+..................... 12,200  1,133,502
           Hewlett-Packard Co........................ 27,200  1,091,808
           International Business Machines Corp...... 15,500  1,461,030
                                                             ----------
                                                              3,686,340
                                                             ----------
         Cosmetics & Toiletries -- 1.5%
           Procter & Gamble Co....................... 26,200  1,654,792
                                                             ----------
         Distribution/Wholesale -- 1.0%
           WESCO International, Inc.+................ 17,200  1,079,816
                                                             ----------
         Diversified Manufactured Operations -- 7.7%
           3M Co..................................... 21,700  1,658,531
           Dover Corp................................ 34,700  1,693,707
           General Electric Co....................... 83,000  2,934,880
           Textron, Inc.............................. 24,400  2,191,120
                                                             ----------
                                                              8,478,238
                                                             ----------
         E-Commerce/Services -- 1.1%
           eBay, Inc.+............................... 38,000  1,259,700
                                                             ----------
         Electric-Integrated -- 2.3%
           Duke Energy Corp.......................... 67,800  1,375,662
           Exelon Corp............................... 16,400  1,126,844
                                                             ----------
                                                              2,502,506
                                                             ----------
         Electronic Components-Semiconductors -- 2.3%
           Intel Corp................................ 80,100  1,532,313
           Texas Instruments, Inc.................... 35,100  1,056,510
                                                             ----------
                                                              2,588,823
                                                             ----------
         Enterprise Software/Service -- 1.0%
           Oracle Corp.+............................. 61,000  1,105,930
                                                             ----------
         Finance-Consumer Loans -- 1.0%
           SLM Corp.................................. 26,600  1,087,940
                                                             ----------
         Finance-Credit Card -- 2.0%
           American Express Co....................... 38,500  2,171,400
                                                             ----------

                                                              Value
                   Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        Finance-Investment Banker/Broker -- 9.3%
          Citigroup, Inc...........................  53,900 $ 2,767,226
          J.P. Morgan Chase & Co...................  48,600   2,351,268
          Morgan Stanley...........................  20,700   1,630,332
          TD Ameritrade Holding Corp.+............. 103,000   1,532,640
          The Bear Stearns Cos., Inc...............  13,400   2,014,690
                                                            -----------
                                                             10,296,156
                                                            -----------
        Finance-Mortgage Loan/Banker -- 1.5%
          Fannie Mae...............................  29,700   1,621,026
                                                            -----------
        Food-Confectionery -- 1.5%
          Hershey Co...............................  29,900   1,634,334
                                                            -----------
        Food-Misc. -- 1.5%
          General Mills, Inc.......................  29,000   1,688,380
                                                            -----------
        Food-Wholesale/Distribution -- 1.0%
          Sysco Corp...............................  34,100   1,153,603
                                                            -----------
        Industrial Automated/Robotic -- 1.0%
          Rockwell Automation, Inc.................  18,200   1,089,634
                                                            -----------
        Medical Instruments -- 1.0%
          Medtronic, Inc...........................  21,900   1,074,414
                                                            -----------
        Medical Products -- 1.4%
          Johnson & Johnson........................  25,400   1,530,604
                                                            -----------
        Medical-Biomedical/Gene -- 2.6%
          Amgen, Inc.+.............................   8,800     491,744
          Genzyme Corp.+...........................  17,500   1,050,350
          MedImmune, Inc.+.........................  35,600   1,295,484
                                                            -----------
                                                              2,837,578
                                                            -----------
        Medical-Drugs -- 4.4%
          Abbott Laboratories......................  24,800   1,383,840
          Bristol-Myers Squibb Co..................  19,800     549,648
          Novartis AG ADR..........................  19,600   1,070,748
          Pfizer, Inc..............................  73,950   1,867,977
                                                            -----------
                                                              4,872,213
                                                            -----------
        Medical-HMO -- 1.6%
          UnitedHealth Group, Inc..................  32,600   1,726,822
                                                            -----------
        Medical-Wholesale Drug Distribution -- 1.0%
          Cardinal Health, Inc.....................  15,800   1,152,610
                                                            -----------
        Metal-Aluminum -- 0.8%
          Alcoa, Inc...............................  26,300     891,570
                                                            -----------
        Multimedia -- 1.7%
          News Corp., Class A......................  79,400   1,835,728
                                                            -----------
        Networking Products -- 1.9%
          Cisco Systems, Inc.+.....................  82,500   2,106,225
                                                            -----------
        Oil Companies-Integrated -- 7.5%
          Chevron Corp.............................  23,800   1,760,248
          ConocoPhillips...........................  25,400   1,736,090
          Exxon Mobil Corp.........................  47,700   3,598,965
          Occidental Petroleum Corp................  23,300   1,148,923
                                                            -----------
                                                              8,244,226
                                                            -----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                             Value
                   Security Description           Shares    (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Oil Refining & Marketing -- 1.5%
            Valero Energy Corp................... 25,900  $  1,670,291
                                                          ------------
          Oil-Field Services -- 2.6%
            Schlumberger, Ltd.................... 16,800     1,160,880
            Smith International, Inc............. 36,500     1,753,825
                                                          ------------
                                                             2,914,705
                                                          ------------
          Paper & Related Products -- 1.1%
            International Paper Co............... 34,800     1,266,720
                                                          ------------
          Retail-Building Products -- 2.2%
            Home Depot, Inc...................... 33,800     1,241,812
            Lowe's Cos., Inc..................... 38,300     1,206,067
                                                          ------------
                                                             2,447,879
                                                          ------------
          Retail-Discount -- 1.6%
            Target Corp.......................... 30,000     1,777,800
                                                          ------------
          Retail-Drug Store -- 1.0%
            CVS Corp............................. 33,000     1,126,620
                                                          ------------
          Retail-Office Supplies -- 1.5%
            Staples, Inc......................... 65,600     1,695,104
                                                          ------------
          Telecom Services -- 1.7%
            BCE, Inc............................. 65,200     1,843,856
                                                          ------------
          Telephone-Integrated -- 3.7%
            AT&T, Inc............................ 59,500     2,346,085
            Verizon Communications, Inc.......... 44,300     1,679,856
                                                          ------------
                                                             4,025,941
                                                          ------------
          Tobacco -- 1.7%
            Altria Group, Inc.................... 21,000     1,844,010
                                                          ------------
          Transport-Services -- 1.0%
            United Parcel Service, Inc., Class B. 15,400     1,079,540
                                                          ------------
          Web Portals/ISP -- 1.0%
            Yahoo!, Inc.+........................ 35,100     1,098,279
                                                          ------------
          Wireless Equipment -- 1.5%
            QUALCOMM, Inc........................ 39,300     1,676,538
                                                          ------------
          Total Long-Term Investment Securities
             (cost $102,963,015).................          109,535,039
                                                          ------------
          TOTAL INVESTMENTS --
             (cost $102,963,015)(1)..............   99.3%  109,535,039
          Other assets less liabilities..........    0.7       825,039
                                                  ------  ------------
          NET ASSETS --                            100.0% $110,360,078
                                                  ======  ============

--------
+    Non-income producing security
(1)  See Note 7 for cost of investment on a tax basis
ADR --American Depository Receipt

See Notes to Financials Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                   U.S. Government Agencies............ 13.5%
                   Finance-Investment Banker/Broker....  6.0
                   Diversified Financial Services......  4.8
                   Oil Companies-Integrated............  3.9
                   Banks-Super Regional................  3.8
                   Diversified Manufactured Operations.  3.8
                   Telephone-Integrated................  2.5
                   Computers...........................  2.3
                   Medical-Drugs.......................  2.3
                   Electric-Integrated.................  2.2
                   Foreign Government Agencies.........  2.0
                   Multimedia..........................  1.9
                   Cosmetics & Toiletries..............  1.8
                   Retail-Discount.....................  1.8
                   Medical-Biomedical/Gene.............  1.6
                   Telecom Services....................  1.5
                   Web Portals/ISP.....................  1.5
                   Electric Products-Misc..............  1.4
                   Finance-Credit Card.................  1.4
                   Medical Products....................  1.4
                   Medical-HMO.........................  1.4
                   Repurchase Agreements...............  1.4
                   Electronic Components-Semiconductors  1.3
                   Oil Refining & Marketing............  1.3
                   Special Purpose Entities............  1.3
                   Applications Software...............  1.1
                   Banks-Fiduciary.....................  1.1
                   Cable TV............................  1.1
                   Finance-Mortgage Loan/Banker........  1.1
                   Oil-Field Services..................  1.1
                   Banks-Commercial....................  1.0
                   Aerospace/Defense...................  0.9
                   Aerospace/Defense-Equipment.........  0.9
                   Beverages-Non-alcoholic.............  0.9
                   Insurance-Multi-line................  0.8
                   Networking Products.................  0.8
                   Retail-Building Products............  0.8
                   Retail-Drug Store...................  0.8
                   Banks-Money Center..................  0.7
                   Finance-Consumer Loans..............  0.7
                   Insurance-Property/Casualty.........  0.7
                   Brewery.............................  0.6
                   Industrial Automated/Robotic........  0.6
                   Medical Instruments.................  0.6
                   Paper & Related Products............  0.6
                   Wireless Equipment..................  0.6
                   Cellular Telecom....................  0.5
                   Chemicals-Diversified...............  0.5
                   Distribution/Wholesale..............  0.5
                   Food-Misc...........................  0.5
                   Non-Hazardous Waste Disposal........  0.5
                   Pipelines...........................  0.5
                   Tobacco.............................  0.5
                   Agricultural Chemicals..............  0.4
                   E-Commerce/Services.................  0.4
                   Electronic Measurement Instruments..  0.4
                   Electronics-Military................  0.4
                   Enterprise Software/Service.........  0.4

                 Machinery-Construction & Mining.......   0.4%
                 Pharmacy Services.....................   0.4
                 Real Estate Investment Trusts.........   0.4
                 Retail-Office Supplies................   0.4
                 Savings & Loans/Thrifts...............   0.4
                 Telecom Equipment-Fiber Optics........   0.4
                 Therapeutics..........................   0.4
                 Beverages-Wine/Spirits................   0.3
                 Casino Services.......................   0.3
                 Coal..................................   0.3
                 Commercial Services...................   0.3
                 Computer Aided Design.................   0.3
                 Entertainment Software................   0.3
                 Finance-Auto Loans....................   0.3
                 Industrial Gases......................   0.3
                 Machinery-General Industrial..........   0.3
                 Metal-Aluminum........................   0.3
                 Oil Companies-Exploration & Production   0.3
                 Radio.................................   0.3
                 Retail-Regional Department Stores.....   0.3
                 Transport-Air Freight.................   0.3
                 Containers-Paper/Plastic..............   0.2
                 Independent Power Producers...........   0.2
                 Medical-Generic Drugs.................   0.2
                 Retail-Consumer Electronics...........   0.2
                 Retail-Jewelry........................   0.2
                 Transport-Rail........................   0.2
                 Airlines..............................   0.1
                 Auto-Cars/Light Trucks................   0.1
                 Broadcast Services/Program............   0.1
                 Building Products-Cement..............   0.1
                 Casino Hotels.........................   0.1
                 Chemicals-Specialty...................   0.1
                 Diversified Minerals..................   0.1
                 Electric-Generation...................   0.1
                 Financial Guarantee Insurance.........   0.1
                 Funeral Services & Related Items......   0.1
                 Gas-Distribution......................   0.1
                 Insurance Brokers.....................   0.1
                 Insurance-Life/Health.................   0.1
                 Investment Companies..................   0.1
                 Leisure Products......................   0.1
                 Medical-Hospitals.....................   0.1
                 Medical-Wholesale Drug Distribution...   0.1
                 Metal Processors & Fabrication........   0.1
                 Office Automation & Equipment.........   0.1
                 Precious Metals.......................   0.1
                 Publishing-Newspapers.................   0.1
                 Real Estate Operations & Development..   0.1
                 Satellite Telecom.....................   0.1
                 Steel-Producers.......................   0.1
                 Television............................   0.1
                 Transport-Services....................   0.1
                                                        -----
                                                        101.9%
                                                        =====

--------
* Calculated as a percentage of Net Assets

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)



                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 64.3%
        Aerospace/Defense -- 0.6%
          Boeing Co...................................  7,300 $  649,043
          Spirit Aerosystems Holdings, Inc., Class A+.  9,200    293,020
                                                              ----------
                                                                 942,063
                                                              ----------
        Aerospace/Defense-Equipment -- 0.9%
          United Technologies Corp.................... 22,800  1,482,000
                                                              ----------
        Agricultural Chemicals -- 0.3%
          Monsanto Co.................................  9,300    511,128
                                                              ----------
        Applications Software -- 1.1%
          Microsoft Corp.............................. 60,278  1,679,948
                                                              ----------
        Banks-Fiduciary -- 1.1%
          The Bank of New York Co., Inc............... 42,100  1,707,155
                                                              ----------
        Banks-Super Regional -- 3.5%
          Bank of America Corp........................ 37,788  1,927,944
          US Bancorp.................................. 30,700  1,073,579
          Wachovia Corp............................... 26,800  1,475,340
          Wells Fargo & Co............................ 28,200    970,926
                                                              ----------
                                                               5,447,789
                                                              ----------
        Beverages-Non-alcoholic -- 0.9%
          PepsiCo, Inc................................ 22,700  1,442,812
                                                              ----------
        Beverages-Wine/Spirits -- 0.2%
          Constellation Brands, Inc., Class A+........ 13,500    285,930
                                                              ----------
        Brewery -- 0.5%
          Anheuser-Busch Cos., Inc.................... 14,200    716,532
                                                              ----------
        Cable TV -- 0.8%
          Comcast Corp., Class A+..................... 50,000  1,297,500
                                                              ----------
        Casino Services -- 0.3%
          International Game Technology............... 12,400    500,712
                                                              ----------
        Cellular Telecom -- 0.4%
          NII Holdings, Inc.+.........................  7,500    556,350
                                                              ----------
        Chemicals-Diversified -- 0.4%
          Dow Chemical Co............................. 12,400    568,664
                                                              ----------
        Coal -- 0.3%
          Peabody Energy Corp......................... 13,600    547,264
                                                              ----------
        Commercial Services -- 0.3%
          AerCap Holdings NV+......................... 16,000    465,760
                                                              ----------
        Computer Aided Design -- 0.3%
          Autodesk, Inc.+............................. 13,900    522,640
                                                              ----------
        Computers -- 2.3%
          Apple Computer, Inc.+.......................  9,800    910,518
          Hewlett-Packard Co.......................... 28,700  1,152,018
          International Business Machines Corp........ 16,200  1,527,012
                                                              ----------
                                                               3,589,548
                                                              ----------
        Cosmetics & Toiletries -- 1.7%
          Procter & Gamble Co......................... 41,700  2,633,772
                                                              ----------
        Distribution/Wholesale -- 0.5%
          WESCO International, Inc.+.................. 11,400    715,692
                                                              ----------


                                                               Value
                     Security Description             Shares  (Note 3)
         --------------------------------------------------------------
         Diversified Manufactured Operations -- 3.5%
           3M Co..................................... 16,700 $1,276,381
           Danaher Corp.............................. 10,000    714,500
           Dover Corp................................ 12,090    590,113
           General Electric Co....................... 83,500  2,952,560
                                                             ----------
                                                              5,533,554
                                                             ----------
         E-Commerce/Services -- 0.4%
           eBay, Inc.+............................... 17,300    573,495
                                                             ----------
         Electric Products-Misc. -- 1.4%
           AMETEK, Inc............................... 25,300    873,862
           Emerson Electric Co....................... 31,600  1,361,644
                                                             ----------
                                                              2,235,506
                                                             ----------
         Electric-Integrated -- 1.3%
           Duke Energy Corp.......................... 38,900    789,281
           Exelon Corp...............................  7,300    501,583
           FPL Group, Inc............................ 12,300    752,391
                                                             ----------
                                                              2,043,255
                                                             ----------
         Electronic Components-Semiconductors -- 1.3%
           Intel Corp................................ 50,400    964,152
           Intersil Corp., Class A................... 22,200    588,078
           Texas Instruments, Inc.................... 18,400    553,840
                                                             ----------
                                                              2,106,070
                                                             ----------
         Electronic Measurement Instruments -- 0.4%
           Agilent Technologies, Inc.+............... 16,900    569,361
                                                             ----------
         Electronics-Military -- 0.4%
           L-3 Communications Holdings, Inc..........  6,400    559,808
                                                             ----------
         Enterprise Software/Service -- 0.4%
           Oracle Corp.+............................. 32,300    585,599
                                                             ----------
         Entertainment Software -- 0.3%
           Electronic Arts, Inc.+....................  9,500    478,420
                                                             ----------
         Finance-Consumer Loans -- 0.6%
           SLM Corp.................................. 24,600  1,006,140
                                                             ----------
         Finance-Credit Card -- 1.4%
           American Express Co....................... 38,300  2,160,120
                                                             ----------
         Finance-Investment Banker/Broker -- 5.6%
           Citigroup, Inc............................ 49,088  2,520,178
           Goldman Sachs Group, Inc..................  4,184    864,540
           J.P. Morgan Chase & Co.................... 35,700  1,727,166
           Merrill Lynch & Co., Inc..................  6,900    563,523
           Morgan Stanley............................ 12,900  1,016,004
           TD Ameritrade Holding Corp.+.............. 81,700  1,215,696
           The Bear Stearns Cos., Inc................  5,800    872,030
                                                             ----------
                                                              8,779,137
                                                             ----------
         Finance-Mortgage Loan/Banker -- 0.6%
           Fannie Mae................................ 17,500    955,150
                                                             ----------
         Food-Misc. -- 0.5%
           General Mills, Inc........................ 13,000    756,860
                                                             ----------
         Industrial Automated/Robotic -- 0.6%
           Rockwell Automation, Inc.................. 16,700    999,829
                                                             ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                            Value
                    Security Description           Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Industrial Gases -- 0.3%
             Air Products & Chemicals, Inc........  7,100 $  525,116
                                                          ----------
           Insurance-Multi-line -- 0.5%
             MetLife, Inc......................... 12,200    770,430
                                                          ----------
           Insurance-Property/Casualty -- 0.5%
             Chubb Corp...........................  9,600    496,032
             OneBeacon Insurance Group, Ltd.......  9,700    242,500
                                                          ----------
                                                             738,532
                                                          ----------
           Machinery-Construction & Mining -- 0.4%
             Caterpillar, Inc.....................  8,700    583,161
                                                          ----------
           Machinery-General Industrial -- 0.3%
             IDEX Corp............................  9,039    459,904
                                                          ----------
           Medical Instruments -- 0.6%
             Medtronic, Inc....................... 17,800    873,268
                                                          ----------
           Medical Products -- 1.4%
             Johnson & Johnson.................... 35,500  2,139,230
                                                          ----------
           Medical-Biomedical/Gene -- 1.6%
             Amgen, Inc.+.........................  9,500    530,860
             Celgene Corp.+.......................  6,500    340,990
             Genentech, Inc.+.....................  6,800    558,416
             Genzyme Corp.+.......................  8,300    498,166
             MedImmune, Inc.+..................... 14,500    527,655
                                                          ----------
                                                           2,456,087
                                                          ----------
           Medical-Drugs -- 1.9%
             Abbott Laboratories..................  6,000    334,800
             Allergan, Inc........................  1,200    132,984
             Bristol-Myers Squibb Co..............  8,700    241,512
             Novartis AG ADR...................... 17,500    956,025
             Pfizer, Inc.......................... 53,714  1,356,816
                                                          ----------
                                                           3,022,137
                                                          ----------
           Medical-Generic Drugs -- 0.2%
             Barr Pharmaceuticals, Inc.+..........  5,400    250,290
                                                          ----------
           Medical-HMO -- 1.4%
             Coventry Health Care, Inc.+..........  9,400    526,870
             UnitedHealth Group, Inc.............. 32,500  1,721,525
                                                          ----------
                                                           2,248,395
                                                          ----------
           Metal-Aluminum -- 0.2%
             Alcoa, Inc........................... 10,800    366,120
                                                          ----------
           Multimedia -- 1.3%
             News Corp., Class A.................. 71,074  1,643,231
             Time Warner, Inc..................... 23,444    462,315
                                                          ----------
                                                           2,105,546
                                                          ----------
           Networking Products -- 0.8%
             Cisco Systems, Inc.+................. 47,000  1,199,910
                                                          ----------
           Non-Hazardous Waste Disposal -- 0.5%
             Waste Management, Inc................ 20,700    712,287
                                                          ----------
           Oil Companies-Integrated -- 3.6%
             Chevron Corp......................... 17,428  1,288,975
             ConocoPhillips....................... 18,400  1,257,640


                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        Oil Companies-Integrated (continued)
          Exxon Mobil Corp............................ 34,800 $2,625,660
          Occidental Petroleum Corp................... 10,300    507,893
                                                              ----------
                                                               5,680,168
                                                              ----------
        Oil Refining & Marketing -- 1.2%
          Sunoco, Inc.................................  8,700    612,828
          Valero Energy Corp.......................... 20,200  1,302,698
                                                              ----------
                                                               1,915,526
                                                              ----------
        Oil-Field Services -- 1.1%
          Schlumberger, Ltd........................... 13,100    905,210
          Smith International, Inc.................... 16,100    773,605
                                                              ----------
                                                               1,678,815
                                                              ----------
        Paper & Related Products -- 0.3%
          International Paper Co...................... 14,900    542,360
                                                              ----------
        Pharmacy Services -- 0.4%
          Express Scripts, Inc.+......................  8,300    669,976
                                                              ----------
        Radio -- 0.2%
          XM Satellite Radio Holdings, Inc., Class A+. 18,900    244,188
                                                              ----------
        Retail-Building Products -- 0.7%
          Home Depot, Inc............................. 29,300  1,076,482
                                                              ----------
        Retail-Consumer Electronics -- 0.2%
          Best Buy Co., Inc...........................  7,900    384,888
                                                              ----------
        Retail-Discount -- 1.7%
          Target Corp................................. 14,700    871,122
          Wal-Mart Stores, Inc........................ 37,100  1,741,845
                                                              ----------
                                                               2,612,967
                                                              ----------
        Retail-Drug Store -- 0.7%
          CVS Corp.................................... 32,661  1,115,046
                                                              ----------
        Retail-Jewelry -- 0.2%
          Tiffany & Co................................  5,800    263,784
                                                              ----------
        Retail-Office Supplies -- 0.4%
          Staples, Inc................................ 21,300    550,392
                                                              ----------
        Retail-Regional Department Stores -- 0.3%
          Kohl's Corp.+...............................  6,400    490,304
                                                              ----------
        Telecom Equipment-Fiber Optics -- 0.4%
          Corning, Inc.+.............................. 24,800    563,952
                                                              ----------
        Telecom Services -- 1.1%
          BCE, Inc.................................... 58,300  1,648,724
                                                              ----------
        Telephone-Integrated -- 1.8%
          AT&T, Inc................................... 40,535  1,598,295
          Verizon Communications, Inc................. 32,600  1,236,192
                                                              ----------
                                                               2,834,487
                                                              ----------
        Therapeutics -- 0.4%
          Gilead Sciences, Inc.+......................  8,100    619,650
                                                              ----------
        Tobacco -- 0.5%
          Altria Group, Inc...........................  9,000    790,290
                                                              ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)


                                                 Shares/
                                                Principal     Value
                  Security Description           Amount      (Note 3)
         --------------------------------------------------------------
         COMMON STOCKS (continued)
         Web Portals/ISP -- 1.5%
           Google, Inc., Class A+..............      2,950 $  1,351,572
           Yahoo!, Inc.+.......................     30,500      954,345
                                                           ------------
                                                              2,305,917
                                                           ------------
         Wireless Equipment -- 0.6%
           QUALCOMM, Inc.......................     22,350      953,451
                                                           ------------
         Total Common Stock
            (cost $92,679,582).................             100,347,343
                                                           ------------
         PREFERRED STOCK -- 0.6%
         Banks-Money Center -- 0.1%
           Santander Finance Preferred SA
            5.88%*(1)..........................      8,400      207,113
                                                           ------------
         Diversified Financial Services -- 0.2%
           General Electric Capital Corp.
            8.00%(2)...........................     14,000      335,440
                                                           ------------
         Finance-Mortgage Loan/Banker -- 0.1%
           Fannie Mae
            Series O, 7.00%(1).................      2,250      119,655
                                                           ------------
         Special Purpose Entity -- 0.1%
           Structured Repackaged Asset-Backed
            Trust Securities 5.88%(1)..........      9,200      216,200
                                                           ------------
         Telephone-Integrated -- 0.1%
           AT&T, Inc.
            6.38%..............................      4,400      110,352
                                                           ------------
         Total Preferred Stock
            (cost $1,012,175)..................                 988,760
                                                           ------------
         ASSET BACKED SECURITIES -- 4.5%
         Diversified Financial Services -- 4.5%
           Bear Stearns Commercial Mtg.
            Securities Inc.
            Series 2007-PW15, Class A2
            5.21% due 02/11/44(3)(4)........... $  165,000      164,934
           Bear Stearns Commercial Mtg.
            Securities Inc.
            Series 2007-PW15, Class H
            5.93% due 02/11/44*(3)(4)..........    375,000      367,196
           Bear Stearns Commercial Mtg.
            Securities, Inc.,
            Series 2006-PW12, Class F
            5.75% due 09/11/38*(3)(4)..........    340,000      336,602
           Bear Stearns Commercial Mtg.
            Securities, Inc.,
            Series 2006-PW12, Class G
            5.75% due 09/11/38*(3)(4)..........     58,000       56,553
           Commercial Mtg. Pass Through Certs.
            Series 2004-LB2A, Class A3
            4.22% due 03/10/39(3)..............  1,074,000    1,044,852
           Countrywide Asset-Backed Certs.
            Series 2006-S6, Class A3
            5.66% due 03/25/34(3)..............    928,000      929,021
           Countrywide Asset-Backed Certs.
            Series 2006-S4, Class A3
            5.80% due 10/25/36.................    920,000      928,338


                                                   Principal   Value
                   Security Description             Amount    (Note 3)
        ---------------------------------------------------------------
        Diversified Financial Services (continued)
          J.P. Morgan Chase Commercial Mtg.
           Securities Corp.,(1)
           Series 2006-CB16, Class E
           5.84% due 05/12/45*(3)(4).............. $230,000  $  233,701
          Merrill Lynch Mortgage Investors, Inc.
           Series 2004-A1, Class 3A
           4.83% due 02/25/34(4)..................  335,795     332,542
          Merrill Lynch/Countrywide
           Commercial Mtg. Trust,
           Series 2007-5, Class H
           6.12% due 08/25/48*(5).................  210,000     195,579
          Morgan Stanley Capital I,
           Series 2006-IQ12, Class AJ
           5.40% due 12/15/43(3)..................  355,000     352,921
          Morgan Stanley Capital I,
           Series 2006-IQ12, Class D
           5.53% due 12/15/43(3)(4)...............  250,000     249,204
          Ocwen Advance Receivables Backed Notes
           Series 2006-1A
           5.34% due 11/24/15*....................  350,000     349,125
          Providian Master Note Trust
           Series 2006-C1A, Class C1
           5.87% due 03/16/15*(1).................  550,000     553,352
          Wachovia Bank Commercial Mtg.
           Trust,
           Series 2006-C27, Class A3
           5.77% due 07/15/45(3)(4)...............  160,000     164,287
          Wachovia Bank Commercial Mtg.
           Trust,
           Series 2006-WL7A, Class F
           5.87% due 09/15/21*(1)(3)..............  515,000     515,101
          Wells Fargo Mortgage Backed
           Securities Trust
           Series 2006-AR12, Class 2A1
           6.11% due 09/25/36(4)..................  239,617     242,568
                                                             ----------
        Total Asset Backed Securities
           (cost $7,035,665)......................            7,015,876
                                                             ----------
        CORPORATE BONDS & NOTES -- 12.0%
        Aerospace/Defense -- 0.3%
          Raytheon Co.
           Debentures
           6.00% due 12/15/10.....................   55,000      56,945
          Raytheon Co.
           Senior Notes
           6.75% due 08/15/07.....................  220,000     220,942
          Raytheon Co.
           Senior Notes
           6.75% due 03/15/18.....................  107,000     117,994
                                                             ----------
                                                                395,881
                                                             ----------
        Agricultural Chemicals -- 0.1%
          Mosaic Global Holdings, Inc.
           Debentures
           7.38% due 08/01/18.....................   10,000       9,950

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                 Principal  Value
                    Security Description          Amount   (Note 3)
             ------------------------------------------------------
             CORPORATE BONDS & NOTES (continued)
             Agricultural Chemicals (continued)
               Terra Capital, Inc.
                Senior Notes
                7.00% due 02/01/17*............. $ 25,000  $ 24,875
               The Mosaic Co.
                Senior Notes
                7.38% due 12/01/14*.............   45,000    46,913
                                                           --------
                                                             81,738
                                                           --------
             Airlines -- 0.1%
               American Airlines, Inc.
                Pass Through Certs.
                Series 2001-1, Class A-2
                6.82% due 05/23/11..............  140,000   143,150
                                                           --------
             Auto-Cars/Light Trucks -- 0.1%
               DaimlerChrysler NA Holding Corp.
                Company Guar. Notes
                5.69% due 03/13/09(1)...........   60,000    60,105
               DaimlerChrysler NA Holding Corp.
                Company Guar. Bonds
                5.75% due 09/08/11..............   55,000    55,876
               Ford Motor Co.
                Debentures
                6.38% due 02/01/29..............   50,000    35,625
               General Motors Corp.
                Debentures
                8.25% due 07/15/23..............   40,000    36,000
               General Motors Corp.
                Senior Bonds
                8.38% due 07/15/33..............    2,000     1,795
                                                           --------
                                                            189,401
                                                           --------
             Banks-Commercial -- 0.6%
               Colonial Bank NA
                Sub. Notes
                6.38% due 12/01/15..............   70,000    72,667
               Compass Bank
                Notes
                5.50% due 04/01/20..............  110,000   108,193
               First Maryland Capital II
                Company Guar. Notes
                6.21% due 02/01/27(1)...........  196,000   191,611
               Popular North America, Inc.
                Company Guar. Notes
                5.65% due 04/15/09..............   90,000    90,545
               SouthTrust Bank
                Sub. Notes
                4.75% due 03/01/13..............  120,000   117,693
               SouthTrust Corp.
                Sub. Notes
                5.80% due 06/15/14..............   55,000    56,245
               UBS AG
                Sub. Notes
                5.88% due 07/15/16..............   55,000    57,273
               Union Bank of California NA
                Sub. Notes
                5.95% due 05/11/16..............  120,000   123,462


                                                   Principal  Value
                    Security Description            Amount   (Note 3)
           ----------------------------------------------------------
           Banks-Commercial (continued)
             US Bank NA
              Notes
              3.90% due 08/15/08.................. $ 38,000  $ 37,324
                                                             --------
                                                              855,013
                                                             --------
           Banks-Money Center -- 0.3%
             BankBoston Capital Trust IV
              5.94% due 06/08/28(1)...............  222,000   218,047
             Comerica Bank
              Senior Sub. Notes
              5.75% due 11/21/16..................  130,000   130,335
             RBS Capital Trust I Bank
              Bank Guar. Notes
              4.71% due 12/29/49(4)...............   77,000    73,578
                                                             --------
                                                              421,960
                                                             --------
           Banks-Special Purpose -- 0.0%
             Rabobank Capital Funding II
              Bonds
              5.26% due 12/31/49*(4)..............   70,000    68,107
                                                             --------
           Banks-Super Regional -- 0.3%
             Bank of America Corp.
              Sub. Notes
              5.42% due 03/15/17*.................   96,000    95,003
             Capital One Financial Corp.
              Senior Notes
              5.70% due 09/15/11..................  242,000   244,453
             Huntington National Bank
              Sub. Notes
              6.60% due 06/15/18..................   69,000    73,310
             Wachovia Capital Trust III
              Bank Guar.
              5.80% due 03/15/42(4)...............  110,000   111,312
                                                             --------
                                                              524,078
                                                             --------
           Brewery -- 0.1%
             Anheuser-Busch Cos., Inc.
              Bonds
              6.00% due 11/01/41..................  136,000   132,703
                                                             --------
           Broadcast Services/Program -- 0.0%
             Nexstar Finance, Inc.
              Senior Sub. Notes
              7.00% due 01/15/14..................   35,000    33,600
                                                             --------
           Building Products-Air & Heating -- 0.0%
             American Standard, Inc.
              Company Guar. Notes
              7.38% due 02/01/08..................   51,000    51,649
                                                             --------
           Building-Residential/Commercial -- 0.0%
             Lennar Corp.
              Company Guar. Notes
              5.95% due 10/17/11..................   60,000    59,906
                                                             --------
           Cable TV -- 0.3%
             CCH I LLC
              Company Guar. Notes
              11.00% due 10/01/15.................   28,000    28,910

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          ----------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Cable TV (continued)
            CCH II LLC/CCH II Capital Corp.
             Company Guar. Notes
             10.25% due 10/01/13.................. $ 85,000  $ 92,863
            Comcast Corp.
             Company Guar. Notes
             5.88% due 02/15/18...................  100,000   100,270
            Comcast Corp.
             Company Guar. Notes
             6.50% due 01/15/15...................   65,000    68,558
            Cox Communications, Inc.
             Bonds
             5.50% due 10/01/15...................  110,000   108,172
                                                             --------
                                                              398,773
                                                             --------
          Casino Hotels -- 0.1%
            MGM Mirage, Inc.
             Senior Notes
             5.88% due 02/27/14...................  100,000    93,000
            Riviera Holdings Corp.
             Company Guar. Notes
             11.00% due 06/15/10..................   55,000    57,337
                                                             --------
                                                              150,337
                                                             --------
          Cellular Telecom -- 0.1%
            American Cellular Corp.
             Senior Notes
             10.00% due 08/01/11..................   16,000    16,940
            Centennial Communications Corp.
             Senior Notes
             11.11% due 01/01/13(1)...............  100,000   105,250
            Rural Cellular Corp.
             Senior Sub. Notes
             9.75% due 01/15/10...................   65,000    66,950
                                                             --------
                                                              189,140
                                                             --------
          Chemicals-Diversified -- 0.1%
            EI Du Pont de Nemours & Co.
             Senior Notes
             4.88% due 04/30/14...................   38,000    37,069
            ICI Wilmington, Inc.
             Company Guar. Notes
             7.05% due 09/15/07...................  170,000   171,034
                                                             --------
                                                              208,103
                                                             --------
          Chemicals-Specialty -- 0.1%
            Huntsman International LLC
             Company Guar. Notes
             7.88% due 11/15/14*..................   55,000    56,856
            Momentive Performance Materials, Inc.
             Senior Sub. Notes
             11.50% due 12/01/16*.................   85,000    87,125
            Nalco Co.
             Senior Notes
             7.75% due 11/15/11...................   35,000    35,875
                                                             --------
                                                              179,856
                                                             --------


                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        --------------------------------------------------------------
        Commercial Services -- 0.0%
          The ServiceMaster Co.
           Notes
           7.88% due 08/15/09....................... $ 44,000  $ 46,283
                                                               --------
        Computer Services -- 0.0%
          Computer Sciences Corp.
           Notes
           3.50% due 04/15/08.......................   65,000    63,461
                                                               --------
        Consulting Services -- 0.0%
          FTI Consulting, Inc.
           Company Guar. Notes
           7.63% due 06/15/13.......................   45,000    46,688
                                                               --------
        Containers-Paper/Plastic -- 0.2%
          Jefferson Smurfit Corp.
           Company Guar. Notes
           8.25% due 10/01/12.......................   30,000    30,000
          Pliant Corp.
           Company Guar. Notes
           11.13% due 09/01/09......................   82,000    82,000
          Smurfit-Stone Container Enterprises, Inc.
           Senior Notes
           8.00% due 03/15/17*......................  175,000   171,062
                                                               --------
                                                                283,062
                                                               --------
        Cosmetics & Toiletries -- 0.1%
          Procter & Gamble Co.
           Senior Notes
           5.55% due 03/05/37.......................  130,000   126,481
                                                               --------
        Direct Marketing -- 0.0%
          Affinity Group, Inc.
           Senior Sub. Notes
           9.00% due 02/15/12.......................   45,000    46,238
                                                               --------
        Diversified Financial Services -- 0.1%
          AXA Financial, Inc.
           Senior Notes
           6.50% due 04/01/08.......................   55,000    55,595
          General Electric Capital Corp.
           Senior Notes
           5.65% due 06/09/14.......................   67,000    68,250
                                                               --------
                                                                123,845
                                                               --------
        Diversified Manufactured Operations -- 0.2%
          3M Co.
           Notes
           6.38% due 02/15/28.......................   72,000    77,626
          Crane Co.
           Senior Notes
           6.55% due 11/15/36.......................  168,000   167,550
                                                               --------
                                                                245,176
                                                               --------
        Electric-Generation -- 0.1%
          The AES Corp.
           Senior Notes
           8.88% due 02/15/11.......................   85,000    91,375
                                                               --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                Principal   Value
                  Security Description           Amount    (Note 3)
           --------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Electric-Integrated -- 0.8%
             American Electric Power Co., Inc.
              Senior Notes
              4.71% due 08/16/07(2)............ $ 72,000  $   71,789
             Appalachian Power Co.
              Senior Notes
              5.00% due 06/01/17...............   72,000      68,148
             Centerpoint Energy, Inc.
              Senior Notes
              5.88% due 06/01/08...............  140,000     140,541
             Commonwealth Edison Co.
              1st Mtg. Bonds
              5.90% due 03/15/36...............   84,000      77,964
             Dominion Resources, Inc.
              Senior Notes
              5.75% due 05/15/08(2)............  132,000     132,307
             Dominion Resources, Inc.
              Junior Sub. Notes
              6.30% due 09/30/66(2)............  109,000     111,044
             Duke Energy Indiana, Inc.
              Debentures
              5.00% due 09/15/13...............   60,000      58,388
             Entergy Louisiana LLC
              1st Mtg. Bonds
              5.83% due 11/01/10...............  195,000     196,820
             Mirant Mid-Atlantic LLC
              Pass Through Certs.
              Series B
              9.13% due 06/30/17...............   40,254      45,990
             Pepco Holdings, Inc.
              Notes
              6.45% due 08/15/12...............   55,000      57,552
             PSEG Power LLC
              Company Guar. Notes
              7.75% due 04/15/11...............   65,000      70,492
             Public Service Electric & Gas Co.
              Sec. Notes
              5.00% due 08/15/14...............   66,000      64,409
             Puget Sound Energy, Inc.
              Senior Notes
              5.20% due 10/01/15...............  212,000     206,287
             Southern Energy, Inc.
              Notes
              7.90% due 07/15/09+(1)(5)(6)(11).  150,000           0
                                                          ----------
                                                           1,301,731
                                                          ----------
           Electronics-Military -- 0.0%
             L-3 Communications Corp.
              Company Guar. Notes
              6.38% due 10/15/15...............   50,000      49,563
                                                          ----------
           Finance-Auto Loans -- 0.3%
             Ford Motor Credit Co.
              Senior Notes
              6.63% due 06/16/08...............   55,000      54,826
             Ford Motor Credit Co.
              Notes
              7.38% due 10/28/09...............  140,000     139,743


                                                   Principal  Value
                    Security Description            Amount   (Note 3)
          -----------------------------------------------------------
          Finance-Auto Loans (continued)
            General Motors Acceptance Corp.
             Notes
             6.75% due 12/01/14................... $ 45,000  $ 44,239
            General Motors Acceptance Corp.
             Notes
             6.88% due 09/15/11...................  255,000   255,247
            General Motors Acceptance Corp.
             Notes
             6.88% due 08/28/12...................   13,000    12,948
                                                             --------
                                                              507,003
                                                             --------
          Finance-Commercial -- 0.1%
            Transamerica Finance Corp.
             Senior Notes
             6.40% due 09/15/08...................   75,000    76,218
                                                             --------
          Finance-Consumer Loans -- 0.1%
            HSBC Finance Corp.
             Notes
             4.75% due 07/15/13...................   96,000    92,732
            John Deere Capital Corp.
             Debentures
             5.10% due 01/15/13...................   72,000    71,653
                                                             --------
                                                              164,385
                                                             --------
          Finance-Credit Card -- 0.1%
            Capital One Bank
             Senior Sub. Notes
             6.50% due 06/13/13...................   82,000    85,804
                                                             --------
          Finance-Investment Banker/Broker -- 0.3%
            Lehman Brothers Holdings, Inc.
             Senior Notes
             5.25% due 02/06/12...................   65,000    64,941
            Merrill Lynch & Co., Inc.
             Sub. Notes
             6.11% due 01/29/37...................  220,000   213,282
            Morgan Stanley
             Notes
             5.45% due 01/09/17...................  134,000   131,796
            Morgan Stanley
             Senior Notes
             5.63% due 01/09/12...................   65,000    65,854
            The Bear Stearns Cos., Inc.
             Senior Sub. Notes
             5.55% due 01/22/17...................   65,000    63,753
                                                             --------
                                                              539,626
                                                             --------
          Finance-Mortgage Loan/Banker -- 0.4%
            Countrywide Financial Corp.
             Sub. Notes
             6.25% due 05/15/16...................  120,000   120,963
            Residential Capital LLC
             Company Guar. Notes
             6.13% due 11/21/08...................   60,000    59,969
            Residential Capital LLC
             Company Guar. Notes
             6.38% due 06/30/10...................  267,000   266,928

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                   Principal  Value
                    Security Description            Amount   (Note 3)
          ------------------------------------------------------------
          CORPORATE BONDS & NOTES (continued)
          Finance-Mortgage Loan/Banker (continued)
            Residential Capital LLC
             Company Guar. Notes
             6.50% due 04/17/13................... $ 60,000  `$ 59,431
            Residential Capital LLC
             Company Guar. Notes
             6.88% due 06/30/15...................   84,000     84,749
                                                             ---------
                                                               592,040
                                                             ---------
          Food-Misc. -- 0.0%
            Kraft Foods, Inc.
             Senior Bonds
             5.63% due 11/01/11...................   60,000     60,732
                                                             ---------
          Funeral Services & Related Items -- 0.1%
            Service Corp. International
             Senior Notes
             6.75% due 04/01/16...................   95,000     94,525
                                                             ---------
          Home Furnishings -- 0.0%
            Simmons Co.
             Senior Disc. Notes
             10.00% due 12/15/14(2)...............    8,000      6,580
                                                             ---------
          Independent Power Producers -- 0.2%
            Calpine Corp.+
             Sec. Notes
             8.75% due 07/15/13*(7)...............  175,000    186,375
            NRG Energy, Inc.
             Company Guar. Notes
             7.38% due 02/01/16...................   90,000     92,475
                                                             ---------
                                                               278,850
                                                             ---------
          Insurance Brokers -- 0.1%
            Marsh & McLennan Cos., Inc.
             Senior Notes
             5.15% due 09/15/10...................   60,000     59,476
            Marsh & McLennan Cos., Inc.
             Senior Notes
             7.13% due 06/15/09...................   40,000     41,489
                                                             ---------
                                                               100,965
                                                             ---------
          Insurance-Life/Health -- 0.1%
            Americo Life, Inc.
             Notes
             7.88% due 05/01/13*..................  134,000    137,735
            Monumental Global Funding II
             Notes
             5.65% due 07/14/11*..................   66,000     67,326
                                                             ---------
                                                               205,061
                                                             ---------
          Insurance-Multi-line -- 0.0%
            Metropolitan Life Global Funding I
             Sec. Notes
             5.75% due 07/25/11*..................   55,000     56,372
                                                             ---------
          Insurance-Property/Casualty -- 0.2%
            Crum & Forster Holdings Corp.
             Senior Notes
             10.38% due 06/15/13..................   65,000     70,200


                                                   Principal  Value
                    Security Description            Amount   (Note 3)
           ----------------------------------------------------------
           Insurance-Property/Casualty (continued)
             Fidelity National Title Group, Inc.
              Notes
              7.30% due 08/15/11.................. $131,000  $135,959
             WR Berkley Corp.
              Senior Sub. Notes
              6.25% due 02/15/37..................  120,000   117,208
                                                             --------
                                                              323,367
                                                             --------
           Leisure Products -- 0.1%
             Brunswick Corp.
              Notes
              5.00% due 06/01/11..................  103,000   100,653
                                                             --------
           Machinery-Farming -- 0.0%
             Case Corp.
              Notes
              7.25% due 01/15/16..................   50,000    52,250
                                                             --------
           Medical Products -- 0.1%
             Baxter International, Inc.
              Senior Notes
              5.90% due 09/01/16..................   55,000    56,759
             Universal Hospital Services, Inc.
              Senior Notes
              10.13% due 11/01/11.................   45,000    47,812
                                                             --------
                                                              104,571
                                                             --------
           Medical-Drugs -- 0.3%
             Abbott Laboratories
              Notes
              5.88% due 05/15/16..................   60,000    62,070
             American Home Products Corp.
              Notes
              6.95% due 03/15/11..................  123,000   130,771
             Eli Lilly & Co.
              Notes
              5.50% due 03/15/27..................  130,000   125,253
             Wyeth
              Bonds
              5.50% due 02/01/14..................  126,000   126,768
             Wyeth
              Notes
              5.95% due 04/01/37..................   60,000    59,091
                                                             --------
                                                              503,953
                                                             --------
           Medical-HMO -- 0.0%
             WellPoint, Inc.
              Notes
              3.75% due 12/14/07..................    6,620     6,546
                                                             --------
           Medical-Hospitals -- 0.1%
             HCA, Inc.
              Senior Notes
              6.95% due 05/01/12..................  100,000    96,500
             HCA, Inc.
              Sec Notes.
              9.13% due 11/15/14*.................   25,000    26,719

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                      Principal  Value
                    Security Description               Amount   (Note 3)
       -----------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Medical-Hospitals (continued)
         HCA, Inc.
          Sec. Notes
          9.25% due 11/15/16*........................ $ 95,000  $102,481
                                                                --------
                                                                 225,700
                                                                --------
       Medical-Wholesale Drug Distribution -- 0.1%
         Cardinal Health, Inc.
          Senior Notes
          5.80% due 10/15/16*........................  110,000   109,599
                                                                --------
       Metal Processors & Fabrication -- 0.1%
         Timken Co.
          Notes
          5.75% due 02/15/10.........................   96,000    95,909
                                                                --------
       Metal-Aluminum -- 0.1%
         Alcoa, Inc.
          Bonds
          5.90% due 02/01/27.........................   84,000    81,978
         Alcoa, Inc.
          Bonds
          6.50% due 06/15/18.........................   56,000    59,095
                                                                --------
                                                                 141,073
                                                                --------
       Metal-Diversified -- 0.0%
         Freeport-McMoRan Copper & Gold, Inc.
          Senior Notes
          8.38% due 04/01/17.........................   45,000    48,656
                                                                --------
       Multimedia -- 0.6%
         Belo Corp.
          Senior Notes
          6.75% due 05/30/13.........................   60,000    63,099
         Cox Enterprises, Inc.
          Notes
          7.88% due 09/15/10*........................  205,000   220,248
         News America, Inc.
          Company Guar. Bonds
          7.30% due 04/30/28.........................   80,000    86,599
         Time Warner Entertainment Co. LP
          Debentures
          8.38% due 03/15/23.........................  356,000   420,816
         Time Warner, Inc.
          Company Guar. Notes
          6.75% due 04/15/11.........................   60,000    63,232
         Viacom, Inc.
          Senior Notes
          6.88% due 04/30/36.........................   50,000    50,399
                                                                --------
                                                                 904,393
                                                                --------
       Office Automation & Equipment -- 0.1%
         Pitney Bowes, Inc.
          Notes
          5.25% due 01/15/37.........................  110,000   107,393
                                                                --------
       Oil Companies-Exploration & Production -- 0.2%
         Chesapeake Energy Corp.
          Company Guar. Notes
          7.50% due 09/15/13.........................  175,000   182,875


                                                        Principal  Value
                    Security Description                 Amount   (Note 3)
     ---------------------------------------------------------------------
     Oil Companies-Exploration & Production (continued)
       Devon Energy Corp.
        Company Guar. Debentures
        7.95% due 04/15/32............................. $120,000  $143,908
                                                                  --------
                                                                   326,783
                                                                  --------
     Oil Companies-Integrated -- 0.2%
       Hess Corp.
        Notes
        7.13% due 03/15/33.............................  145,000   156,858
       Hess Corp.
        Bonds
        7.88% due 10/01/29.............................   80,000    92,281
                                                                  --------
                                                                   249,139
                                                                  --------
     Oil Refining & Marketing -- 0.1%
       The Premcor Refining Group, Inc..
        Company Guar. Notes
        6.75% due 05/01/14.............................  180,000   187,520
                                                                  --------
     Oil-Field Services -- 0.1%
       Hanover Compressor Co.
        Senior Notes
        9.00% due 06/01/14.............................   85,000    92,012
                                                                  --------
     Paper & Related Products -- 0.2%
       Bowater, Inc.
        Notes
        6.50% due 06/15/13.............................   75,000    67,688
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.00% due 01/15/15*............................   30,000    30,150
       Georgia-Pacific Corp.
        Company Guar. Notes
        7.13% due 01/15/17*............................   10,000    10,025
       Plum Creek Timberlands LP
        Company Guar. Notes
        5.88% due 11/15/15.............................  103,000   102,341
       Temple-Inland, Inc.
        Bonds
        6.63% due 01/15/18.............................   60,000    63,075
                                                                  --------
                                                                   273,279
                                                                  --------
     Pipelines -- 0.4%
       CenterPoint Energy Resources Corp.
        Notes
        7.75% due 02/15/11.............................  130,000   140,565
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16.............................   95,000    98,325
       Duke Energy Field Services LLC
        Notes
        6.88% due 02/01/11.............................   60,000    63,145
       Dynegy-Roseton Danskammer
        Pass Through Certs.
        Series B
        7.67% due 11/08/16.............................   45,000    47,700

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                   Principal  Value
                    Security Description            Amount   (Note 3)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Pipelines (continued)
             El Paso Natural Gas Co.
              Senior Notes
              5.95% due 04/15/17*................. $ 88,000  $ 88,327
             Enbridge Energy Partners LP
              Senior Notes
              5.88% due 12/15/16..................   38,000    38,177
             ONEOK Partners LP
              Company Guar. Notes
              6.15% due 10/01/16..................   55,000    56,229
             Southern Natural Gas Co.
              Notes
              5.90% due 04/01/17*.................   41,000    41,000
             Williams Cos., Inc.
              Senior Notes
              7.88% due 09/01/21..................   90,000    99,000
                                                             --------
                                                              672,468
                                                             --------
           Precious Metals -- 0.1%
             Barrick Gold Finance, Inc.
              Company Guar. Debentures
              7.50% due 05/01/07..................   97,000    97,145
                                                             --------
           Private Corrections -- 0.0%
             Corrections Corp. of America
              Company Guar. Notes
              6.25% due 03/15/13..................   45,000    45,000
                                                             --------
           Publishing-Newspapers -- 0.1%
             Knight Ridder, Inc.
              Debentures
              6.88% due 03/15/29..................   70,000    65,038
             Knight Ridder, Inc.
              Debentures
              7.15% due 11/01/27..................   75,000    71,585
                                                             --------
                                                              136,623
                                                             --------
           Radio -- 0.1%
             Chancellor Media Corp.
              Company Guar. Notes
              8.00% due 11/01/08..................  182,000   188,574
                                                             --------
           Real Estate Investment Trusts -- 0.4%
             AvalonBay Communities, Inc.
              Senior Notes
              5.75% due 09/15/16..................  110,000   111,452
             Health Care Property Investors, Inc.
              Senior Notes
              5.65% due 12/15/13..................  100,000    99,322
             Heritage Property Investment Trust
              Notes
              4.50% due 10/15/09..................   60,000    58,869
             Mack-Cali Realty LP
              Bonds
              5.80% due 01/15/16..................   60,000    60,404
             New Plan Excel Realty Trust
              Senior Notes
              4.50% due 02/01/11..................  110,000   106,306


                                                    Principal  Value
                    Security Description             Amount   (Note 3)
          ------------------------------------------------------------
          Real Estate Investment Trusts (continued)
            Reckson Operating Partnership LP
             Senior Notes
             6.00% due 03/31/16.................... $ 35,000  $ 34,404
            Simon Property Group LP
             Notes
             5.00% due 03/01/12....................   34,000    33,678
            Simon Property Group LP
             Notes
             5.38% due 08/28/08....................   40,000    39,998
            Vornado Realty LP
             Notes
             4.50% due 08/15/09....................   60,000    58,801
                                                              --------
                                                               603,234
                                                              --------
          Recycling -- 0.0%
            Aleris International, Inc.
             Senior Notes
             9.00% due 12/15/14*(8)................   45,000    47,475
            Aleris International, Inc.
             Senior Sub. Notes
             10.00% due 12/15/16*..................   20,000    21,000
                                                              --------
                                                                68,475
                                                              --------
          Research & Development -- 0.0%
            Alion Science and Technology Corp.
             Senior Notes
             10.25% due 02/01/15*..................   45,000    46,350
                                                              --------
          Retail-Building Products -- 0.1%
            Home Depot, Inc.
             Senior Notes
             5.88% due 12/16/36....................  100,000    95,343
                                                              --------
          Retail-Discount -- 0.1%
            Wal-Mart Stores, Inc.
             Senior Notes
             5.88% due 04/05/27....................  130,000   129,652
                                                              --------
          Retail-Drug Store -- 0.1%
            CVS Lease Pass Through Trust
             Pass Through Certs.
             6.04% due 12/10/28*...................  119,390   120,752
                                                              --------
          Savings & Loans/Thrifts -- 0.4%
            Independence Community Bank Corp.
             Notes
             3.50% due 06/20/13(4).................   64,000    62,656
            Sovereign Bancorp, Inc.
             Senior Notes
             4.80% due 09/01/10....................  206,000   202,572
            Washington Mutual Bank
             Sub. Notes
             5.50% due 01/15/13....................  138,000   137,717
            Washington Mutual Preferred Funding II
             Bonds
             6.67% due 12/31/49*(4)................  155,000   152,117

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                  Principal  Value
                    Security Description           Amount   (Note 3)
            -------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Savings & Loans/Thrifts (continued)
              Western Financial Bank
               Senior Debentures
               9.63% due 05/15/12................ $126,000  $137,055
                                                            --------
                                                             692,117
                                                            --------
            Special Purpose Entities -- 0.5%
              BAE Systems Holdings, Inc.
               Notes
               5.20% due 08/15/15*...............  175,000   171,391
              Capital One Capital IV
               Company Guar. Notes
               6.75% due 02/17/37................   65,000    62,275
              Consolidated Communications
               Illinois/Texas Holdings, Inc.
               Senior Notes
               9.75% due 04/01/12................  159,000   168,341
              Cyrus Reinsurance Holdings SPC
               Senior Notes
               6.36% due 09/01/08*(4)(5).........   76,000    75,810
              Norbord Delaware GP I
               Company Guar. Notes
               6.45% due 02/15/17*...............   49,000    49,601
              Pricoa Global Funding I
               Notes
               5.30% due 09/27/13*...............  110,000   110,179
              Principal Life Global Funding I
               Sec. Notes
               5.25% due 01/15/13*...............  184,000   183,640
                                                            --------
                                                             821,237
                                                            --------
            Steel-Producer -- 0.1%
              International Steel Group, Inc.
               Senior Notes
               6.50% due 04/15/14................  130,000   135,362
                                                            --------
            Telecom Services -- 0.1%
              Bellsouth Telecommunications, Inc.
               Debentures
               7.00% due 12/01/95................  104,000   106,709
              Qwest Corp.
               Senior Notes
               7.50% due 10/01/14................   65,000    68,575
                                                            --------
                                                             175,284
                                                            --------
            Telephone-Integrated -- 0.4%
              AT&T Corp.
               Senior Notes
               7.30% due 11/15/11................   63,000    68,390
              Citizens Communications Co.
               Bonds
               7.13% due 03/15/19*...............   25,000    24,750
              GTE Northwest, Inc.
               Debentures
               5.55% due 10/15/08................   70,000    70,204
              LCI International, Inc.
               Senior Notes
               7.25% due 06/15/07................  140,000   140,350


                                                  Principal   Value
                  Security Description             Amount    (Note 3)
         -------------------------------------------------------------
         Telephone-Integrated (continued)
           New England Telephone & Telegraph Co.
            Debentures
            7.88% due 11/15/29................... $ 80,000  $    89,940
           Sprint Capital Corp.
            Company Guar. Notes
            6.88% due 11/15/28...................  120,000      119,506
           Verizon Communications, Inc.
            Senior Notes
            6.25% due 04/01/37...................   65,000       64,383
           Verizon New York, Inc.
            Debentures
            6.88% due 04/01/12...................  102,000      107,645
                                                            -----------
                                                                685,168
                                                            -----------
         Television -- 0.1%
           Paxson Communication Corp.
            Sec. Notes
            11.61% due 01/15/13*(1)..............   55,000       57,337
           Young Broadcasting, Inc.
            Company Guar. Notes
            10.00% due 03/01/11..................   25,000       24,625
                                                            -----------
                                                                 81,962
                                                            -----------
         Transport-Air Freight -- 0.3%
           Atlas Air, Inc.
            Pass Through Certs.
            Series 1991-1, Class B
            7.63% due 01/02/15...................  366,911      406,354
                                                            -----------
         Transport-Rail -- 0.1%
           Burlington Northern Santa Fe Corp.
            Debentures
            7.29% due 06/01/36...................   71,000       79,268
           Norfolk Southern Corp.
            Senior Notes
            7.70% due 05/15/17...................  120,000      133,734
                                                            -----------
                                                                213,002
                                                            -----------
         Transport-Services -- 0.1%
           FedEx Corp.
            Company Guar. Notes
            5.50% due 08/15/09...................   55,000       55,420
           Ryder System, Inc.
            Notes
            5.85% due 03/01/14...................   32,000       31,943
           Ryder System, Inc.
            Notes
            5.85% due 11/01/16...................  100,000       99,142
                                                            -----------
                                                                186,505
                                                            -----------
         Total Corporate Bonds & Notes
            (cost $18,482,877)...................            18,728,862
                                                            -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                  Principal  Value
                   Security Description            Amount   (Note 3)
           --------------------------------------------------------
           FOREIGN CORPORATE BONDS & NOTES -- 3.6%
           Banks-Commercial -- 0.4%
             Banco Continental de Panama SA
              Notes
              6.63% due 12/01/10*................ $ 35,000  $ 35,107
             Barclays Bank PLC
              Sub. Notes
              5.93% due 12/31/49*(4).............  130,000   133,125
             Caisse Nationale des Caisses
              d'Epargne et de Prevoyance Notes
              4.96% due 12/30/49.................  109,000    89,925
             NIB Capital Bank
              Bonds
              5.82% due 12/31/49*(4).............   60,000    59,567
             Royal Bank of Scotland Group PLC
              Bonds
              7.65% due 08/31/49(2)..............  160,000   185,150
             Societe Generale
              Senior Sub. Notes
              5.92% due 12/31/49*(4).............  130,000   129,922
                                                            --------
                                                             632,796
                                                            --------
           Banks-Money Center -- 0.2%
             HBOS Capital Funding LP
              Company Guar. Notes
              6.85% due 03/29/49.................  200,000   202,260
             Mizuho Financial Group Cayman, Ltd.
              Bank Guar. Notes
              8.38% due 12/29/49.................  145,000   153,251
             National Westminster Bank PLC
              Sub. Notes
              7.75% due 04/29/49(4)..............   55,000    55,524
                                                            --------
                                                             411,035
                                                            --------
           Beverages-Wine/Spirits -- 0.1%
             Diageo Capital PLC
              Company Guar. Notes
              5.13% due 01/30/13.................  110,000   109,465
                                                            --------
           Brewery -- 0.1%
             SABMiller PLC
              Notes
              6.50% due 07/01/16*................  100,000   105,675
                                                            --------
           Broadcast Services/Program -- 0.1%
             Grupo Televisa SA
              Senior Notes
              6.63% due 03/18/25.................  139,000   145,016
                                                            --------
           Building Products-Cement -- 0.1%
             C8 Capital SPV, Ltd.
              Notes
              6.64% due 12/31/49*(4).............  221,000   218,399
                                                            --------
           Cellular Telecom -- 0.1%
             America Movil SA de CV
              Bonds
              6.38% due 03/01/35.................  112,000   110,327
                                                            --------
           Cruise Lines -- 0.0%
             Royal Caribbean Cruises, Ltd.
              Senior Notes
              7.00% due 06/15/13.................   70,000    72,332
                                                            --------


                                                     Principal  Value
                    Security Description              Amount   (Note 3)
         --------------------------------------------------------------
         Diversified Manufactured Operations -- 0.1%
           Tyco International Group SA
            Company Guar. Notes
            6.00% due 11/15/13...................... $120,000  $126,143
                                                               --------
         Diversified Minerals -- 0.1%
           BHP Billiton Finance, Ltd.
            Company Guar. Notes
            5.40% due 03/29/17......................  130,000   129,011
                                                               --------
         Electric-Integrated -- 0.1%
           Empresa Nacional de Electricidad SA
            Bonds
            7.33% due 02/01/37......................   84,000    89,918
                                                               --------
         Financial Guarantee Insurance -- 0.1%
           Security Capital Assurance, Ltd.
            Bonds
            6.88% due 12/31/49*(4)(5)...............  130,000   130,000
                                                               --------
         Gas-Distribution -- 0.1%
           Nakilat, Inc.
            Sec. Notes
            6.07% due 12/31/33*.....................   85,000    81,981
                                                               --------
         Insurance-Multi-line -- 0.2%
           Aegon NV
            Sub. Notes
            5.31% due 07/29/49......................  156,000   132,772
           AXA SA
            Sub. Notes
            6.38% due 12/14/49*(4)..................   85,000    81,587
           ING Groep NV
            Bonds
            5.78% due 12/29/49(4)...................  225,000   223,847
                                                               --------
                                                                438,206
                                                               --------
         Investment Companies -- 0.1%
           Canadian Oil Sands, Ltd.
            Notes
            5.80% due 08/15/13*.....................  124,000   124,447
                                                               --------
         Medical-Drugs -- 0.1%
           Angiotech Pharmaceuticals, Inc.
            Company Guar. Notes
            7.75% due 04/01/14......................   55,000    50,737
           Angiotech Pharmaceuticals, Inc.
            Senior Notes
            9.11% due 12/01/13*(1)..................   15,000    15,319
           Elan Finance PLC
            Company Guar. Bonds
            7.75% due 11/15/11......................   70,000    68,775
                                                               --------
                                                                134,831
                                                               --------
         Oil Companies-Exploration & Production -- 0.0%
           Nexen, Inc.
            Bonds
            5.88% due 03/10/35......................   35,000    32,832

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                                     Principal  Value
                    Security Description              Amount   (Note 3)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Oil Companies-Exploration & Production (continued)
          Nexen, Inc.
           Notes
           7.88% due 03/15/32....................... $ 28,000  $ 33,147
                                                               --------
                                                                 65,979
                                                               --------
        Oil Companies-Integrated -- 0.1%
          ConocoPhillips Canada Funding Co.
           Company Guar. Notes
           5.95% due 10/15/36.......................   50,000    50,557
          Petro-Canada
           Notes
           5.95% due 05/15/35.......................   60,000    57,237
                                                               --------
                                                                107,794
                                                               --------
        Paper & Related Products -- 0.0%
          Abitibi-Consolidated, Inc.
           Notes
           8.55% due 08/01/10.......................   45,000    45,562
                                                               --------
        Pipelines -- 0.1%
          Kinder Morgan Finance Co. ULC
           Company Guar. Notes
           5.70% due 01/05/16.......................  105,000    98,449
                                                               --------
        Real Estate Operations & Development -- 0.1%
          Brookfield Asset Management, Inc.
           Notes
           8.13% due 12/15/08.......................  157,000   164,302
                                                               --------
        Satellite Telecom -- 0.1%
          Intelsat Bermuda, Ltd.
           Senior Notes
           8.87% due 01/15/15*(1)...................   65,000    66,300
          Intelsat, Ltd.
           Senior Notes
           6.50% due 11/01/13.......................   50,000    44,125
                                                               --------
                                                                110,425
                                                               --------
        Special Purpose Entities -- 0.6%
          Aries Vermoegensverwaltungs GmbH
           Bonds
           9.60% due 10/25/14.......................  250,000   319,225
          Hybrid Capital Funding I LP
           Sub. Notes
           8.00% due 04/29/49.......................  286,000   300,383
          Rio Tinto Finance USA, Ltd.
           Notes
           2.63% due 09/30/08.......................   55,000    53,018
          SMFG Preferred Capital Ltd.
           Bonds
           6.08% due 01/29/49*(4)...................  121,000   121,235
          SovRisc BV
           Notes
           4.63% due 10/31/08*......................  133,000   132,088
                                                               --------
                                                                925,949
                                                               --------


                                                 Principal   Value
                   Security Description           Amount    (Note 3)
           ----------------------------------------------------------
           Telecom Services -- 0.3%
             Telenet Group Holdings NV
              Disc. Notes
              11.50% due 06/15/14*(2)........... $121,000  $  113,437
             TELUS Corp.
              Notes
              7.50% due 06/01/07................  143,000     143,453
             TELUS Corp.
              Notes
              8.00% due 06/01/11................  238,000     260,664
                                                           ----------
                                                              517,554
                                                           ----------
           Telephone-Integrated -- 0.2%
             British Telecommunications PLC
              Bonds
              8.63% due 12/15/30................  130,000     178,492
             Telecom Italia Capital SA
              Company Guar. Notes
              4.00% due 01/15/10................  115,000     111,105
             Telecom Italia Capital SA
              Company Guar. Bonds
              5.25% due 10/01/15................   55,000      52,181
                                                           ----------
                                                              341,778
                                                           ----------
           Transport-Rail -- 0.1%
             Canadian National Railway Co.
              Notes
              6.38% due 10/15/11................  130,000     135,778
                                                           ----------
           Total Foreign Corporate Bonds & Notes
              (cost $5,556,823).................            5,573,152
                                                           ----------
           FOREIGN GOVERNMENT AGENCIES -- 2.0%
           Sovereign -- 2.0%
             Federal Republic of Brazil
              Notes
              8.00% due 01/15/18................  200,000     225,900
             Federal Republic of Brazil
              Bonds
              10.50% due 07/14/14...............  205,000     263,425
             Republic of Argentina
              Bonds
              5.48% due 08/03/12................  230,000     165,255
             Republic of Argentina
              Notes
              8.28% due 12/31/33................  363,670     422,585
             Republic of Turkey
              Notes
              9.00% due 06/30/11................  190,000     210,900
             Republic of Turkey
              Senior Notes
              11.88% due 01/15/30...............  380,000     583,300
             Republic of Venezuela
              Notes
              8.50% due 10/08/14................  100,000     111,350
             Republic of Venezuela
              Bonds
              9.25% due 09/15/27................  500,000     628,750

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 3)
          -----------------------------------------------------------
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Sovereign (continued)
            Russian Federation
             Bonds
             5.00% due 03/31/30............... $  350,000 $   397,215
            Russian Federation
             Bonds
             5.00% due 03/31/30*(2)...........    125,000     141,875
                                                          -----------
          Total Foreign Government Agencies
             (cost $2,733,426)................              3,150,555
                                                          -----------
          U.S. GOVERNMENT AGENCIES -- 13.5%
          Federal Home Loan Mtg. Corp. -- 6.7%
            4.50% due 04/01/19................  1,403,211   1,362,225
            5.00% due 05/01/34................     31,024      30,040
            5.00% due 05/01/34................    831,788     805,398
            5.00% due 06/01/34................  1,364,960   1,321,655
            5.00% due 06/01/34................    169,592     164,211
            5.00% due 11/01/35................  1,024,515     991,141
            5.00% due 04/01/36................    253,469     244,967
            5.00% due 11/01/36................    443,961     429,069
            5.50% due 07/01/34................    588,240     583,046
            5.72% due 08/01/36(1).............  1,404,006   1,410,590
            5.82% due 01/01/37(1).............    467,538     470,373
            5.85% due 01/01/37(1).............    274,893     277,640
            6.00% due 12/01/33................    970,504     983,353
            6.00% due 08/01/36................    485,161     489,070
            6.50% due 03/01/36................    319,347     325,674
            6.50% due 05/01/36................     10,307      10,511
            6.50% due December TBA............    325,000     331,589
            7.00% due 04/01/32................    167,301     173,597
                                                          -----------
                                                           10,404,149
                                                          -----------
          Federal National Mtg. Assoc. -- 6.1%
            5.00% due 07/01/18................    803,877     794,891
            5.00% due 08/01/18................    173,026     171,092
            5.50% due 11/01/17................    399,161     401,126
            5.50% due 12/01/33................    993,040     984,903
            5.50% due 02/01/36(1).............    349,585     351,907
            5.50% due 11/01/36................    516,885     511,494
            5.50% due 11/01/36................    957,659     947,672
            5.50% due 12/01/36................  1,068,161   1,052,447
            5.50% due December TBA............    887,000     877,576
            6.00% due 06/01/17................    300,290     305,638
            6.00% due 12/01/33................     94,810      95,942
            6.00% due 11/01/36................  1,033,645   1,037,435
            6.00% due December TBA............  1,500,000   1,510,782
            6.50% due 09/01/10................     88,226      89,680
            6.50% due 09/01/32................    315,082     323,943
            6.50% due 07/01/36................    132,914     135,589
                                                          -----------
                                                            9,592,117
                                                          -----------


                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   Government National Mtg. Assoc. -- 0.7%
     5.50% due 05/15/33............................ $  511,390  $    509,258
     5.50% due 12/15/33............................     62,366        62,105
     5.50% due 12/15/33............................    312,179       310,877
     7.50% due 01/15/32............................    147,101       153,589
                                                                ------------
                                                                   1,035,829
                                                                ------------
   Total U.S. Government Agencies
      (cost $21,430,947)...........................               21,032,095
                                                                ------------
   Total Long-Term Investment Securities
      (cost $148,931,495)..........................              156,836,643
                                                                ------------
   REPURCHASE AGREEMENTS -- 1.4%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 3.00%, dated 03/31/07,
      to be repurchased 04/02/07 in the amount
      of $265,066 and collateralized by $265,000
      of Federal National Mtg. Assoc. Bonds,
      bearing interest at 5.375%, due 07/18/11
      and having an approximate value of
      $272,619.....................................    265,000       265,000
     State Street Bank & Trust Co. Joint
      Repurchase Agreement(9)......................  1,888,000     1,888,000
                                                                ------------
   Total Repurchase Agreements
      (cost $2,153,000)............................                2,153,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $151,084,495)(10)......................      101.9%  158,989,643
   Liabilities in excess of other assets...........       (1.9)   (2,990,735)
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $155,998,908
                                                    ==========  ============
   Bond & Notes Sold Short -- (0.6%)
   U.S. Government Agencies -- (0.6%)
     Federal Home Loan Mtg. Corp.
      5.00% due April TBA
      (Proceeds $638,344).......................... $ (660,000) $   (637,725)
                                                    ==========  ============

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2007, the aggregate value of these securities was $7,407,286 representing 4.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2007
(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3)  Commercial Mortgaged Back Security
(4) Variable Rate Security -- the rate reflected is as of March 31, 2007, maturity date reflects the stated maturity date.

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (continued)

(5)  Fair valued security; see Note 3
(6)  Illiquid security
(7)  Bond in default
(8) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(9)  See Note 3 for details of Joint Repurchase Agreement
(10) See Note 7 for cost of investment on a tax basis
(11) To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2007, the Balanced Assets fund held the following restricted security:

                                                             Market
                                                              Value   % of
                    Acquisition Principal Acquisition Market Per Par  Net
    Name               Date      Amount      Cost     Value  Amount  Assets
    ----            ----------- --------- ----------- ------ ------- ------
    Southern Energy
     7.90% due
     07/15/09...... 01/10/2006   150,000      $0        $0     $0     0.00%

ADR --American Depository Receipt
TBA --Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                  Banks-Commercial....................  21.3%
                  Medical-Drugs.......................  10.7
                  Auto-Cars/Light Trucks..............   5.4
                  Building-Heavy Construction.........   4.3
                  Electric-Integrated.................   4.1
                  Medical Products....................   3.8
                  Oil-Field Services..................   3.8
                  Insurance-Multi-line................   3.4
                  Chemicals-Diversified...............   2.9
                  Soap & Cleaning Preparation.........   2.8
                  Telephone-Integrated................   2.5
                  Diversified Manufactured Operations.   2.3
                  Advertising Services................   2.2
                  Cellular Telecom....................   2.1
                  Electric Products-Misc..............   2.1
                  Electronic Components-Misc..........   2.0
                  Office Automation & Equipment.......   2.0
                  Oil Companies-Integrated............   1.7
                  Aerospace/Defense...................   1.5
                  Repurchase Agreements...............   1.5
                  Tobacco.............................   1.4
                  Electronic Components-Semiconductors   1.3
                  Circuit Boards......................   1.2
                  Enterprise Software/Service.........   1.2
                  Finance-Leasing Companies...........   1.2
                  Machinery-Construction & Mining.....   1.2
                  Real Estate Operations & Development   1.2
                  Agricultural Chemicals..............   1.1
                  Gas-Distribution....................   0.9
                  Insurance-Property/Casualty.........   0.9
                  Diversified Minerals................   0.8
                  E-Commerce/Products.................   0.8
                  Food-Retail.........................   0.8
                  Beverages-Non-alcoholic.............   0.7
                  Footwear & Related Apparel..........   0.7
                  Machine Tools & Related Products....   0.7
                  Steel-Producers.....................   0.7
                  Food-Misc...........................   0.6
                  Multimedia..........................   0.6
                  Metal Processors & Fabrication......   0.3
                                                       -----
                                                       100.7%
                                                       =====

--------
* Calculated as a percentage of Net Assets

Country Allocation*

                             Japan.........  22.8%
                             Germany.......  16.1
                             United Kingdom  13.4
                             France........   8.1
                             Switzerland...   7.2
                             Italy.........   6.7
                             Spain.........   5.0
                             Australia.....   4.3
                             Norway........   3.1
                             Greece........   2.6
                             Ireland.......   2.5
                             Luxembourg....   1.5
                             United States.   1.5
                             Belgium.......   1.2
                             Singapore.....   1.2
                             Hong Kong.....   0.9
                             Brazil........   0.8
                             Malaysia......   0.8
                             Cayman Islands   0.7
                             Mexico........   0.3
                                            -----
                                            100.7%
                                            =====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)


                                                                Value
                   Security Description               Shares   (Note 3)
       ---------------------------------------------
       COMMON STOCK -- 99.2%
       Australia -- 4.3%
         BHP Billiton, Ltd...........................  39,300 $   950,431
         CSL, Ltd....................................  22,000   1,466,203
         Publishing & Broadcasting, Ltd..............  45,300     727,547
         QBE Insurance Group, Ltd....................  45,200   1,153,459
         Woolworths, Ltd.............................  47,680   1,048,933
                                                              -----------
                                                                5,346,573
                                                              -----------
       Belgium -- 1.2%
         KBC Groep NV................................  11,720   1,457,745
                                                              -----------
       Brazil -- 0.8%
         Submarino SA................................  28,000     943,164
                                                              -----------
       Cayman Islands -- 0.7%
         Prime Success International Group, Ltd...... 748,000     808,933
                                                              -----------
       France -- 8.1%
         BNP Paribas SA..............................  28,460   2,972,650
         Renault SA..................................  17,600   2,058,385
         Sanofi-Aventis..............................  28,280   2,459,337
         Vinci SA....................................  16,000   2,479,765
                                                              -----------
                                                                9,970,137
                                                              -----------
       Germany -- 16.1%
         Allianz SE..................................  10,400   2,135,468
         Bayer AG....................................  55,020   3,516,167
         DaimlerChrysler AG..........................  12,200   1,000,659
         Deutsche Bank AG............................  23,800   3,206,029
         Merck KGaA..................................  25,148   3,242,489
         RWE AG......................................  22,900   2,422,499
         SAP AG......................................  33,000   1,471,051
         Siemens AG..................................  26,400   2,822,021
                                                              -----------
                                                               19,816,383
                                                              -----------
       Greece -- 2.6%
         Coca-Cola Hellenic Bottling Co. SA+.........  20,420     859,259
         Hellenic Telecommunications
          Organization SA+...........................  30,900     845,369
         National Bank of Greece SA..................  28,700   1,522,054
                                                              -----------
                                                                3,226,682
                                                              -----------
       Hong Kong -- 0.9%
         Hong Kong & China Gas Co., Ltd.............. 485,000   1,083,778
         Peregrine Investments Holdings, Ltd.+(2)(3).  91,000           0
                                                              -----------
                                                                1,083,778
                                                              -----------
       Ireland -- 2.5%
         Allied Irish Banks PLC...................... 104,500   3,099,038
                                                              -----------
       Italy -- 6.7%
         Banco Popolare di Verona e Novara SCRL......  48,300   1,500,126
         Saipem SpA..................................  98,840   2,878,372
         UniCredito Italiano SpA..................... 407,690   3,880,366
                                                              -----------
                                                                8,258,864
                                                              -----------
       Japan -- 22.8%
         Canon, Inc..................................  45,700   2,454,863
         Casio Computer Co., Ltd..................... 115,400   2,526,578
         Daiichi Sankyo Co., Ltd..................... 113,100   3,464,791

                                                             Value
                  Security Description            Shares    (Note 3)
         ------------------------------------------------------------
         Japan (continued)
           Elpida Memory, Inc.+..................  41,100 $  1,593,915
           FANUC, Ltd............................  26,900    2,504,184
           Ibiden Co., Ltd.......................  27,900    1,446,614
           Isuzu Motors, Ltd.....................  81,000      406,237
           Japan Tobacco, Inc....................     345    1,695,137
           JFE Holdings, Inc.....................  15,200      899,050
           Komatsu, Ltd..........................  72,100    1,517,380
           Mori Seiki Co., Ltd...................  35,700      849,784
           ORIX Corp.............................   5,660    1,474,559
           Sumitomo Mitsui Financial Group, Inc..     220    1,997,624
           Toho Zinc Co., Ltd....................  41,000      371,241
           Tokyo Electric Power Co., Inc.........  47,500    1,624,448
           Toyota Motor Corp.....................  50,000    3,203,496
                                                          ------------
                                                            28,029,901
                                                          ------------
         Luxembourg -- 1.5%
           Acergy SA.............................  86,600    1,848,601
                                                          ------------
         Malaysia -- 0.8%
           Tenaga Nasional Bhd................... 299,400      987,176
                                                          ------------
         Mexico -- 0.3%
           Axtel SA de CV+.......................  92,200      366,687
                                                          ------------
         Norway -- 3.1%
           DNB NOR ASA........................... 115,470    1,629,950
           Norsk Hydro ASA.......................  64,400    2,134,906
                                                          ------------
                                                             3,764,856
                                                          ------------
         Singapore -- 1.2%
           CapitaLand, Ltd....................... 288,000    1,518,637
                                                          ------------
         Spain -- 5.0%
           Banco Bilbao Vizcaya Argentaria SA.... 134,790    3,309,489
           Grupo Ferrovial SA....................  27,900    2,823,219
                                                          ------------
                                                             6,132,708
                                                          ------------
         Switzerland -- 7.2%
           Nestle SA.............................   2,000      778,916
           Nobel Biocare Holding AG..............   6,200    2,260,297
           Novartis AG...........................  44,100    2,529,540
           Roche Holding AG......................      10        1,769
           Syngenta AG...........................   6,800    1,301,074
           Zurich Financial Services AG..........   6,900    1,991,668
                                                          ------------
                                                             8,863,264
                                                          ------------
         United Kingdom -- 13.4%
           BAE Systems PLC....................... 210,700    1,907,279
           BT Group PLC.......................... 315,400    1,885,254
           Reckitt Benckiser PLC.................  66,600    3,467,815
           Royal Bank of Scotland Group PLC......  41,900    1,635,865
           Smith & Nephew PLC.................... 185,600    2,359,404
           Vodafone Group PLC ADR................  94,800    2,546,328
           WPP Group PLC......................... 176,800    2,678,951
                                                          ------------
                                                            16,480,896
                                                          ------------
         United States -- 0.0%
           SoftBrands, Inc.+.....................      40           87
                                                          ------------
         Total Long-Term Investment Securities
            (cost $107,597,712)..................          122,004,110
                                                          ------------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)


                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 1.5%
   Repurchase Agreement -- 1.5%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 3.00%, dated 03/31/07,
      to be repurchased 04/02/07 in the amount
      of $1,840,460 and collateralized by
      $1,825,000 of Federal Farm Credit Bank
      Bonds, bearing interest at 5.38%, due
      07/18/11 and having an approximate value
      of $1,877,469
      (cost $1,840,000)............................ $1,840,000  $  1,840,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $109,437,712)(1).......................      100.7%  123,844,110
   Liabilities in excess of other assets...........       (0.7)     (850,404)
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $122,993,706
                                                    ==========  ============

--------
+    Non-income producing security
(1)  See Notes 7 for cost of investment on a tax basis
(2)  Fair valued security. See Note 3.
(3)  Illiquid security
ADR  American Despository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                   Finance-Investment Banker/Broker.... 12.5%
                   Banks-Super Regional................ 11.1
                   Oil Companies-Integrated............ 10.4
                   Telephone-Integrated................  5.8
                   Electric-Integrated.................  4.2
                   Medical-Drugs.......................  4.2
                   Diversified Manufactured Operations.  4.0
                   Oil Refining & Marketing............  2.7
                   Multimedia..........................  2.5
                   Banks-Fiduciary.....................  2.2
                   Finance-Credit Card.................  2.1
                   Telecom Services....................  2.1
                   Computers...........................  2.0
                   Cosmetics & Toiletries..............  2.0
                   Finance-Mortgage Loan/Banker........  1.9
                   Insurance-Multi-line................  1.6
                   Oil-Field Services..................  1.6
                   Aerospace/Defense-Equipment.........  1.5
                   Brewery.............................  1.5
                   Distribution/Wholesale..............  1.5
                   Electric Products-Misc..............  1.5
                   Food-Misc...........................  1.5
                   Medical-HMO.........................  1.5
                   Tobacco.............................  1.5
                   Medical Products....................  1.4
                   Non-Hazardous Waste Disposal........  1.4
                   Repurchase Agreements...............  1.4
                   Retail-Discount.....................  1.4
                   Cable TV............................  1.3
                   Chemicals-Diversified...............  1.1
                   Paper & Related Products............  1.1
                   Finance-Consumer Loans..............  1.0
                   Industrial Gases....................  1.0
                   Insurance-Property/Casualty.........  1.0
                   Retail-Building Products............  1.0
                   Electronic Components-Semiconductors  0.9
                   Industrial Automated/Robotic........  0.9
                   Metal-Aluminum......................  0.7
                                                        ----
                                                        99.0%
                                                        ====

--------
* Calculated as a percentage of Net Assets

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)

                                                               Value
                    Security Description             Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 97.6%
        Aerospace/Defense-Equipment -- 1.5%
          United Technologies Corp..................  52,500 $ 3,412,500
                                                             -----------
        Banks-Fiduciary -- 2.2%
          The Bank of New York Co., Inc............. 127,500   5,170,125
                                                             -----------
        Banks-Super Regional -- 11.1%
          Bank of America Corp...................... 194,600   9,928,492
          US Bancorp................................ 137,500   4,808,375
          Wachovia Corp............................. 120,000   6,606,000
          Wells Fargo & Co.......................... 125,000   4,303,750
                                                             -----------
                                                              25,646,617
                                                             -----------
        Brewery -- 1.5%
          Anheuser-Busch Cos., Inc..................  66,400   3,350,544
                                                             -----------
        Cable TV -- 1.3%
          Comcast Corp., Class A+................... 117,300   3,043,935
                                                             -----------
        Chemicals-Diversified -- 1.1%
          Dow Chemical Co...........................  56,500   2,591,090
                                                             -----------
        Computers -- 2.0%
          Hewlett-Packard Co........................  59,000   2,368,260
          International Business Machines Corp......  23,200   2,186,832
                                                             -----------
                                                               4,555,092
                                                             -----------
        Cosmetics & Toiletries -- 2.0%
          Procter & Gamble Co.......................  72,600   4,585,416
                                                             -----------
        Distribution/Wholesale -- 1.5%
          WESCO International, Inc.+................  53,400   3,352,452
                                                             -----------
        Diversified Manufactured Operations -- 4.0%
          3M Co.....................................  44,100   3,370,563
          General Electric Co....................... 165,300   5,845,008
                                                             -----------
                                                               9,215,571
                                                             -----------
        Electric Products-Misc. -- 1.5%
          Emerson Electric Co.......................  81,200   3,498,908
                                                             -----------
        Electric-Integrated -- 4.2%
          Duke Energy Corp.......................... 180,500   3,662,345
          Exelon Corp...............................  34,100   2,343,011
          FPL Group, Inc............................  58,200   3,560,094
                                                             -----------
                                                               9,565,450
                                                             -----------
        Electronic Components-Semiconductors -- 0.9%
          Intel Corp................................ 106,500   2,037,345
                                                             -----------
        Finance-Consumer Loans -- 1.0%
          SLM Corp..................................  55,300   2,261,770
                                                             -----------
        Finance-Credit Card -- 2.1%
          American Express Co.......................  85,900   4,844,760
                                                             -----------
        Finance-Investment Banker/Broker -- 12.5%
          Citigroup, Inc............................ 178,100   9,143,654
          J.P. Morgan Chase & Co.................... 160,300   7,755,314
          Morgan Stanley............................  61,100   4,812,236
          TD Ameritrade Holding Corp.+.............. 202,300   3,010,224
          The Bear Stearns Cos., Inc................  27,200   4,089,520
                                                             -----------
                                                              28,810,948
                                                             -----------

                                                           Value
                    Security Description         Shares   (Note 3)
            --------------------------------------------------------
            Finance-Mortgage Loan/Banker -- 1.9%
              Fannie Mae........................  82,300 $ 4,491,934
                                                         -----------
            Food-Misc. -- 1.5%
              General Mills, Inc................  57,800   3,365,116
                                                         -----------
            Industrial Automated/Robotic -- 0.9%
              Rockwell Automation, Inc..........  34,300   2,053,541
                                                         -----------
            Industrial Gases -- 1.0%
              Air Products & Chemicals, Inc.....  32,300   2,388,908
                                                         -----------
            Insurance-Multi-line -- 1.6%
              MetLife, Inc......................  57,000   3,599,550
                                                         -----------
            Insurance-Property/Casualty -- 1.0%
              Chubb Corp........................  44,900   2,319,983
                                                         -----------
            Medical Products -- 1.4%
              Johnson & Johnson.................  53,200   3,205,832
                                                         -----------
            Medical-Drugs -- 4.2%
              Bristol-Myers Squibb Co...........  40,500   1,124,280
              Novartis AG ADR...................  40,200   2,196,126
              Pfizer, Inc....................... 247,800   6,259,428
                                                         -----------
                                                           9,579,834
                                                         -----------
            Medical-HMO -- 1.5%
              UnitedHealth Group, Inc...........  63,700   3,374,189
                                                         -----------
            Metal-Aluminum -- 0.7%
              Alcoa, Inc........................  50,500   1,711,950
                                                         -----------
            Multimedia -- 2.5%
              News Corp., Class A............... 153,100   3,539,672
              Time Warner, Inc.................. 110,500   2,179,060
                                                         -----------
                                                           5,718,732
                                                         -----------
            Non-Hazardous Waste Disposal -- 1.4%
              Waste Management, Inc.............  96,600   3,324,006
                                                         -----------
            Oil Companies-Integrated -- 10.4%
              Chevron Corp......................  81,300   6,012,948
              ConocoPhillips....................  86,000   5,878,100
              Exxon Mobil Corp.................. 127,500   9,619,875
              Occidental Petroleum Corp.........  48,400   2,386,604
                                                         -----------
                                                          23,897,527
                                                         -----------
            Oil Refining & Marketing -- 2.7%
              Sunoco, Inc.......................  40,300   2,838,732
              Valero Energy Corp................  53,800   3,469,562
                                                         -----------
                                                           6,308,294
                                                         -----------
            Oil-Field Services -- 1.6%
              Smith International, Inc..........  75,400   3,622,970
                                                         -----------
            Paper & Related Products -- 1.1%
              International Paper Co............  67,900   2,471,560
                                                         -----------
            Retail-Building Products -- 1.0%
              Home Depot, Inc...................  62,400   2,292,576
                                                         -----------
            Retail-Discount -- 1.4%
              Wal-Mart Stores, Inc..............  70,800   3,324,060
                                                         -----------
            Telecom Services -- 2.1%
              BCE, Inc.......................... 174,300   4,929,204
                                                         -----------

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                 Shares/
                                                Principal     Value
                Security Description             Amount      (Note 3)
        --------------------------------------------------------------
        COMMON STOCK (continued)
        Telephone-Integrated -- 5.8%
          AT&T, Inc...........................    190,750  $  7,521,273
          Verizon Communications, Inc.........    151,000     5,725,920
                                                           ------------
                                                             13,247,193
                                                           ------------
        Tobacco -- 1.5%
          Altria Group, Inc...................     40,400     3,547,524
                                                           ------------
        Total Long-Term Investment Securities
           (cost $205,907,979)................              224,717,006
                                                           ------------
        REPURCHASE AGREEMENT -- 1.4%
          State Street Bank & Trust Co. Joint
           Repurchase Agreement(1)
           (cost $3,125,000).................. $3,125,000     3,125,000
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $209,032,979)(2).............       99.0%  227,842,006
        Other assets less liabilities.........        1.0     2,331,920
                                               ----------  ------------
        NET ASSETS --                               100.0% $230,173,926
                                               ==========  ============

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreements.
(2)  See Note 7 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financial Statements

        Tax Managed Equity Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

INDUSTRY ALLOCATION*

             Medical-Biomedical/Gene.......................   6.1%
             Computers.....................................   5.5
             Electronic Components-Semiconductors..........   4.5
             Finance-Investment Banker/Broker..............   4.4
             Aerospace/Defense-Equipment...................   4.3
             Semiconductor Equipment.......................   3.9
             Aerospace/Defense.............................   3.5
             Banks-Super Regional..........................   3.3
             Agricultural Operations.......................   2.9
             Auto-Cars/Light Trucks........................   2.8
             Cellular Telecom..............................   2.8
             Retail-Apparel/Shoe...........................   2.6
             X-Ray Equipment...............................   2.6
             Insurance-Multi-line..........................   2.5
             Retail-Office Supplies........................   2.4
             Retail-Discount...............................   2.2
             Telephone-Integrated..........................   2.2
             Tobacco.......................................   2.2
             Internet Security.............................   2.0
             Medical Instruments...........................   2.0
             Medical-Drugs.................................   2.0
             Internet Infrastructure Software..............   1.9
             Medical-HMO...................................   1.9
             Networking Products...........................   1.8
             Repurchase Agreements.........................   1.8
             Non-Ferrous Metals............................   1.7
             Diversified Manufactured Operations...........   1.6
             Pharmacy Services.............................   1.6
             Casino Services...............................   1.5
             Oil Field Machinery & Equipment...............   1.5
             Web Portals/ISP...............................   1.5
             E-Commerce/Products...........................   1.4
             Cosmetics & Toiletries........................   1.3
             Diversified Minerals..........................   1.3
             Diagnostic Kits...............................   1.1
             Distribution/Wholesale........................   1.1
             Financial Guarantee Insurance.................   1.1
             Industrial Automated/Robotic..................   1.1
             Oil Companies-Integrated......................   1.1
             Oil-Field Services............................   1.1
             Therapeutics..................................   1.1
             Cable TV......................................   1.0
             Semiconductors Components-Intergrated Circuits   1.0
             Beverages-Wine/Spirits........................   0.9
             Medical Products..............................   0.8
             Computers-Integrated Systems..................   0.6
             Telecommunication Equipment...................   0.5
                                                            -----
                                                            100.0%
                                                            =====

--------
* Calculated as a percentage of Net Assets

        Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)


                                                              Value
                    Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 98.2%
         Aerospace/Defense -- 3.5%
           Boeing Co................................ 13,300 $1,182,503
           Spirit Aerosystems Holdings, Inc.,
            Class A+................................ 22,700    722,995
                                                            ----------
                                                             1,905,498
                                                            ----------
         Aerospace/Defense-Equipment -- 4.3%
           Alliant Techsystems, Inc.+............... 20,600  1,811,152
           BE Aerospace, Inc.+...................... 18,000    570,600
                                                            ----------
                                                             2,381,752
                                                            ----------
         Agricultural Operations -- 2.9%
           Andersons, Inc........................... 15,000    666,000
           Archer-Daniels-Midland Co................ 25,000    917,500
                                                            ----------
                                                             1,583,500
                                                            ----------
         Auto-Cars/Light Trucks -- 2.8%
           Toyota Motor Co. ADR..................... 12,000  1,537,920
                                                            ----------
         Banks-Super Regional -- 3.3%
           Wachovia Corp............................ 22,000  1,211,100
           Wells Fargo & Co......................... 17,000    585,310
                                                            ----------
                                                             1,796,410
                                                            ----------
         Beverages-Wine/Spirits -- 0.9%
           Constellation Brands, Inc., Class A+..... 24,000    508,320
                                                            ----------
         Cable TV -- 1.0%
           Comcast Corp., Class A+.................. 20,700    537,165
                                                            ----------
         Casino Services -- 1.5%
           International Game Technology............ 21,000    847,980
                                                            ----------
         Cellular Telecom -- 2.8%
           Leap Wireless International, Inc.+....... 13,000    857,740
           NII Holdings, Inc.+......................  8,800    652,784
                                                            ----------
                                                             1,510,524
                                                            ----------
         Computers -- 5.5%
           Apple Computer, Inc.+.................... 20,300  1,886,073
           Hewlett-Packard Co....................... 14,000    561,960
           International Business Machines Corp.....  6,300    593,838
                                                            ----------
                                                             3,041,871
                                                            ----------
         Computers-Integrated Systems -- 0.6%
           NCR Corp.+...............................  7,000    334,390
                                                            ----------
         Cosmetics & Toiletries -- 1.3%
           Physicians Formula Holdings, Inc.+.......  5,000     94,400
           Procter & Gamble Co...................... 10,000    631,600
                                                            ----------
                                                               726,000
                                                            ----------
         Diagnostic Kits -- 1.1%
           Inverness Medical Innovations, Inc.+..... 14,000    612,920
                                                            ----------
         Distribution/Wholesale -- 1.1%
           WESCO International, Inc.+...............  9,500    596,410
                                                            ----------
         Diversified Manufactured Operations -- 1.6%
           Roper Industries, Inc.................... 15,500    850,640
                                                            ----------
         Diversified Minerals -- 1.3%
           BHP Billiton, Ltd. ADR................... 15,000    726,750
                                                            ----------

                                                               Value
                    Security Description             Shares   (Note 3)
        ---------------------------------------------------------------
        E-Commerce/Products -- 1.4%
          NutriSystem, Inc.+........................  15,000 $  786,150
                                                             ----------
        Electronic Components-Semiconductors -- 4.5%
          Intel Corp................................  28,000    535,640
          ON Semiconductor Corp.+...................  60,000    535,200
          Silicon Motion Technology Corp. ADR+......  61,000  1,373,720
                                                             ----------
                                                              2,444,560
                                                             ----------
        Finance-Investment Banker/Broker -- 4.4%
          Goldman Sachs Group, Inc..................   8,000  1,653,040
          The Bear Stearns Cos., Inc................   5,000    751,750
                                                             ----------
                                                              2,404,790
                                                             ----------
        Financial Guarantee Insurance -- 1.1%
          Ambac Financial Group, Inc................   6,700    578,813
                                                             ----------
        Industrial Automated/Robotic -- 1.1%
          Rockwell Automation, Inc..................  10,000    598,700
                                                             ----------
        Insurance-Multi-line -- 2.5%
          MetLife, Inc..............................  22,000  1,389,300
                                                             ----------
        Internet Infrastructure Software -- 1.9%
          F5 Networks, Inc.+........................  15,800  1,053,544
                                                             ----------
        Internet Security -- 2.0%
          Blue Coat Systems, Inc.+..................  30,000  1,101,900
                                                             ----------
        Medical Instruments -- 2.0%
          Micrus Endovascular Corp.+................  47,000  1,120,480
                                                             ----------
        Medical Products -- 0.8%
          NMT Medical, Inc.+........................  10,000    136,000
          NxStage Medical, Inc.+....................  22,000    293,040
                                                             ----------
                                                                429,040
                                                             ----------
        Medical-Biomedical/Gene -- 6.1%
          Genzyme Corp.+............................   9,300    558,186
          Omrix Biopharmaceuticals, Inc.+...........  52,000  1,990,040
          Sangamo Biosciences, Inc.+................ 119,500    812,600
                                                             ----------
                                                              3,360,826
                                                             ----------
        Medical-Drugs -- 2.0%
          Gentium SpA ADR+..........................  12,200    240,218
          King Pharmaceuticals, Inc.+...............  15,000    295,050
          Novartis AG ADR...........................  10,200    557,226
                                                             ----------
                                                              1,092,494
                                                             ----------
        Medical-HMO -- 1.9%
          Health Net, Inc.+.........................  19,000  1,022,390
                                                             ----------
        Networking Products -- 1.8%
          Anixter International, Inc.+..............  10,000    659,400
          Polycom, Inc.+............................  10,000    333,300
                                                             ----------
                                                                992,700
                                                             ----------
        Non-Ferrous Metals -- 1.7%
          Energy Resources of Australia, Ltd........  41,500    933,459
                                                             ----------
        Oil Companies-Integrated -- 1.1%
          ConocoPhillips............................   9,200    628,820
                                                             ----------
        Oil-Field Machinery & Equipment -- 1.5%
          National-Oilwell Varco, Inc.+.............  10,300    801,237
                                                             ----------

        Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                                 Value
                    Security Description               Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK (continued)
        Oil-Field Services -- 1.1%
          Oceaneering International, Inc.+............ 14,000  $  589,680
                                                               ----------
        Pharmacy Services -- 1.6%
          Medco Health Solutions, Inc.+............... 12,000     870,360
                                                               ----------
        Retail-Apparel/Shoe -- 2.6%
          Abercrombie & Fitch Co., Class A............  8,500     643,280
          The Children's Place Retail Stores, Inc.+...  9,500     529,720
          Wet Seal, Inc., Class A+.................... 40,000     262,000
                                                               ----------
                                                                1,435,000
                                                               ----------
        Retail-Discount -- 2.2%
          Target Corp................................. 20,300   1,202,978
                                                               ----------
        Retail-Office Supplies -- 2.4%
          Staples, Inc................................ 50,000   1,292,000
                                                               ----------
        Semiconductor Equipment -- 3.9%
          ASML Holding NV+............................ 12,000     297,000
          Axcelis Technologies, Inc.+................. 40,000     305,600
          FormFactor, Inc.+........................... 14,200     635,450
          Varian Semiconductor Equipment Associates,
           Inc.+...................................... 17,000     907,460
                                                               ----------
                                                                2,145,510
                                                               ----------
        Semiconductors Components-Intergrated Circuits -- 1.0%
          Integrated Device Technology, Inc.+......... 35,000     539,700
                                                               ----------
        Telecommunication Equipment -- 0.5%
          Arris Group, Inc.+.......................... 20,000     281,600
                                                               ----------
        Telephone-Integrated -- 2.2%
          AT&T, Inc................................... 30,000   1,182,900
                                                               ----------

                                                 Shares/
                                                Principal    Value
                 Security Description            Amount     (Note 3)
         -------------------------------------------------------------
         Therapeutics -- 1.1%
           BioMarin Pharmaceutical, Inc.+.....     34,000  $   586,840
                                                           -----------
         Tobacco -- 2.2%
           Altria Group, Inc..................     14,000    1,229,340
                                                           -----------
         Web Portals/ISP -- 1.5%
           Google, Inc., Class A+.............      1,100      503,976
           Yahoo!, Inc.+......................     10,000      312,900
                                                           -----------
                                                               816,876
                                                           -----------
         X-Ray Equipment -- 2.6%
           Hologic, Inc.+.....................     25,000    1,441,000
                                                           -----------
         Total Long-Term Investment Securities
            (cost $50,652,593)................              53,851,037
                                                           -----------
         REPURCHASE AGREEMENT -- 1.8%
           State Street Bank & Trust Co.,
            Joint Repurchase Agreement(1)
            (cost $1,005,000)................. $1,005,000    1,005,000
                                                           -----------
         TOTAL INVESTMENTS
            (cost $51,657,593)................      100.0%  54,856,037
         Other assets less liabilities........        0.0        4,719
                                               ----------  -----------
         NET ASSETS --                              100.0% $54,860,756
                                               ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 7 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited)

Industry Allocation*

                  Building & Construction Products-Misc. 5.4%
                  Auto/Truck Parts & Equipment-Original. 3.3
                  Banks-Commercial...................... 3.0
                  Building & Construction-Misc.......... 3.0
                  Time Deposits......................... 2.5
                  Machinery-General Industrial.......... 2.4
                  Real Estate Operations & Development.. 2.4
                  Apparel Manufacturers................. 2.2
                  Medical-Biomedical/Gene............... 2.2
                  Computers-Integrated Systems.......... 2.1
                  Diversified Manufactured Operations... 2.1
                  Retail-Apparel/Shoe................... 2.0
                  Food-Misc............................. 1.9
                  Machinery-Electrical.................. 1.9
                  Miscellaneous Manufacturing........... 1.6
                  Rental Auto/Equipment................. 1.6
                  Medical Instruments................... 1.5
                  Medical-Drugs......................... 1.5
                  Chemicals-Diversified................. 1.3
                  Engineering/R&D Services.............. 1.3
                  Finance-Other Services................ 1.3
                  Medical Products...................... 1.3
                  Office Automation & Equipment......... 1.3
                  Retail-Misc./Diversified.............. 1.3
                  Distribution/Wholesale................ 1.2
                  Footwear & Related Apparel............ 1.2
                  Machinery-Material Handling........... 1.2
                  Rubber-Tires.......................... 1.2
                  Audio/Video Products.................. 1.1
                  Brewery............................... 1.1
                  Computers............................. 1.1
                  Machinery-Construction & Mining....... 1.1
                  Oil-Field Services.................... 1.1
                  Retail-Restaurants.................... 1.1
                  Travel Services....................... 1.1
                  Oil Refining & Marketing.............. 1.0
                  Retail-Building Products.............. 1.0
                  Television............................ 1.0
                  Water................................. 1.0
                  Diversified Minerals.................. 0.9
                  Electric-Integrated................... 0.9
                  Electronic Components-Semiconductors.. 0.9
                  Enterprise Software/Service........... 0.9
                  Environmental Consulting & Engineering 0.9
                  Finance-Investment Banker/Broker...... 0.9
                  Advertising Sales..................... 0.8
                  Chemicals-Specialty................... 0.8
                  E-Commerce/Services................... 0.8
                  Electronic Components-Misc............ 0.8
                  Food-Flour & Grain.................... 0.8
                  Gambling (Non-Hotel).................. 0.8
                  Hotels/Motels......................... 0.8
                  Resorts/Theme Parks................... 0.8
                  Coatings/Paint........................ 0.7
                  Direct Marketing...................... 0.7
                  Environmental Monitoring & Detection.. 0.7
                  Retail-Consumer Electronics........... 0.7
                  Retail-Discount....................... 0.7
                  Telecommunication Equipment........... 0.7
                  Auto-Cars/Light Trucks................ 0.6

               Consulting Services.........................  0.6%
               Electronics-Military........................  0.6
               Energy-Alternate Sources....................  0.6
               Oil Field Machinery & Equipment.............  0.6
               Retail-Automobile...........................  0.6
               Appliances..................................  0.5
               Applications Software.......................  0.5
               Building-Maintance & Services...............  0.5
               Commercial Services.........................  0.5
               Engines-Internal Combustion.................  0.5
               Human Resources.............................  0.5
               Medical-Hospitals...........................  0.5
               Motion Pictures & Services..................  0.5
               Beverages-Non-alcoholic.....................  0.4
               Building Products-Cement....................  0.4
               Finance-Leasing Companies...................  0.4
               Internet Content-Information/News...........  0.4
               Medical-Wholesale Drug Distribution.........  0.4
               Mining......................................  0.4
               Non-Ferrous Metals..........................  0.4
               Protection/Safety...........................  0.4
               Retail-Sporting Goods.......................  0.4
               Airport Development/Maintenance.............  0.3
               Beverages-Wine/Spirits......................  0.3
               Cellular Telecom............................  0.3
               Cosmetics & Toiletries......................  0.3
               Decision Support Software...................  0.3
               Food-Dairy Products.........................  0.3
               Investment Management/Advisor Services......  0.3
               Machinery-Print Trade.......................  0.3
               Retail-Bookstore............................  0.3
               Shipbuilding................................  0.3
               Transport-Truck.............................  0.3
               Warehousing & Harbor Transportation Services  0.3
               Computers-Periphery Equipment...............  0.2
               E-Services/Consulting.......................  0.2
               Electronic Connectors.......................  0.2
               Electronic Parts Distribution...............  0.2
               Leisure Products............................  0.2
               Printing-Commercial.........................  0.2
               Machinery-Farming...........................  0.1
               Medical-Generic Drugs.......................  0.1
                                                            ----
                                                            99.1%
                                                            ====

--------
* Calculated as a percentage of Net Assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- March 31, 2007 -- (unaudited) (continued)

Country Allocation*

                              Japan......... 27.1%
                              Germany....... 14.7
                              Sweden........  6.7
                              Finland.......  4.8
                              Denmark.......  4.7
                              France........  4.2
                              United Kingdom  4.1
                              Ireland.......  3.5
                              Australia.....  2.8
                              Italy.........  2.5
                              United States.  2.5
                              Bermuda.......  2.2
                              South Korea...  2.2
                              Singapore.....  2.1
                              Greece........  1.9
                              Switzerland...  1.9
                              Cayman Islands  1.7
                              Norway........  1.7
                              Spain.........  1.7
                              Malaysia......  1.3
                              Netherlands...  1.2
                              China.........  1.1
                              Austria.......  1.0
                              Indonesia.....  0.5
                              Taiwan........  0.5
                              Philippines...  0.4
                              Cyprus........  0.1
                                             ----
                                             99.1%
                                             ====

--------
* Calculated as a percentage of Net Assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited)

                                                                 Value
                   Security Description                Shares   (Note 3)
      ------------------------------------------------------------------
      COMMON STOCK -- 93.7%
      Australia -- 2.8%
        Bradken, Ltd..................................  26,826 $  191,220
        Independence Group NL.........................  38,739    155,778
        JB Hi-Fi, Ltd.................................  36,632    224,071
        Just Group, Ltd...............................  55,133    186,016
        Sino Gold, Ltd.+..............................  26,657    135,017
                                                               ----------
                                                                  892,102
                                                               ----------
      Austria -- 1.0%
        Andritz AG....................................   1,251    313,825
                                                               ----------
      Bermuda -- 2.2%
        Celestial Nutrifoods, Ltd.+................... 235,000    243,186
        Glorious Sun Enterprises, Ltd................. 436,000    212,043
        Synear Food Holdings, Ltd.+................... 140,000    184,557
        TPV Technology, Ltd........................... 110,000     70,391
                                                               ----------
                                                                  710,177
                                                               ----------
      Cayman Islands -- 1.7%
        China Milk Products Group, Ltd.+.............. 125,000    103,813
        China Rare Earth Holdings, Ltd................ 588,000    144,488
        Prime Success International Group, Ltd........ 214,000    231,433
        SPG Land Holdings, Ltd.+......................  85,000     55,807
                                                               ----------
                                                                  535,541
                                                               ----------
      China -- 1.1%
        First Tractor Co.+............................ 100,000     40,955
        Shanghai Jin Jiang International Hotels Group
         Co., Ltd.+................................... 428,000    248,139
        Travelsky Technology, Ltd.....................  36,000     63,398
                                                               ----------
                                                                  352,492
                                                               ----------
      Cyprus -- 0.1%
        Marfin Popular Bank Public Co.................   2,132     22,955
                                                               ----------
      Denmark -- 4.7%
        Bang & Olufsen A/S, Class B...................   2,770    343,161
        Bavarian Nordic A/S+..........................   1,639    151,331
        FLSmidth & Co. A/S............................   6,354    430,606
        Genmab A/S+...................................   3,798    231,513
        Royal UNIBREW A/S.............................   3,020    365,470
                                                               ----------
                                                                1,522,081
                                                               ----------
      Finland -- 4.8%
        KCI Konecranes Oyj............................  10,365    347,537
        Lassila & Tikanoja Oyj........................   8,580    288,259
        Nokian Renkaat Oyj............................  13,867    379,747
        Ramirent Oyj..................................   6,443    516,413
                                                               ----------
                                                                1,531,956
                                                               ----------
      France -- 4.2%
        Icade+........................................   4,970    365,154
        Ingenico SA+..................................   6,290    163,933
        Neopost SA....................................   2,644    377,923
        Sechilienne SA................................   3,170    187,425
        Teleperformance...............................   5,997    262,043
                                                               ----------
                                                                1,356,478
                                                               ----------

                                                             Value
                    Security Description           Shares   (Note 3)
           ---------------------------------------------------------
           Germany -- 11.8%
             Bauer AG+............................   6,714 $  421,538
             Demag Cranes AG......................   2,849    185,687
             ElringKlinger AG.....................   7,387    574,412
             Fielmann AG..........................   6,580    403,280
             Francotyp-Postalia Holding AG+.......   1,752     45,170
             Kloeckner & Co. AG...................   6,816    374,677
             Pfleiderer AG........................  18,560    540,992
             Rational AG..........................     810    157,166
             Software AG..........................   3,273    279,430
             Symrise AG+..........................  10,027    260,390
             Thielert AG+.........................   5,240    162,677
             Washtec AG+..........................   1,177     23,254
             Wincor Nixdorf AG....................   3,960    369,028
                                                           ----------
                                                            3,797,701
                                                           ----------
           Greece -- 1.9%
             Athens Stock Exchange SA.............  18,540    425,491
             Piraeus Bank SA......................   5,043    175,154
                                                           ----------
                                                              600,645
                                                           ----------
           Indonesia -- 0.5%
             United Tractors Tbk PT............... 199,500    161,786
                                                           ----------
           Ireland -- 3.5%
             Grafton Group PLC(1).................  21,232    319,081
             Iaws Group PLC.......................  12,980    301,704
             Iaws Group PLC, Class A..............   2,930     68,183
             Kingspan Group PLC...................  13,171    349,251
             Norkom Group PLC+....................  36,550     95,209
                                                           ----------
                                                            1,133,428
                                                           ----------
           Italy -- 2.5%
             ASM SpA..............................  46,680    301,654
             Digital Multimedia Technologies SpA+.   2,190    211,397
             Piccolo Credito Valtellinese Scarl...   6,830    113,045
             Tod's SpA............................   1,890    164,892
                                                           ----------
                                                              790,988
                                                           ----------
           Japan -- 27.1%
             Amano Corp...........................   5,000     61,057
             Asahi Soft Drinks Co, Ltd............   8,500    126,447
             Chugoku Marine Paints, Ltd...........  26,000    236,303
             Culture Convenience Club Co..........  18,700    109,972
             Daikoku Denki Co, Ltd................   3,500     63,709
             Dena Co., Ltd........................      47    151,960
             Digital Garage, Inc.+................      36     64,460
             Disco Corp...........................   2,200    134,420
             Don Quijote Co, Ltd..................  12,200    239,155
             en-japan, Inc........................      21    106,568
             Exedy Corp...........................   8,300    236,660
             Fujimi, Inc..........................   4,700    146,376
             Fullcast Co., Ltd....................      37     91,998
             Harmonic Drive Systems, Inc..........      13     72,811
             HIS Co, Ltd..........................   8,500    244,526
             Hisamitsu Pharmaceutical Co., Inc....   4,900    144,705

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                               Value
                   Security Description              Shares   (Note 3)
        --------------------------------------------------------------
        COMMON STOCK (continued)
        Japan (continued)
          Hitachi Systems & Services, Ltd...........   6,300 $  133,656
          Intelligence, Ltd.........................      21     61,125
          Iriso Electronics Co., Ltd................   2,400     73,523
          Japan Aviation Electronics Industry, Ltd..  15,000    187,500
          Japan Steel Works, Ltd....................  16,000    192,396
          Kaga Electronics Co, Ltd..................   3,500     62,818
          KaKaKu.com, Inc...........................      40    133,741
          Kenedix, Inc..............................      19     97,064
          Koito Manufacturing Co., Ltd..............  10,000    137,305
          Kyoritsu Maintenance Co., Ltd.............   6,300    146,487
          Kyowa Exeo Corp...........................  15,000    164,460
          La Parler Co., Ltd........................      38     57,722
          Lintec Corp...............................   8,800    173,625
          Mani, Inc.................................   1,200     77,699
          Milbon Co., Ltd...........................   1,600     49,695
          Miraca Holdings, Inc......................   5,000    104,803
          Miraial Co., Ltd..........................     800     79,633
          Modec, Inc................................   6,300    178,564
          Moshi Moshi Hotline, Inc..................   4,550    210,820
          Nabtesco Corp.............................  19,000    249,915
          Nichias Corp..............................  18,000    155,346
          Nippon Chemiphar Co, Ltd.+................   8,000     43,652
          Nishimatsuya Chain Co., Ltd...............   4,800     81,059
          Nissha Printing Co, Ltd...................   2,000     52,953
          Obic Co, Ltd..............................     910    180,008
          Oenon Holdings, Inc.......................  31,000     82,604
          Okasan Holdings, Inc......................  18,000    140,530
          Otsuka Corp...............................   1,900    181,874
          Park24 Co, Ltd............................  11,000    147,955
          ResortTrust, Inc..........................  11,400    266,039
          Sankyu, Inc...............................  20,000    107,604
          Sasebo Heavy Industries Co., Ltd..........  24,000     91,650
          Sato Corp.................................   4,300     86,847
          Secom Techno Service Co., Ltd.............   3,000    128,564
          St. Marc Holdings Co., Ltd................   1,800    106,008
          Star Micronics Co., Ltd...................   7,900    170,617
          Sysmex Corp...............................   4,800    174,338
          Taiyo Ink Manufacturing Co., Ltd..........   3,200     95,044
          Teikoku Piston Ring Co., Ltd..............  13,400    116,215
          Telepark Corp.............................      58     84,165
          The Kagoshima Bank, Ltd...................  10,000     72,811
          Toho Pharmaceutical Co., Ltd..............   7,200    130,143
          Toshiba Machine Co., Ltd..................  10,000    102,512
          Toyo Tanso Co., Ltd.......................   1,600    164,698
          Tsumura & Co..............................   5,200    122,454
          UFJ Central Leasing Co., Ltd..............   2,700    130,601
          Unicharm Petcare Corp.....................   1,600     55,669
          Union Tool Co.............................   3,100    127,588
          USS Co, Ltd...............................   3,070    200,342
          Works Applications Co., Ltd.+.............     124     91,653
          Xebio Co., Ltd............................   4,500    125,636
          Yamaguchi Financial Group, Inc............   5,000     67,379
                                                             ----------
                                                              8,688,236
                                                             ----------
        Malaysia -- 1.3%
          Cheetah Holdings Bhd...................... 313,800    105,281
          IGB Corp. Bhd............................. 188,300    136,698

                                                                Value
                   Security Description               Shares   (Note 3)
       ----------------------------------------------------------------
       Malaysia (continued)
         Muhibbah Engineering (M) Bhd................  47,300 $   72,506
         Transmile Group Bhd.........................  26,200     99,268
                                                              ----------
                                                                 413,753
                                                              ----------
       Netherlands -- 1.2%
         Aalberts Industries NV......................   3,770    372,373
                                                              ----------
       Norway -- 1.7%
         ProSafe ASA.................................  22,700    347,318
         Sevan Marine ASA+...........................  21,891    192,680
                                                              ----------
                                                                 539,998
                                                              ----------
       Philippines -- 0.4%
         Chemrez Technologies, Inc................... 107,000     10,977
         International Container Term Services, Inc.. 185,600    105,783
                                                              ----------
                                                                 116,760
                                                              ----------
       Singapore -- 2.1%
         Ho Bee Investment, Ltd...................... 154,000    229,404
         Raffles Medical Group, Ltd.................. 188,000    152,417
         STATS ChipPAC, Ltd.+........................ 144,000    172,745
         United Test and Assembly Center, Ltd.+...... 185,000    110,965
                                                              ----------
                                                                 665,531
                                                              ----------
       South Korea -- 2.2%
         CJ Internet Corp............................   5,940    155,950
         Hanmi Pharm Co., Ltd........................     739     95,438
         JVM Co., Ltd................................   2,280    114,630
         Korea Zinc Co., Ltd.........................   1,070    114,302
         Modetour Network, Inc.......................   2,573    109,123
         Sungshin Cement Co., Ltd....................   5,920    115,153
                                                              ----------
                                                                 704,596
                                                              ----------
       Spain -- 1.7%
         Banco Pastor SA.............................  15,759    363,141
         Mecalux SA..................................   3,860    190,271
                                                              ----------
                                                                 553,412
                                                              ----------
       Sweden -- 6.7%
         Elekta AB, Class B..........................  16,395    295,250
         JM AB.......................................  11,970    412,268
         Lindab International AB+....................  16,784    373,763
         Modern Times Group AB, Class B+.............   5,326    311,576
         Munters AB..................................   5,380    233,451
         Q-Med AB....................................  10,709    165,632
         RaySearch Laboratories AB+..................   6,530    165,522
         rnb Retail and Brands AB....................  14,980    179,130
                                                              ----------
                                                               2,136,592
                                                              ----------
       Switzerland -- 1.9%
         Banque Cantonale Vaudoise+..................     347    165,197
         Basilea Pharmaceutica AG+...................   1,042    242,031
         Compagne Financiere Tradition+..............     940    143,884
         Speedel Holding AG+.........................     520     76,728
                                                              ----------
                                                                 627,840
                                                              ----------
       Taiwan -- 0.5%
         Sanyang Industrial Co., Ltd................. 302,000    177,958
                                                              ----------

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2007 -- (unaudited) (continued)

                                                  Shares/
                                                 Principal   Value
                  Security Description            Amount    (Note 3)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          United Kingdom -- 4.1%
            Cookson Group PLC...................   25,640  $   313,582
            Detica Group PLC....................   22,998      186,910
            IG Group Holdings PLC...............   45,550      266,441
            Luminar PLC.........................   17,179      255,233
            Northumbrian Water Group PLC........   50,390      307,396
                                                           -----------
                                                             1,329,562
                                                           -----------
          Total Common Stock
             (cost $26,606,068).................            30,048,766
                                                           -----------
          PREFERRED STOCK -- 2.9%
          Germany -- 2.9%
            Fuchs Petrolub AG...................    3,630      318,297
            Hugo Boss AG
             7.49%..............................   10,370      602,596
                                                           -----------
          Total Preferred Stock
             (cost $783,714)....................               920,893
                                                           -----------
          Total Long-Term Investment Securities
             (cost $27,389,782).................            30,969,659
                                                           -----------
          SHORT-TERM INVESTMENT SECURITIES -- 2.5%
            Euro Time Deposit with State Street
             Bank & Trust Co.
             1.80% due 04/02/07
             (cost $809,000).................... $809,000      809,000
                                                           -----------
          TOTAL INVESTMENTS --
             (cost $28,198,782)(2)..............     99.1%  31,778,659
          Other assets less liabilities.........      0.9      297,330
                                                 --------  -----------
          NET ASSETS --                             100.0% $32,075,989
                                                 ========  ===========

--------
+  Non-income producing security
(1)Consists of more than one class of securities traded together as a unit.
(2)See Note 7 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), Tax Managed Equity Fund ("Tax Managed Equity Fund") and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Tax Managed Equity Fund* seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   International Small-Cap Fund seeks long-term capital appreciation by investing in equity and equity-related securities of small-capitalization companies throughout the world including emerging market countries, excluding the U.S. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes will be invested in such securities.

   The Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Tax Managed Equity Fund and International Small-Cap Fund are organized as "diversified" funds within the meaning of the 1940 Act. The International Equity Fund and Value Fund are organized as "non-diversified" funds.
--------
* On May 15, 2007, the Tax Managed Equity Fund changed its name to the "SunAmerica Disciplined Growth Fund." The Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to a plan of reorganization, all the assets and liabilities of SunAmerica Biotech/Health Fund ("Biotech/Health Fund") were transferred in a tax-free exchange to the New Century Fund, in exchange for shares of New Century Fund. The details of the reorganization, which was consummated on March 19, 2007, are set forth below.

   Class A, Class B, and Class C shares of Biotech/Health Fund were exchanged tax-free for Class A, Class B, and Class C shares of New Century Fund, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the Biotech/Health Fund prior to merger............. $ 21,294,588
Net assets of the New Century Fund prior to merger................ $ 88,216,005
                                                                   ------------
Aggregate net assets of the New Century Fund following acquisition $109,510,593
                                                                   ------------
Unrealized appreciation (depreciation) in the Biotech/Health Fund. $    397,826

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)

   and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of March 31, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2007, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                     Percentage  Principal
Fund                  Interest    Amount
----                 ---------- -----------
Blue Chip Growth....    3.39%   $ 2,280,000
Growth Opportunities    8.51      5,722,000
New Century.........   26.89     18,068,000
Balanced Assets.....    2.81      1,888,000
Value...............    4.65      3,125,000
Tax Managed.........    1.50      1,005,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2007, bearing interest at a rate of 4.60% per annum, with a principle amount of $67,200,000, a repurchase price of $67,225,760 and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

                                  Maturity  Principal
Type of Collateral  Interest Rate   Date     Amount    Market Value
------------------  ------------- -------- ----------- ------------
U.S. Treasury Bonds     8.875%    08/15/17 $34,885,000 $47,075,493
U.S. Treasury Bonds     8.875     02/15/19  15,570,000  21,470,719

   In addition, at March 31, 2007, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

            Percentage Principal
Fund         Interest   Amount
----        ---------- ----------
New Century    1.44%   $3,234,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated March 31, 2007, bearing interest at a rate of 5.12% per annum, with a principal amount of $225,000,000 a repurchase price of $225,096,000, and a maturity date of April 2, 2007. The repurchase agreement is collateralized by the following:

                                                  Maturity  Principal
Type of Collateral                  Interest Rate   Date     Amount     Market Value
------------------                  ------------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds     1.625%    01/15/15 $225,000,000 $229,500,000

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. For the period ended March 31, 2007, none of the Funds participated in securities lending with qualified brokers.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)

   changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Funds' participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the period ended March 31, 2007.

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Tax Managed Equity Fund, Value Fund, International Equity Fund and International Small-Cap Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)

   account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates.

   The Funds pay AIG SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                         Management
                                       Assets               Fees
                             --------------------------- ----------
Blue Chip Growth Fund *.....           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
Growth Opportunities Fund *.           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
New Century Fund............           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
Growth and Income Fund+.....           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
Balanced Assets Fund *......           $0 - $350 million    0.75%
                             (greater than) $350 million    0.70%
                             (greater than) $700 million    0.65%
International Equity Fund...           (greater than) $0    1.00%
Value Fund..................           $0 - $750 million    1.00%
                             (greater than) $750 million    0.95%
                             (greater than) $1.5 billion    0.90%
Tax Managed Equity Fund.....           (greater than) $0    0.85%
International Small-Cap Fund           (greater than) $0    1.15%

--------
* On August 29, 2006, AIG SunAmerica agreed to the continuation of a 0.05% waiver of the investment advisory fees for the Blue Chip Growth Fund, Growth Opportunities Fund and Balanced Assets Fund. Effective September 1, 2006, AIG SunAmerica agreed to, until further notice, an additional 0.02% waiver of the investment advisory fee for these funds. Effective October 1, 2006, AIG SunAmerica agreed to, until further notice, reduce the waiver of the investment advisory fee for the funds to 0.02%. Effective January 1, 2007, AIG SunAmerica removed the 0.02% waiver from the Growth Opportunities Fund. For the period ended March 31, 2007, the amount of investment advisory fees waived were $7,074, $3,580 and $16,135, respectively. These amounts are reflected in the Statement of Operations.
+ Effective September 1, 2006, AIG SunAmerica agreed, until further notice, to waive 0.05% of the investment advisory fees for the Growth and Income Fund. Effective January 1, 2007, AIG SunAmerica removed the 0.05% waiver from the Growth and Income Fund. For the period ended March 31, 2007, the amount of investment advisory fees waived were $14,698. These amounts are reflected in the Statement of Operations.

   For the period ended March 31, 2007, AIG SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of AIG SunAmerica. AIGGIC receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by AIG SunAmerica. For the period ended March 31, 2007, AIGGIC waived 0.05% of the fee paid by AIG SunAmerica for the International Small-Cap Fund.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


   AIG SunAmerica has contractually agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets. The expense reimbursements and fee waivers will continue indefinitely subject to termination by the Trustees, including a majority of the trustees who are not deemed to be "interested persons" of the Trust, as defined by Section 2(a)(19) of the 1940 Act ("Independent Trustees").

Fund                            Percentage
----                            ----------
Blue Chip Growth Class I.......    1.33%
Growth Opportunities Class I...    1.33
Growth and Income Class I......    1.32
Balanced Assets Class I........    1.33
International Equity Class A...    1.90
International Equity Class B...    2.55
International Equity Class C...    2.55
International Equity Class I...    1.80
Value Class A..................    1.63
Value Class B..................    2.28
Value Class C..................    2.28
Value Class I..................    1.53
Value Class Z..................    1.06
Tax Managed Class A............    1.45
Tax Managed Class B............    2.10
Tax Managed Class C............    2.10
International Small-Cap Class A    1.90
International Small-Cap Class B    2.55
International Small-Cap Class C    2.55

   AIG SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets. The voluntary fee waivers and/or expense reimbursements will continue indefinitely but may be terminated at any time at the option of AIG SunAmerica.

Fund                Percentage
----                ----------
New Century Class C    2.14%

   For the International Equity Fund, Value Fund, Tax Managed Fund and International Small-Cap Fund, any waivers or reimbursements made by AIG SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended March 31, 2007, AIG SunAmerica has agreed to reimburse expenses as follows:

Blue Chip Growth Class I.... $ 6,923
Growth Opportunities Class I   6,953
New Century Fund Class C....  10,473
Growth & Income Class I.....   6,551
Balanced Assets Class I.....   7,686
International Equity Class A  15,465
International Equity Class B   7,898
International Equity Class C   7,294
International Equity Class I   4,162
Value Fund Class A..........  55,272
Value Fund Class B..........  30,641
Value Fund Class C..........  20,916
Value Fund Class I..........   8,076
Value Fund Class Z..........  14,282
Tax Managed Equity Class A..  50,262

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)

Tax Managed Equity Class B..... $24,137
Tax Managed Equity Class C.....  54,468
International Small-Cap Class A  67,079
International Small-Cap Class B  12,470
International Small-Cap Class C  19,397

   For the period ended March 31, 2007, the amounts recouped by the Adviser are as follows:

International Equity Class A $17,313
International Equity Class B      31
International Equity Class C   1,650
International Equity Class I      --

   At March 31, 2007, expenses previously waived or reimbursed by AIG SunAmerica that are subject to recoupment are as follows:

                                                  Class
                                       Other     Specific
                                      Expenses   Expenses
                                     Reimbursed Reimbursed
-                                    ---------- ----------
International Equity Class A........  $     --   $ 32,719
International Equity Class B........        --     25,840
International Equity Class C........        --     21,401
International Equity Class I........        --      9,038
Value Fund Class A..................    57,953    116,342
Value Fund Class B..................    23,895     77,096
Value Fund Class C..................    16,523     40,679
Value Fund Class I..................     1,055     17,119
Value Fund Class Z..................     9,550     21,074
Tax Managed Equity Class A..........     7,752    119,665
Tax Managed Equity Class B..........     9,807     96,412
Tax Managed Equity Class C..........     9,493    132,647
International Small-Cap Fund Class A   109,215     65,769
International Small-Cap Fund Class B     2,066     30,306
International Small-Cap Fund Class C     5,877     37,325

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("AIG SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the period ended March 31, 2007, AIG SACS received fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


   In addition, AIG SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the period ended March 31, 2007, AIG SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   AIG SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. AIG SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. AIG SACS has advised the Funds that for the period ended March 31, 2007, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                              Class A                          Class B       Class C
                        --------------------------------------------------- ------------- -------------
                                                               Contingent    Contingent    Contingent
                         Sales    Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                    Charges Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                    ------- -------------- -------------- ------------- ------------- -------------
Blue Chip Growth....... $17,232    $ 7,098        $ 7,098         $ --         $12,604       $  226
Growth Opportunities...  20,420      8,957          8,480           --          13,402           96
New Century............  21,370      9,941          8,395           85          10,324           48
Growth & Income........  34,007     15,161         13,968           14          17,597          546
Balanced Assets........  76,055     46,689         18,867          489          18,394           88
International Equity...  60,757     15,961         33,614           55          12,567        1,303
Value..................  72,201     25,275         31,854          266          35,199          906
Tax Managed Equity.....  33,569     20,936         11,785           60           3,237        7,211
International Small-Cap  32,035      6,465         18,845           --              --          287

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("AIG SAFS"), an affiliate of the Adviser. Under the Service Agreement, AIG SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to AIG SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the period ended March 31, 2007, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AIG SAFS pursuant to the terms of the Service Agreement.

                                    Expense                 Payable At March 31, 2007
                        -------------------------------- -------------------------------
Fund                    Class A  Class B Class C Class I Class A Class B Class C Class I
----                    -------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth....... $ 51,389 $17,105 $ 4,404 $  696  $ 8,812 $2,972  $  759  $  112
Growth Opportunities...   40,784  22,254  10,043    300    7,227  3,913   1,811      27
New Century............   84,617   8,352   2,264     --   15,799  1,824     721      --
Growth and Income......   66,002  27,030  28,147    339   11,636  4,260   4,626      58
Balanced Assets........  126,247  19,976  16,182    816   22,920  3,374   2,737     131
International Equity...   71,687  23,316  24,851  9,732   12,573  3,937   4,370   1,677
Value..................  136,378  51,165  37,382     69   23,031  8,239   5,996       6
Tax Managed Equity.....   24,120   9,004  29,707     --    4,049  1,296   4,908      --
International Small-Cap   26,846     742   3,690     --    4,923    151     667      --

   At March 31, 2007, AIG SunAmerica, Inc. an affiliated company of the adviser, owned 26.5% of the total outstanding shares of International Equity.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the period ended March 31, 2007, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

                     Total Expense
Fund                  Reductions
----                 -------------
Blue Chip Growth....    $ 5,500
Growth Opportunities     13,795
New Century.........      8,635
Growth and Income...      7,805
Balanced Assets.....      7,481
Value...............     11,588
Tax Managed Equity..     56,488

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended March 31, 2007, were as follows:

                                                              Blue Chip      Growth         New       Growth and     Balanced
                                                               Growth     Opportunities   Century       Income        Assets
                                                                Fund          Fund         Fund          Fund          Fund
                                                            ------------- ------------- ------------ ------------- ------------
Purchases (excluding U.S. government securities)...........  $33,155,972  $116,461,728  $143,869,063 $ 93,812,552  $112,429,393
Sales and maturities (excluding U.S. government securities)   41,896,751   120,333,327   153,109,111  107,493,655   125,410,610
Purchases of U.S. government securities....................           --            --            --           --    17,596,535
Sales and maturities of U.S. government securities.........           --            --            --           --    21,308,548

                                                            International                   Tax      International
                                                               Equity         Value       Managed      Small-Cap
                                                                Fund          Fund      Equity Fund      Fund
                                                            ------------- ------------- ------------ -------------
Purchases (excluding U.S. government securities)...........  $78,120,388  $164,423,598  $157,697,250 $ 12,374,728
Sales and maturities (excluding U.S. government securities)   84,099,238   171,849,204   165,977,804   10,670,971
Purchases of U.S. government securities....................           --            --            --           --
Sales and maturities of U.S. government securities.........           --            --            --           --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


Note 7. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

                                             Blue Chip      Growth          New        Growth and     Balanced
                                              Growth     Opportunities    Century        Income        Assets
                                               Fund          Fund           Fund          Fund          Fund
                                           ------------- ------------- -------------- ------------- ------------
Cost (tax basis).......................... $ 63,751,953  $ 67,124,714   $103,345,066  $103,855,562  $151,219,896
                                           ============  ============   ============  ============  ============
Appreciation..............................    5,794,667     3,498,210      3,810,528     8,627,406    10,021,217
Depreciation..............................   (1,493,436)   (1,668,045)    (2,070,610)   (2,947,929)   (2,251,978)
                                           ------------  ------------   ------------  ------------  ------------
Net unrealized appreciation (depreciation) $  4,301,231  $  1,830,165   $  1,739,918  $  5,679,477  $  7,769,239
                                           ============  ============   ============  ============  ============

                                           International                    Tax       International
                                              Equity                   Managed Equity   Small-Cap
                                               Fund       Value Fund        Fund          Fund
                                           ------------- ------------- -------------- -------------
Cost (tax basis).......................... $109,670,699  $209,607,568   $ 52,021,683  $ 28,216,607
                                           ============  ============   ============  ============
Appreciation..............................   15,726,100    21,070,019      4,294,548     4,817,580
Depreciation..............................   (1,552,689)   (2,835,581)    (1,467,861)   (1,253,529)
                                           ------------  ------------   ------------  ------------
Net unrealized appreciation (depreciation) $ 14,173,411  $ 18,234,438   $  2,826,687  $  3,564,051
                                           ============  ============   ============  ============

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                 Distributable Earnings            Tax Distributions
                        ---------------------------------------  ----------------------
                                       For year ended September 30, 2006
                        ---------------------------------------------------------------
                                     Long-Term
                                   Gains/Capital    Unrealized               Long-Term
                         Ordinary    and Other     Appreciation   Ordinary    Capital
Fund                      Income      Losses      (Depreciation)   Income      Gains
----                    ---------- -------------  -------------- ----------- ----------
Blue Chip Growth....... $       -- $ (72,098,821)  $ 2,538,330   $        -- $       --
Growth Opportunities...         --  (204,700,551)    2,132,079            --         --
New Century............         --   (93,298,032)    1,964,061            --         --
Growth and Income......         --   (48,458,322)    5,471,682       101,366         --
Balanced Assets........    101,844   (78,516,188)    6,416,109     2,815,576         --
International Equity...         --   (19,024,974)    9,402,423            --         --
Value..................  7,336,415    16,373,310    19,304,366    14,799,743  2,589,627
Tax Managed Equity.....         --   (28,965,441)    2,609,225        53,956         --
International Small-Cap         --    (1,191,758)   (1,385,306)           --         --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


                          Tax Distributions
                        ----------------------
                            For year ended
                          September 30, 2006
                        ----------------------
                                    Long-Term
                         Ordinary    Capital
Fund                      Income      Gains
----                    ----------- ----------
Blue Chip Growth....... $        -- $       --
Growth Opportunities...          --         --
New Century............          --         --
Growth and Income......     588,836         --
Balanced Assets........   3,278,600         --
International Equity...          --         --
Value..................  16,513,550  7,934,524
Tax Managed Equity.....      69,828         --
International Small-Cap          --         --

   For the period ended September 30, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, tax treatments of certain debt obligations, principle paydown adjustments and investments in real estate investment trusts to the components of net assets as follows:

                           Accumulated     Accumulated
                        Undistributed Net Undistributed
                           Investment     Net Realized   Capital
Fund                      Income (Loss)    Gain (Loss)   Paid-in
----                    ----------------- ------------- ---------
Blue Chip Growth.......     $533,652        $      --   $(533,652)
Growth Opportunities...      791,849               --    (791,849)
New Century............      442,364               --    (442,364)
Growth and Income......       33,316               --     (33,316)
Balanced Assets........      277,380         (277,380)         --
International Equity...      341,540           43,097    (384,637)
Value..................           --               --          --
Tax Managed Equity.....      193,397           53,723    (247,120)
International Small-Cap        4,779           68,624     (73,403)

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2006, which are available to offset future capital gains, if any:

                                             Capital Loss Carryforward
                        ------------------------------------------------------------------- ----------
Fund                       2008        2009        2010        2011        2012      2013      2014
----                    ----------- ---------- ------------ ----------- ---------- -------- ----------
Blue Chip Growth*...... $17,540,769 $       -- $ 12,497,108 $42,060,944 $       -- $     -- $       --
Growth Opportunities*..   8,188,458    151,316  131,047,975  65,312,802         --       --         --
New Century............          --         --   56,946,876  36,351,156         --       --         --
Growth and Income......          --         --   12,105,429  30,630,503  5,722,390       --         --
Balanced Assets........          --         --   18,956,073  55,685,563  3,874,552       --         --
International Equity*..  15,141,007         --    1,895,003   1,952,562         --       --         --
Value..................          --         --           --          --         --       --         --
Tax Managed Equity.....   2,013,208  6,189,990   15,675,665   4,260,050    594,906  177,899         --
International Small-Cap          --         --           --          --         --       --  1,191,758

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


   The Fund's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended September 30, 2006.

                        Capital Loss
                        Carryforward
Fund                      Utilized
----                    ------------
Blue Chip Growth....... $ 5,410,261
Growth Opportunities...  14,087,949
New Century............  12,012,220
Growth and Income......  13,974,770
Balanced Assets........   5,268,029
International Equity...  22,425,530
Value..................          --
Tax Managed Equity.....   2,784,931
International Small-Cap          --

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended September 30, 2006, the Funds elected to defer capital losses as follows:

                     Deferred Deferred
                      Post-    Post-
                     October  October
                     Capital  Currency
Fund                   Loss     Loss
----                 -------- --------
International Equity   $--    $34,696
Tax Managed Equity..    --     53,723

Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                            Blue Chip Growth Fund
                         -------------------------------------------------------------------------------------------
                                            Class A                                        Class B
                         ---------------------------------------------  --------------------------------------------
                                For the                                        For the
                            six months ended            For the            six months ended           For the
                             March 31, 2007           year ended            March 31, 2007           year ended
                              (unaudited)         September 30, 2006         (unaudited)         September 30, 2006
                         ---------------------  ----------------------  ---------------------  ---------------------
                          Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4)  109,201  $ 1,808,713   286,191  $  4,393,307    34,646  $   502,314   107,187  $ 1,479,959
Reinvested dividends....       --           --        --            --        --           --        --           --
Shares redeemed (1)(2).. (402,473)  (6,589,630) (861,719)  (13,297,858) (227,032)  (3,314,740) (511,064)  (7,023,069)
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease). (293,272) $(4,780,917) (575,528) $ (8,904,551) (192,386) $(2,812,426) (403,877) $(5,543,110)
                         ========  ===========  ========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2007, includes automatic conversion of 77,268 shares of Class B shares in the amount of $1,140,726 to 68,453 shares of Class A shares in the amount of $1,140,726.
(2)For the year ended September 30, 2006, includes automatic conversion of 140,669 shares of Class B shares in the amount of $1,929,214 to 125,387 shares of Class A shares in the amount of $1,929,214.
(3)For the six months ended March 31, 2007, includes automatic conversion of 6,255 shares of Class C shares in the amount of $89,998 to 5,514 shares of Class A shares in the amount of $89,998.
(4)For the year ended September 30, 2006, includes automatic conversion of 13,646 shares of Class C shares in the amount of $184,614 to 12,078 shares of Class A shares in the amount of $184,614.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)

                                                            Blue Chip Growth Fund
                         -------------------------------------------------------------------------------------------
                                            Class C                                        Class I
                         ---------------------------------------------  --------------------------------------------
                                For the                                        For the
                            six months ended            For the            six months ended           For the
                             March 31, 2007           year ended            March 31, 2007           year ended
                              (unaudited)         September 30, 2006         (unaudited)         September 30, 2006
                         ---------------------  ----------------------  ---------------------  ---------------------
                          Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares sold.............   11,524  $   166,513    42,327  $    583,163     3,582  $    59,118    10,100  $   157,155
Reinvested dividends....       --           --        --            --        --           --        --           --
Shares redeemed (3)(4)..  (58,510)    (841,938) (105,697)   (1,448,494)   (8,534)    (142,402)  (64,498)  (1,009,458)
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease).  (46,986) $  (675,425)  (63,370) $   (865,331)   (4,952) $   (83,284)  (54,398) $  (852,303)
                         ========  ===========  ========  ============  ========  ===========  ========  ===========

                                                          Growth Opportunities Fund
                         -------------------------------------------------------------------------------------------
                                            Class A                                        Class B
                         ---------------------------------------------  --------------------------------------------
                                For the                                        For the
                            six months ended            For the            six months ended           For the
                             March 31, 2007           year ended            March 31, 2007           year ended
                              (unaudited)         September 30, 2006         (unaudited)         September 30, 2006
                         ---------------------  ----------------------  ---------------------  ---------------------
                          Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares sold (5)(6)(7)(8)  186,004  $ 3,544,253   308,492  $  5,164,212    33,699  $   560,554    76,853  $ 1,138,934
Reinvested dividends....       --           --        --            --        --           --        --           --
Shares redeemed (5)(6).. (394,596)  (7,406,291) (858,318)  (14,201,135) (271,574)  (4,547,784) (558,658)  (8,294,844)
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease). (208,592) $(3,862,038) (549,826) $ (9,036,923) (237,875) $(3,987,230) (481,805) $(7,155,910)
                         ========  ===========  ========  ============  ========  ===========  ========  ===========

                                                          Growth Opportunities Fund
                         -------------------------------------------------------------------------------------------
                                            Class C                                        Class I
                         ---------------------------------------------  --------------------------------------------
                                For the                                        For the
                            six months ended            For the            six months ended           For the
                             March 31, 2007           year ended            March 31, 2007           year ended
                              (unaudited)         September 30, 2006         (unaudited)         September 30, 2006
                         ---------------------  ----------------------  ---------------------  ---------------------
                          Shares      Amount     Shares      Amount      Shares      Amount     Shares      Amount
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Shares sold.............   51,952  $   864,436    35,295  $    519,835       574  $    10,736     6,157  $   104,273
Reinvested dividends....       --           --        --            --        --           --        --           --
Shares redeemed (7)(8).. (100,268)  (1,658,653) (253,692)   (3,730,537)  (17,848)    (339,721)  (88,753)  (1,461,430)
                         --------  -----------  --------  ------------  --------  -----------  --------  -----------
Net increase (decrease).  (48,316) $  (794,217) (218,397) $ (3,210,702)  (17,274) $  (328,985)  (82,596) $(1,357,157)
                         ========  ===========  ========  ============  ========  ===========  ========  ===========

--------
(3)For the six months ended March 31, 2007, includes automatic conversion of 6,255 shares of Class C shares in the amount of $89,998 to 5,514 shares of Class A shares in the amount of $89,998.
(4)For the year ended September 30, 2006, includes automatic conversion of 13,646 shares of Class C shares in the amount of $184,614 to 12,078 shares of Class A shares in the amount of $184,614.
(5)For the six months ended March 31, 2007, includes automatic conversion of 91,571 shares of Class B shares in the amount of $1,598,776 to 80,971 shares of Class A shares in the amount of $1,598,776.
(6)For the year ended September 30, 2006, includes automatic conversion of 89,673 shares of Class B shares in the amount of $1,335,833 to 79,800 shares of Class A shares in the amount of $1,335,833.
(7)For the six months ended March 31, 2007, includes automatic conversion of 6,990 shares of Class C shares in the amount of $116,962 to 6,176 shares of Class A shares in the amount of $116,962.
(8)For the year ended September 30, 2006, includes automatic conversion of 14,961 shares of Class C shares in the amount of $217,480 to 13,265 shares of Class A shares in the amount of $217,480.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


                                                                 New Century Fund
                          ----------------------------------------------------------------------------------------------
                                               Class A                                         Class B
                          ------------------------------------------------  --------------------------------------------
                                  For the                                          For the
                             six months ended              For the             six months ended           For the
                              March 31, 2007             year ended             March 31, 2007           year ended
                                (unaudited)          September 30, 2006          (unaudited)         September 30, 2006
                          ----------------------  ------------------------  ---------------------  ---------------------
                           Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2).......  129,554  $  2,675,425     251,417  $  4,619,033    17,920  $   906,236    52,369  $   849,797
Shares issued in merger +  456,997     9,556,448          --            --   378,511    6,906,165        --           --
Reinvested dividends.....       --            --          --            --        --           --        --           --
Shares redeemed (1)(2)... (426,663)  (10,581,602) (1,032,640)  (18,939,346) (128,890)  (2,322,910) (241,463)  (3,911,556)
                          --------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..  159,888  $  1,650,271    (781,223) $(14,320,313)  267,541  $ 5,489,491  (189,094) $(3,061,759)
                          ========  ============  ==========  ============  ========  ===========  ========  ===========

                                          New Century Fund
                          ------------------------------------------------
                                               Class C
                          ------------------------------------------------
                                  For the
                             six months ended              For the
                              March 31, 2007             year ended
                                (unaudited)          September 30, 2006
                          ----------------------  ------------------------
                           Shares      Amount       Shares       Amount
                          --------  ------------  ----------  ------------
Shares sold..............    5,605  $  1,026,717      18,023  $    288,668
Shares issued in merger +  263,342     4,832,027          --            --
Reinvested dividends.....       --            --          --            --
Shares redeemed..........  (21,106)     (380,033)    (33,993)     (549,978)
                          --------  ------------  ----------  ------------
Net increase (decrease)..  247,841  $  5,478,711     (15,970) $   (261,310)
                          ========  ============  ==========  ============

--------
(1)For the six months ended March 31, 2007, includes automatic conversion of 46,608 shares of Class B shares in the amount of $857,572 to 40,712 shares of Class A shares in the amount of $857,572.
(2)For the year ended September 30, 2006, includes automatic conversion of 94,711 shares of Class B shares in the amount of $1,533,530 to 83,219 shares of Class A shares in the amount of $1,533,530.

                                                               Growth and Income Fund
                         -------------------------------------------------------------------------------------------------
                                              Class A                                          Class B
                         ------------------------------------------------  -----------------------------------------------
                                 For the                                          For the
                            six months ended              For the             six months ended             For the
                             March 31, 2007             year ended             March 31, 2007            year ended
                               (unaudited)          September 30, 2006          (unaudited)          September 30, 2006
                         ----------------------  ------------------------  ---------------------  ------------------------
                          Shares      Amount       Shares       Amount      Shares      Amount      Shares       Amount
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold (1)(2)(3)(4)  577,330  $  8,223,172   1,037,304  $ 13,187,347    55,562  $   738,061     138,475  $  1,670,363
Reinvested dividends....       --            --       7,291        92,385        --           --          --            --
Shares redeemed (1)(2).. (774,012)  (10,941,994) (1,733,300)  (22,055,189) (526,907)  (7,039,794) (1,498,815)  (18,023,263)
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease). (196,682) $ (2,718,822)   (688,705) $ (8,775,457) (471,345) $(6,301,733) (1,360,340) $(16,352,900)
                         ========  ============  ==========  ============  ========  ===========  ==========  ============

--------
(1)For the six months ended March 31, 2007, includes automatic conversion of 236,606 shares of Class B shares in the amount of $3,176,190 to 222,261 shares of Class A shares in the amount of $3,176,190.
(2)For the year ended September 30, 2006, includes automatic conversion of 569,345 shares of Class B shares in the amount of $6,846,288 to 537,783 shares of Class A shares in the amount of $6,846,288.
(3)For the six months ended March 31, 2007, includes automatic conversion of 42,592 shares of Class C shares in the amount of $570,768 to 39,976 shares of Class A shares in the amount of $570,768.
(4)For the year ended September 30, 2006, includes automatic conversion of 257,374 shares of Class C shares in the amount of $3,090,506 to 244,371 shares of Class A shares in the amount of $3,090,506.
+  See Note 2.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


                                                               Growth and Income Fund
                         -------------------------------------------------------------------------------------------------
                                               Class C                                          Class I
                         --------------------------------------------------  ---------------------------------------------
                                  For the                                           For the
                             six months ended               For the             six months ended            For the
                              March 31, 2007              year ended             March 31, 2007           year ended
                                (unaudited)           September 30, 2006          (unaudited)         September 30, 2006
                         ------------------------  ------------------------  ---------------------  ----------------------
                           Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold.............     47,026  $    624,341      50,775  $    607,720     2,447  $    34,321     4,901  $     62,493
Reinvested dividends....         --            --          --            --        --           --       167         2,121
Shares redeemed (3)(4)..   (326,761)   (4,329,863) (1,122,450)  (13,426,842)   (2,130)     (30,211)  (44,644)     (560,171)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease).   (279,735) $ (3,705,522) (1,071,675) $(12,819,122)      317  $     4,110   (39,576) $   (495,557)
                         ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                Balanced Assets Fund
                         -------------------------------------------------------------------------------------------------
                                               Class A                                          Class B
                         --------------------------------------------------  ---------------------------------------------
                                  For the                                           For the
                             six months ended               For the             six months ended            For the
                              March 31, 2007              year ended             March 31, 2007           year ended
                                (unaudited)           September 30, 2006          (unaudited)         September 30, 2006
                         ------------------------  ------------------------  ---------------------  ----------------------
                           Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (5)(6)(7)(8)    296,016  $  4,388,667     740,185  $ 10,265,397    40,807  $   601,112   103,140  $  1,423,304
Reinvested dividends....     65,509       972,443     160,938     2,242,794     4,387       64,938    16,817       233,746
Shares redeemed (5)(6).. (1,008,707)  (14,908,885) (2,374,864)  (32,919,295) (291,172)  (4,301,036) (876,652)  (12,118,388)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease).   (647,182) $ (9,547,775) (1,473,741) $(20,411,104) (245,978) $(3,634,986) (756,695) $(10,461,338)
                         ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                Balanced Assets Fund
                         -------------------------------------------------------------------------------------------------
                                               Class C                                          Class I
                         --------------------------------------------------  ---------------------------------------------
                                  For the                                           For the
                             six months ended               For the             six months ended            For the
                              March 31, 2007              year ended             March 31, 2007           year ended
                                (unaudited)           September 30, 2006          (unaudited)         September 30, 2006
                         ------------------------  ------------------------  ---------------------  ----------------------
                           Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold.............     25,929  $    383,071      59,887  $    822,679     1,519  $    22,426     3,998  $     55,500
Reinvested dividends....      3,521        52,226      11,763       163,790       455        6,754     1,087        15,163
Shares redeemed (7)(8)..   (107,253)   (1,578,766)   (417,497)   (5,771,742)   (7,100)    (105,705)   (6,630)      (92,371)
                         ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease).    (77,803) $ (1,143,469)   (345,847) $ (4,785,273)   (5,126) $   (76,525)   (1,545) $    (21,708)
                         ==========  ============  ==========  ============  ========  ===========  ========  ============

--------
(3)For the six months ended March 31, 2007, includes automatic conversion of 42,592 shares of Class C shares in the amount of $570,768 to 39,976 shares of Class A shares in the amount of $570,768.
(4)For the year ended September 30, 2006, includes automatic conversion of 257,374 shares of Class C shares in the amount of $3,090,506 to 244,371 shares of Class A shares in the amount of $3,090,506.
(5)For the six months ended March 31, 2007, includes automatic conversion of 130,843 shares of Class B shares in the amount of $1,944,393 to 130,325 shares of Class A shares in the amount of $1,944,394.
(6)For the year ended September 30, 2006, includes automatic conversion of 289,554 shares of Class B shares in the amount of $4,003,645 to 288,356 shares of Class A shares in the amount of $4,003,645.
(7)For the six months ended March 31, 2007, includes automatic conversion of 4,670 shares of Class C shares in the amount of $69,236 to 4,661 shares of Class A shares in the amount of $69,236.
(8)For the year ended September 30, 2006, includes automatic conversion of 29,174 shares of Class C shares in the amount of $403,247 to 29,117 shares of Class A shares in the amount of $403,247.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


                                                             International Equity Fund
                         -------------------------------------------------------------------------------------------------
                                              Class A                                          Class B
                         ------------------------------------------------  -----------------------------------------------
                                 For the                                          For the
                            six months ended              For the             six months ended             For the
                             March 31, 2007             year ended             March 31, 2007            year ended
                               (unaudited)          September 30, 2006          (unaudited)          September 30, 2006
                         ----------------------  ------------------------  ---------------------  ------------------------
                          Shares      Amount       Shares       Amount      Shares      Amount      Shares       Amount
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold (1)(2)(3)(4)  741,027  $ 12,584,317   1,792,340  $ 26,707,517   126,189  $ 1,991,870     422,480  $  5,960,828
Reinvested dividends....       --            --          --            --        --           --          --            --
Shares redeemed (1)(2).. (785,283)  (13,385,994) (1,204,676)  (17,947,877) (279,897)  (4,490,996)   (580,769)   (8,067,772)
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease).  (44,256) $   (801,677)    587,664  $  8,759,640  (153,708) $(2,499,126)   (158,289) $ (2,106,944)
                         ========  ============  ==========  ============  ========  ===========  ==========  ============

                                                             International Equity Fund
                         -------------------------------------------------------------------------------------------------
                                              Class C                                          Class I
                         ------------------------------------------------  -----------------------------------------------
                                 For the                                          For the
                            six months ended              For the             six months ended             For the
                             March 31, 2007             year ended             March 31, 2007            year ended
                               (unaudited)          September 30, 2006          (unaudited)          September 30, 2006
                         ----------------------  ------------------------  ---------------------  ------------------------
                          Shares      Amount       Shares       Amount      Shares      Amount      Shares       Amount
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold.............  145,957  $  2,302,118     499,169  $  6,840,120    96,093  $ 1,637,672     318,984  $  4,744,366
Reinvested dividends....       --            --          --            --        --           --          --            --
Shares redeemed (3)(4).. (156,348)   (2,474,433)   (414,380)   (5,730,063) (174,299)  (2,919,118)   (263,235)   (4,005,306)
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease).  (10,391) $   (172,315)     84,789  $  1,110,057   (78,206) $(1,281,446)     55,749  $    739,060
                         ========  ============  ==========  ============  ========  ===========  ==========  ============

                                                                     Value Fund
                         -------------------------------------------------------------------------------------------------
                                              Class A                                          Class B
                         ------------------------------------------------  -----------------------------------------------
                                 For the                                          For the
                            six months ended              For the             six months ended             For the
                             March 31, 2007             year ended             March 31, 2007            year ended
                               (unaudited)          September 30, 2006          (unaudited)          September 30, 2006
                         ----------------------  ------------------------  ---------------------  ------------------------
                          Shares      Amount       Shares       Amount      Shares      Amount      Shares       Amount
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold (5)(6)(7)(8)  804,193  $ 14,728,117   1,120,447  $ 19,761,774   196,222  $ 3,440,016     249,089  $  4,201,032
Reinvested dividends....  704,045    12,539,044     470,358     8,066,638   284,619    4,810,045     205,229     3,363,708
Shares redeemed (5)(6).. (984,909)  (17,955,346) (2,359,246)  (41,370,087) (541,593)  (9,383,889) (1,169,879)  (19,607,142)
                         --------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease).  523,329  $  9,311,815    (768,441) $(13,541,675)  (60,752) $(1,133,828)   (715,561) $(12,042,402)
                         ========  ============  ==========  ============  ========  ===========  ==========  ============

--------
(1)For the six months ended March 31, 2007, includes automatic conversion of 143,544 shares of Class B shares in the amount of $2,325,373 to 134,254 shares of Class A shares in the amount of $2,325,373.
(2)For the year ended September 30, 2006, includes automatic conversion of 213,551 shares of Class B shares in the amount of $2,955,239 to 200,881 shares of Class A shares in the amount of $2,955,239.
(3)For the six months ended March 31, 2007, includes automatic conversion of 12,650 shares of Class C shares in the amount of $201,241 to 11,826 shares of Class A shares in the amount of $201,241.
(4)For the year ended September 30, 2006, includes automatic conversion of 62,893 shares of Class C shares in the amount of $842,371 to 59,154 shares of Class A shares in the amount of $842,371.
(5)For the six months ended March 31, 2007, includes automatic conversion of 265,624 shares of Class B shares in the amount of $4,586,231 to 251,957 shares of Class A shares in the amount of $4,586,231.
(6)For the year ended September 30, 2006, includes automatic conversion of 414,287 shares of Class B shares in the amount of $6,940,648 to 395,001 shares of Class A shares in the amount of $6,940,648.
(7)For the six months ended March 31, 2007, includes automatic conversion of 2,702 shares of Class C shares in the amount of $46,921 to 2,562 shares of Class A shares in the amount of $46,921.
(8)For the year ended September 30, 2006, includes automatic conversion of 3,114 shares of Class C shares in the amount of $38,164 to 3,019 shares of Class A shares in the amount of $38,164.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


                                                                Value Fund
                        -----------------------------------------------------------------------------------------
                                           Class C                                       Class I
                        ---------------------------------------------  ------------------------------------------
                               For the                                       For the
                           six months ended            For the           six months ended          For the
                            March 31, 2007           year ended           March 31, 2007          year ended
                             (unaudited)         September 30, 2006        (unaudited)        September 30, 2006
                        ---------------------  ----------------------  -------------------  ---------------------
                         Shares      Amount     Shares      Amount      Shares    Amount     Shares     Amount
                        --------  -----------  --------  ------------  --------- ---------  --------- -----------
Shares sold............  175,777  $ 3,096,778   220,948  $  3,715,418      622   $  11,687    42,694  $   745,901
Reinvested dividends...  198,577    3,355,958   147,920     2,422,937      199       3,531    14,121      241,900
Shares redeemed (7)(8). (371,935)  (6,413,864) (861,447)  (14,432,704)  (8,235)   (159,637) (220,088)  (3,918,465)
                        --------  -----------  --------  ------------   ------   ---------  --------  -----------
Net increase (decrease)    2,419  $    38,872  (492,579) $ (8,294,349)  (7,414)  $(144,419) (163,273) $(2,930,664)
                        ========  ===========  ========  ============   ======   =========  ========  ===========

                                          Value Fund
                        ---------------------------------------------
                                           Class Z
                        ---------------------------------------------
                               For the
                           six months ended            For the
                            March 31, 2007           year ended
                             (unaudited)         September 30, 2006
                        ---------------------  ----------------------
                         Shares      Amount     Shares      Amount
                        --------  -----------  --------  ------------
Shares sold............  323,064  $ 6,211,730   327,401  $  5,980,931
Reinvested dividends...  161,535    2,988,389    75,381     1,333,483
Shares redeemed........  (51,938)    (963,860) (158,366)   (2,868,969)
                        --------  -----------  --------  ------------
Net increase (decrease)  432,661  $ 8,236,259   244,416  $  4,445,445
                        ========  ===========  ========  ============

--------
(7)For the six months ended March 31, 2007, includes automatic conversion of 2,702 shares of Class C shares in the amount of $46,921 to 2,562 shares of Class A shares in the amount of $46,921.
(8)For the year ended September 30, 2006, includes automatic conversion of 3,114 shares of Class C shares in the amount of $38,164 to 3,019 shares of Class A shares in the amount of $38,164.

                                                          Tax Managed Equity Fund
                        -------------------------------------------------------------------------------------------
                                           Class A                                        Class B
                        ---------------------------------------------  --------------------------------------------
                               For the                                        For the
                           six months ended            For the            six months ended           For the
                            March 31, 2007           year ended            March 31, 2007           year ended
                             (unaudited)         September 30, 2006         (unaudited)         September 30, 2006
                        ---------------------  ----------------------  ---------------------  ---------------------
                         Shares      Amount      Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  ---------  -----------  --------  -----------  --------  -----------
Shares sold (1)(2).....  337,990  $ 4,766,622  1,402,693  $18,992,948    19,670  $   266,976    78,337  $ 1,037,524
Reinvested dividends...       --           --      3,627       44,146        --           --       109        1,276
Shares redeemed (1)(2). (520,540)  (7,222,674)  (635,487)  (8,323,021) (281,533)  (3,798,359) (666,910)  (8,467,051)
                        --------  -----------  ---------  -----------  --------  -----------  --------  -----------
Net increase (decrease) (182,550) $(2,456,052)   770,833  $10,714,073  (261,863) $(3,531,383) (588,464) $(7,428,251)
                        ========  ===========  =========  ===========  ========  ===========  ========  ===========

                                   Tax Managed Equity Fund
                        ---------------------------------------------
                                           Class C
                        ---------------------------------------------
                               For the
                           six months ended            For the
                            March 31, 2007           year ended
                             (unaudited)         September 30, 2006
                        ---------------------  ----------------------
                         Shares      Amount      Shares      Amount
                        --------  -----------  ---------  -----------
Shares sold............   84,948  $ 1,130,328  1,260,574  $16,302,699
Reinvested dividends...       --           --        105        1,242
Shares redeemed........ (307,902)  (4,105,565)  (349,343)  (4,349,453)
                        --------  -----------  ---------  -----------
Net increase (decrease) (222,954) $(2,975,237)   911,336  $11,954,488
                        ========  ===========  =========  ===========

--------
(1)For the six months ended March 31, 2007, includes automatic conversion of 203,992 shares of Class B shares in the amount of $2,764,318 to 195,638 shares of Class A shares in the amount of $2,764,318.
(2)For the year ended September 30, 2006, includes automatic conversion of 239,315 shares of Class B shares in the amount of $3,094,224 to 230,195 shares of Class A shares in the amount of $3,094,224.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)

                                                  International Small-Cap Fund
                        ---------------------------------------------------------------------------------
                                          Class A                                  Class B
                        -------------------------------------------  ------------------------------------
                              For the                For the              For the           For the
                          six months ended     period May 2, 2006@   six months ended  period May 2, 2006@
                           March 31, 2007            through          March 31, 2007        through
                            (unaudited)        September 30, 2006       (unaudited)    September 30, 2006
                        -------------------  ----------------------  ----------------  ------------------
                         Shares    Amount      Shares      Amount    Shares   Amount   Shares    Amount
                        -------  ----------  ---------  -----------  ------  --------  ------   --------
Shares sold............ 172,808  $2,128,106  1,979,431  $24,347,088  16,262  $203,764  53,478   $612,219
Reinvested dividends...      --          --         --           --      --        --      --         --
Shares redeemed........ (44,063)   (537,261)   (28,793)    (311,514) (2,247)  (26,807)   (557)    (6,051)
                        -------  ----------  ---------  -----------  ------  --------  ------   --------
Net increase (decrease) 128,745  $1,590,846  1,950,638  $24,035,574  14,015  $176,957  52,921   $606,168
                        =======  ==========  =========  ===========  ======  ========  ======   ========

                                International Small-Cap Fund
                        -------------------------------------------
                                          Class C
                        -------------------------------------------
                              For the                For the
                          six months ended     period May 2, 2006@
                           March 31, 2007            through
                            (unaudited)        September 30, 2006
                        -------------------  ----------------------
                         Shares    Amount      Shares      Amount
                        -------  ----------  ---------  -----------
Shares sold............  30,533  $  386,024    313,677  $ 3,605,692
Reinvested dividends...      --          --         --           --
Shares redeemed........ (53,663)   (627,738)    (8,463)     (93,043)
                        -------  ----------  ---------  -----------
Net increase (decrease) (23,130) $ (241,714)   305,214  $ 3,512,649
                        =======  ==========  =========  ===========

--------
@  Commencement of operations

Note 9. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended March 31, 2007, the following Funds had borrowings:

                                                       Weighted
                        Days     Interest Average Debt Average
Fund                 Outstanding Charges    Utilized   Interest
----                 ----------- -------- ------------ --------
Blue Chip Growth....      1      $    56   $  346,258    5.81%
Growth and Income...      6          710      731,043    5.82
Balanced Assets.....      8          244      190,065    5.77
International Equity     22        1,049      296,923    5.78
Tax Managed Equity..     59       10,923    1,154,333    5.77

   At March 31, 2007, Growth & Income Fund had a balance open under the line of credit of $648,482.

Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended March 31, 2007, none of the Funds participated in this program.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


Note 11. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

   An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Plan Retirement Plan Retirement Plan
                                  Liability        Expense        Payments
                               --------------- --------------- ---------------
Fund                                        As of March 31, 2007
----                           -----------------------------------------------
Blue Chip Growth..............     $28,846         $  563          $1,090
Growth Opportunities..........      24,601            555             807
New Century...................      45,418            669           1,582
Growth and Income.............      38,354            914           1,139
Balanced Assets...............      78,994          1,261           3,172
International Equity..........      17,981            799             583
Value.........................      31,534          1,745             921
Tax Managed Equity............      10,616            356             277
International Small-Cap Equity          91             91              --

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At March 31, 2007, the International Equity Fund and International Small-Cap Fund had approximately 23% and 27%, respectively, of their net assets invested in equity securities of companies domiciled in Japan.

Note 13. Subsequent Event

   On May 15, 2007, the Tax Managed Equity Fund changed its name to the "SunAmerica Disciplined Growth Fund." The Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2007 -- (unaudited)
        (continued)


Note 14. Other Information

   On February 9, 2006, AIG, the parent company and an affiliated person of the Adviser, the Distributor and AIGGIC, the subadviser to two Funds, (the "Subadviser"), announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the 1940 Act. Certain affiliated persons of AIG, including the Adviser, the Subadviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
   Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser, the Subadviser and the Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

        SunAmerica Equity Funds
        RESULTS OF SPECIAL MEETING OF SHAREHOLDERS -- March 31, 2007 -- (unaudited)

On March 2, 2007, a Special Meeting of Shareholders was held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") pursuant to which the Biotech/Health Fund would transfer all of its assets to the New Century Fund, in exchange solely for the assumption of the Biotech/Health Fund's liabilities by the New Century Fund and Class A, Class B and Class C shares of the New Century Fund, which shares will be distributed by the Biotech/Health Fund to the holders of its shares in complete liquidation thereof. The voting results of this Special Meeting are as follows:

                                      Shares Voted
                                      ------------
                              For....  1,115,977
                              Against     66,086
                              Abstain    127,719

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2007 -- (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                    Term of                                    Number of
                        Position   Office and                                Portfolios in
        Name,          Held With   Length of                                 Fund Complex
     Address and       SunAmerica     Time         Principal Occupations      Overseen by       Other Directorships
    Date of Birth*      Complex    Served(4)        During Past 5 Years       Trustee(1)        Held by Trustee(2)
---------------------- ---------- ------------ ----------------------------- ------------- -----------------------------
Disinterested Trustees

Jeffrey S. Burum        Trustee   2004-Present Founder and CEO of                 42       None
DOB: February 27, 1963                         Sourthern California
                                               Development Corporation/
                                               National Housing
                                               Development Corporation
                                               (1992 to present); Founder,
                                               Owner and Partner of
                                               Colonies Crossroads, Inc.
                                               (1999 to present); Owner and
                                               Managing Member of
                                               Diversified Pacific
                                               Development Group LLC
                                               (1998 to present).

Dr. Judith L. Craven    Trustee   2001-Present Retired.                           89       Director, Belo Corp. (1992 to
DOB: October 6, 1945                                                                       present); Director, Sysco
                                                                                           Corp. (1996 to present);
                                                                                           Director, Luby's, Inc. (1998
                                                                                           to present): Director,
                                                                                           University of Texas Board of
                                                                                           Regents (2001-present).

William F. Devin        Trustee   2001-Present Retired.                           90       Director, Boston Options
DOB: December 30, 1938                                                                     Exchange (1985-present).

Samuel M. Eisenstat     Chairman  1986-Present Attorney, solo practitioner.       51       Director, North European Oil
DOB: March 7, 1940      of the                                                             Royalty Trust.
                        Board

Stephen J. Gutman       Trustee   1986-Present Senior Associate, Corcoran         51       None
DOB: May 10, 1943                              Group (Real Estate) (2003 to
                                               present); President and
                                               Member of Managing
                                               Directors, Beau Brummell-
                                               Soho LLC (licensing of
                                               menswear specialty retailing
                                               and other activities) (June
                                               1988 to present).

William J. Shea         Trustee   2004-Present Managing Partner, DLB              51       Director, Boston Private
DOB: February 9, 1948                          Capital, LLC (Private Equity)               Financial Holdings (October
                                               (2006-Present) President and                2004 to present).
                                               CEO, Conseco, Inc. (Financial
                                               Services) (2001-2004);
                                               Chairman of the Board of
                                               Centennial Technologies, Inc.
                                               (1998 to 2001).

Interested Trustee

Peter A. Harbeck(3)     Trustee   1995-Present President, CEO and Director,       98       None
DOB: January 23, 1954                          AIG SunAmerica. (August
                                               1995 to present); Director,
                                               AIG SunAmerica Capital
                                               Services, Inc. ("AIG SACS")
                                               (August 1993 to present)
                                               President and CEO, AIG
                                               Advisor Group, Inc. (June
                                               2004 to present).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2007 -- (unaudited) (continued)


                                                                                Number of
                       Position     Term of                                   Portfolios in
       Name,          Held With    Office and                                 Fund Complex
    Address and       SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
   Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)   Held by Trustee(2)
--------------------- ---------- -------------- ----------------------------- ------------- -------------------
Officers

Vincent M. Marra      President   2004-Present  Senior Vice President, AIG         N/A      N/A
DOB: May 28, 1950                               SunAmerica (February 2003
                                                to present); Chief
                                                Administrative Officer, Chief
                                                Operating Officer and Chief
                                                Financial Officer, Carret &
                                                Co. LLC (June 2002 to
                                                February 2003); President
                                                and Chief Operating Officer,
                                                Bowne Digital Solutions
                                                (1999 to May 2002).

Donna M. Handel       Treasurer   2002-Present  Senior Vice President, AIG         N/A      N/A
DOB: June 25, 1966                              SunAmerica (December 2004
                                                to present); Vice President,
                                                AIG SunAmerica (1997 to
                                                December 2004).

Gregory N. Bressler   Secretary   September     Senior Vice President and          N/A      N/A
DOB: November 17,     and Chief   2005 to       General Counsel, AIG
1966                  Legal       Present       SunAmerica (June 2005 to
                      Officer                   present); Vice President and
                                                Director of U.S. Asset
                                                Management Compliance,
                                                Goldman Sachs Asset
                                                Management L.P. (June 2004
                                                to June 2005); Deputy
                                                General Counsel, Credit
                                                Suisse Asset Management
                                                LLC (June 2002 to June
                                                2004); Counsel, Credit Suisse
                                                Asset Management LLC
                                                (January 2000 to June 2002).

James Nichols         Vice        2006-present  Director, President and CEO,       N/A      N/A
DOB: April 7, 1966    President                 AIG SACS (July 2006 to
                                                present); Senior Vice
                                                President, AIG SACS (March
                                                2002 to July 2006); Vice
                                                President, AIG SunAmerica
                                                (1995 to March 2002).

Cynthia Gibbons       Chief       2005-present  Vice President, AIG                N/A      N/A
DOB: December 6, 1967 Compliance                SunAmerica (August 2002 to
                      Officer                   present); Securities
                                                Compliance Manager,
                                                American General
                                                Investment Management,
                                                (June 2000 to August 2002).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2007 -- (unaudited) (continued)

                                                                                        Number of
                       Position Held    Term of                                       Portfolios in
        Name,              With        Office and                                     Fund Complex
     Address and        SunAmerica     Length of          Principal Occupations        Overseen by  Other Directorships
    Date of Birth*        Complex    Time Served(4)        During Past 5 Years         Trustee(1)   Held by Trustee(2)
---------------------- ------------- -------------- --------------------------------- ------------- -------------------

Nori L. Gabert          Vice          2005-present  Vice President and Deputy              N/A      N/A
DOB: August 15, 1953    President                   General Counsel, AIG
                        and                         SunAmerica (2001 to present);
                        Assistant                   Vice President and Secretary,
                        Secretary                   VALIC Company I and VALIC
                                                    Company II (2000 to present);
                                                    Formerly, Associate General
                                                    Counsel, American General
                                                    Corporation, (1997 to 2001).

Timothy Pettee          Vice          August 2004-  Chief Investment Officer, AIG          N/A      N/A
DOB: April 7, 1958      President     present       SunAmerica (January 2003-
                                                    present); Executive Vice
                                                    President and Global Director
                                                    of Research Schroder
                                                    Investment Management (2000-
                                                    2002); Director of Research
                                                    U.S. Trust Co. (1998-2000).

Gregory R. Kingston     Vice          2002-present  Vice President, AIG                    N/A      N/A
DOB: January 18, 1966   President                   SunAmerica (2001-present);
                        and                         Formerly, Vice President,
                        Assistant                   American General Investment
                        Treasurer                   Management, L.P. (1999-2001)

Matthew J. Hackethal    Anti-         2006-present  Senior Compliance Manager,             N/A      N/A
DOB: December 31, 1971  Money                       AIG SunAmerica (November
                        Laundering                  2006 to present); Vice President,
                        Compliance                  Credits Suisse Asset
                        Officer                     Management (May, 2001 to
                                                    October 2006); CCO, Credit
                                                    Suisse Alternative Funds
                                                    (November 2005 to October
                                                    2006); CCO, Credit Suisse Asset
                                                    Management Securities, Inc.
                                                    (April 2004 to August 2005)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment advisor that is an affiliated person of the Advisor. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (5 portfolios). AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 10 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Trustees                   Shareholder Servicing      This report is submitted
 Samuel M. Eisenstat       Agent                      solely for the general
 Peter A. Harbeck           AIG SunAmerica Fund       information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 Jeffrey S. Burum           3200 Plaza 5              other than shareholders
 William J. Shea            Jersey City, NJ           of the Funds is
                              07311-4992              authorized only in
Officers                                              con-nection with a
 Vincent M. Marra,         Custodian and Transfer     currently effective
   President and Chief     Agent                      pro-spectus, setting
   Executive Officer        State Street Bank and     forth details of the
 Donna M. Handel,             Trust Company           Funds, which must precede
   Treasurer                P.O. Box 5607             or accom-pany this report.
 Timothy P. Pettee, Vice    Boston, MA 02110
   President                                          DELIVERY OF SHAREHOLDER
 James Nichols, Vice       VOTING PROXIES ON TRUST    DOCUMENTS
   President               PORTFOLIO SECURITIES       The Funds have adopted a
 Cynthia Gibbons, Vice     A description of the       policy that allows them
   President and Chief     policies and procedures    to send only one copy of
   Compliance Officer      that the Trust uses to     a Fund's prospectus,
 Gregory N. Bressler,      determine how to vote      proxy material, annual
   Chief Legal Officer     proxies relating to        report and semi-annual
   and Secretary           securities held in a       report (the "shareholder
 Gregory R. Kingston,      Fund's portfolio which is  documents") to
   Vice President and      available in the Trust's   shareholders with
   Assistant Treasurer     Statement of Additional    multiple accounts
 Corey A. Issing,          Information, may be        residing at the same
   Assistant Secretary     obtained without charge    "household." This
 Kathleen Fuentes,         upon request, by calling   practice is called
   Assistant Secretary     (800) 858-8850. This       householding and reduces
 Nori L. Gabert, Vice      in-formation is also       Fund expenses, which
   President and           available from the EDGAR   benefits you and other
   Assistant Secretary     database on the U.S.       shareholders. Unless the
 Matthew Hackethal,        Securities and Ex-change   Funds receive
   Anti-Money Laundering   Commission's website at    instructions to the
   Compliance Officer      http://www.sec.gov.        con-trary, you will only
 John E. Smith Jr.,                                   receive one copy of the
   Assistant Treasurer     PROXY VOTING RECORD ON     shareholder documents.
                           SUNAMERICA EQUITY FUNDS    The Funds will continue
Investment Adviser         Information regarding how  to household the
 AIG SunAmerica Asset      SunAmerica Equity Funds    share-holder documents
   Management Corp.        voted proxies relating to  indefinitely, until we
 Harborside Financial      securities held in         are instructed otherwise.
   Center                  SunAmerica Equity Funds    If you do not wish to
 3200 Plaza 5              during the most recent     participate in
 Jersey City, NJ           twelve month period ended  householding, please
   07311-4992              June 30 is available,      contact Shareholder
                           once filed with the U.S.   Services at (800)
Distributor                Securities and Exchange    858-8850 ext. 6010 or
 AIG SunAmerica Capital    Commission, without        send a written request
   Services, Inc.          charge, upon request, by   with your name, the name
 Harborside Financial      calling (800) 858-8850 or  of your fund(s) and your
   Center                  on the U.S. Securities     account number(s) to AIG
 3200 Plaza 5              and Exchange Commission's  SunAmerica Mutual Funds
 Jersey City, NJ           website at                 c/o BFDS, P.O. Box
   07311-4992              http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

[LOGO]

AIG

Sun America
Mutual Funds


Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQSAN-3/07

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270. 30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 8, 2007

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 8, 2007